                                                                     [LOGO]
                                                                     WELLS
                                                                     FARGO
                                                                     FUNDS

                                       WELLS FARGO TAX-FREE FUNDS

                                       ANNUAL REPORT

                                       ARIZONA TAX-FREE FUND

                                       CALIFORNIA LIMITED TERM TAX-FREE FUND

                                       CALIFORNIA TAX-FREE FUND

                                       COLORADO TAX-FREE FUND

                                       MINNESOTA INTERMEDIATE TAX-FREE FUND

                                       MINNESOTA TAX-FREE FUND

                                       NATIONAL LIMITED TERM TAX-FREE FUND

                                       NATIONAL TAX-FREE FUND

                                       NEBRASKA TAX-FREE FUND

                                       OREGON TAX-FREE FUND




                                                                  JUNE 30, 2001
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

                                                                TAX-FREE FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1
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PERFORMANCE HIGHLIGHTS
-----------------------------------------------------------------------------
   ARIZONA TAX-FREE FUND                                                    2
   CALIFORNIA LIMITED TERM TAX-FREE FUND                                    4
   CALIFORNIA TAX-FREE FUND                                                 6
   COLORADO TAX-FREE FUND                                                   8
   MINNESOTA INTERMEDIATE TAX-FREE FUND                                    10
   MINNESOTA TAX-FREE FUND                                                 12
   NATIONAL LIMITED TERM TAX-FREE FUND                                     14
   NATIONAL TAX-FREE FUND                                                  16
   NEBRASKA TAX-FREE FUND                                                  18
   OREGON TAX-FREE FUND                                                    20

PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------------------------
   ARIZONA TAX-FREE FUND                                                   22
   CALIFORNIA LIMITED TERM TAX-FREE FUND                                   24
   CALIFORNIA TAX-FREE FUND                                                26
   COLORADO TAX-FREE FUND                                                  34
   MINNESOTA INTERMEDIATE TAX-FREE FUND                                    37
   MINNESOTA TAX-FREE FUND                                                 43
   NATIONAL LIMITED TERM TAX-FREE FUND                                     46
   NATIONAL TAX-FREE FUND                                                  50
   NEBRASKA TAX-FREE FUND                                                  62
   OREGON TAX-FREE FUND                                                    66

FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES                                     70
   STATEMENT OF OPERATIONS                                                 72
   STATEMENTS OF CHANGES IN NET ASSETS                                     74
   FINANCIAL HIGHLIGHTS                                                    78

NOTES TO FINANCIAL HIGHLIGHTS                                              84
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NOTES TO FINANCIAL STATEMENTS                                              85
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INDEPENDENT AUDITORS' REPORT                                               91
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LIST OF ABBREVIATIONS                                                      92
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

NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

DEAR VALUED SHAREHOLDER,

     In the past fiscal year, the Federal Reserve Board (the Fed) reversed its stance on short-term interest rates. During the first six months of the reporting period (July 1 - December 31, 2000), the Fed maintained rates, but still kept a watchful eye out for possible signs of inflation. By the beginning of 2001, however, the Fed shifted its focus. As weak economic indicators and corporate earnings disappointments began to signal a sagging economy, the Fed launched an aggressive monetary easing campaign, lowering interest rates six times in six months. By the end of June 2001, the federal funds rate stood at 3.75% - a 2.75% drop from its high of 6.50%.

     In general, the cut in short-term interest rates led to lower yields on short-term bonds, which in turn drove bond prices up (bond yields move inversely to bond prices.) Longer-term bonds, however, experienced more of a seesaw effect during the period. For most of the period, long-term rates declined, boosting bond prices. Shaky equity markets also helped the bond markets, as many equity investors fled to the relative safety of bonds. However, the Fed's attack on short-term rates ultimately led to higher long-term rates. Because the Fed's monetary easing meant the possibility of renewed economic strength, the potential for inflation resurfaced. This drove up long-term bond yields toward the end of the period. Additionally, the federal government's new tax cut led to reduced expectations for future government surplus levels, which may affect its ability to buy back U.S. Treasury bonds (a phenomenon that had pumped up prices of long-term bonds in the first half of the period). The result of lower short-term rates and higher long-term rates was a steepening yield curve that left the difference between yields on the 30-year and two-year U.S. Treasury bonds at a seven-year high.

     California's energy crisis created another wrinkle for municipal bond performance. When a major utility defaulted on its debt, the state intervened, using monies from its general fund to keep the lights on in the state. Ultimately, credit agencies downgraded the state, driving down bond prices for most California issuers. As the crisis unfolded, the Funds continued an emphasis on strong credit research and quality portfolio holdings to protect investors from negative developments.

     The net outcome of these mixed events was generally positive for municipal bonds. Regardless of market conditions, it is important to keep in mind that municipal bonds usually offer higher taxable-equivalent yields than taxable bonds. In volatile markets, the emphasis on diversification among securities within Wells Fargo Tax-Tree Funds may help moderate risk and provide investors the potential to earn more balanced returns.

     Thank you for choosing WELLS FARGO FUNDS. We appreciate your business and will continue to strive to offer an expanding array of investment options designed to help you achieve your personal financial goals.

     We encourage you to review your portfolio to ensure that your current allocation accurately reflects your investment objectives and risk tolerance. If you have any questions, or need further information, please contact your investment professional, or call us at 1-800-222-8222.

   Sincerely,

   /s/ Michael J. Hogan

   MICHAEL J. HOGAN
   PRESIDENT,
   WELLS FARGO FUNDS

                                      I

TAX-FREE FUNDS                                          PERFORMANCE HIGHLIGHTS

ARIZONA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Arizona Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Arizona individual income tax.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   03/02/92

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 11.66%(1) for the twelve-month period ended June 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 9.98% during the period. The Fund's Class A shares distributed $0.52 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     During the first half of the period, the Fund's duration profile was positioned to take advantage of a declining interest rate environment. Rates did indeed decline, and consequently, the Fund performed well. In the first quarter of 2001, the Fund managers became concerned about the direction of interest rates and shifted the Fund's strategic outlook to a more neutral duration stance. Market yields rose modestly as the Fund shortened its duration profile at the end of the first quarter. In the second quarter of 2001, however, the market fulfilled the Fund managers' expectations of increased rates and underperformance of longer duration funds. The Fund benefited from a shortened duration profile in the second quarter of 2001 as market yields drifted higher.

     In general, the more aggressive, longer duration bonds helped drive the Fund's performance in the second half of 2000. The portfolio rebalancing toward a more neutral duration stance during the second half of the period - through higher coupon premium - callable bonds, and lower investment-grade assets - allowed the Fund to maintain its performance position versus the benchmark and peer group.

STRATEGIC OUTLOOK

     The Fund managers expect the market to discount the current weakness in the economy and anticipate the beginning of a recovery before the Federal Reserve Board completes its cycle of lowering interest rates. Based upon this outlook, the Fund managers anticipate higher rates in twelve months, as economic activity troughs. Consequently, the Fund managers will seek to add defensive positions, including a larger than usual cash position.

   (1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

       Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Arizona Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Arizona Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The Stagecoach Arizona Tax-Free Fund is the successor fund to the Pacifica Arizona Tax-Exempt Fund (10/95 to 9/96) and the Westcore Arizona Intermediate Tax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Trust Class A and Westcore Trust performance. Class B share performance also reflects such performance but has been adjusted to reflect Class B share expense levels as of the inception date of 9/6/96. For Institutional Class shares, performance reflects the Investor Class shares of the Pacifica Arizona Tax-Exempt Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Arizona Tax-Free Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Arizona Intermediate Tax-Free Fund of Westcore Trust. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

   (2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                 INCLUDING SALES CHARGE          EXCLUDING SALES CHARGE
                                             ------------------------------  -------------------------------
                                             1-YEAR  5-YEAR SINCE INCEPTION  1-YEAR  5-YEAR  SINCE INCEPTION
                                                              (03/02/92)                       (03/02/92)
   CLASS A                                     6.64    4.47       5.28        11.66    5.45       5.80
   CLASS B                                     5.95    4.16       4.81        10.95    4.49       4.81
   INSTITUTIONAL CLASS                                                        11.96    5.62       5.92
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                   9.98    6.54       5.58(3)

CHARACTERISTICS
(AS OF JUNE 30, 2001)

   AVERAGE CREDIT QUALITY(4)                         AA
   WEIGHTED AVERAGE COUPON                         5.64%
   ESTIMATED DURATION                        9.40 YEARS
   PORTFOLIO TURNOVER                                27%
   NUMBER OF HOLDINGS                                56
   NAV
     (A, B, INST.)                $10.36, $10.00, $10.37
   SEC YIELD(5)
     (A, B, INST.)                   4.63%, 4.09%, 5.03%
   DISTRIBUTION RATE(6)
     (A, B, INST.)                   4.60%, 4.05%, 4.98%
   TAXABLE EQUIVALENT YIELD(7)
     (A, B, INST.)                   8.08%, 7.13%, 8.76%
   ALTERNATIVE MINIMUM TAX(7)                      7.65%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

                                   WELLS FARGO         LEHMAN BROTHERS                   WELLS FARGO
                                ARIZONA TAX-FREE       MUNICIPAL BOND                 ARIZONA TAX-FREE
                                 FUND - CLASS A            INDEX                        FUND - CLASS I
Inception                             $9,550               $10,000                         $10,000
       3/92                           $9,524               $10,004                          $9,971
       4/92                           $9,604               $10,093                         $10,056
       5/92                           $9,718               $10,212                         $10,175
       6/92                           $9,858               $10,384                         $10,322
       7/92                           $9,897               $10,695                         $10,362
       8/92                          $10,002               $10,590                         $10,472
       9/92                          $10,111               $10,659                         $10,586
      10/92                           $9,998               $10,555                         $10,467
      11/92                          $10,194               $10,744                         $10,673
      12/92                          $10,292               $10,853                         $10,776
       1/93                          $10,457               $10,979                         $10,949
       2/93                          $10,770               $11,377                         $11,276
       3/93                          $10,602               $11,256                         $11,100
       4/93                          $10,694               $11,370                         $11,196
       5/93                          $10,738               $11,433                         $11,243
       6/93                          $10,903               $11,624                         $11,416
       7/93                          $10,870               $11,639                         $11,381
       8/93                          $11,096               $11,882                         $11,618
       9/93                          $11,254               $12,017                         $11,783
      10/93                          $11,276               $12,040                         $11,806
      11/93                          $11,196               $11,934                         $11,722
      12/93                          $11,378               $12,186                         $11,913
       1/94                          $11,508               $12,325                         $12,049
       2/94                          $11,209               $12,005                         $11,736
       3/94                          $10,956               $11,517                         $11,470
       4/94                          $11,017               $11,615                         $11,535
       5/94                          $11,090               $11,716                         $11,612
       6/94                          $11,049               $11,644                         $11,568
       7/94                          $11,208               $11,857                         $11,734
       8/94                          $11,261               $11,899                         $11,790
       9/94                          $11,149               $11,724                         $11,673
      10/94                          $10,965               $11,515                         $11,480
      11/94                          $10,801               $11,307                         $11,309
      12/94                          $11,002               $11,556                         $11,519
       1/95                          $11,248               $11,886                         $11,777
       2/95                          $11,515               $12,231                         $12,057
       3/95                          $11,608               $12,372                         $12,154
       4/95                          $11,657               $12,387                         $12,205
       5/95                          $11,905               $12,782                         $12,465
       6/95                          $11,880               $12,670                         $12,439
       7/95                          $11,999               $12,790                         $12,563
       8/95                          $12,117               $12,952                         $12,686
       9/95                          $12,161               $13,034                         $12,732
      10/95                          $12,274               $13,224                         $12,854
      11/95                          $12,410               $13,443                         $13,000
      12/95                          $12,509               $13,573                         $13,106
       1/96                          $12,604               $13,676                         $13,208
       2/96                          $12,534               $13,583                         $13,138
       3/96                          $12,328               $13,409                         $12,924
       4/96                          $12,335               $13,371                         $12,922
       5/96                          $12,285               $13,366                         $12,885
       6/96                          $12,401               $13,512                         $13,007
       7/96                          $12,554               $13,633                         $13,171
       8/96                          $12,508               $13,630                         $13,113
       9/96                          $12,612               $13,821                         $13,224
      10/96                          $12,747               $13,977                         $13,380
      11/96                          $12,990               $14,233                         $13,638
      12/96                          $12,939               $14,174                         $13,587
       1/97                          $12,980               $14,200                         $13,632
       2/97                          $13,062               $14,331                         $13,720
       3/97                          $12,887               $14,140                         $13,539
       4/97                          $12,985               $14,259                         $13,631
       5/97                          $13,161               $14,475                         $13,818
       6/97                          $13,307               $14,629                         $13,986
       7/97                          $13,706               $15,035                         $14,395
       8/97                          $13,532               $14,893                         $14,215
       9/97                          $13,705               $15,071                         $14,412
      10/97                          $13,757               $15,167                         $14,483
      11/97                          $13,840               $15,257                         $14,572
      12/97                          $14,065               $15,479                         $14,799
       1/98                          $14,182               $15,639                         $14,926
       2/98                          $14,162               $15,643                         $14,906
       3/98                          $14,134               $15,657                         $14,891
       4/98                          $14,013               $15,587                         $14,764
       5/98                          $14,263               $15,833                         $15,027
       6/98                          $14,313               $15,895                         $15,067
       7/98                          $14,329               $15,935                         $15,085
       8/98                          $14,604               $16,182                         $15,375
       9/98                          $14,788               $16,384                         $15,583
      10/98                          $14,722               $16,384                         $15,500
      11/98                          $14,770               $16,441                         $15,552
      12/98                          $14,772               $16,492                         $15,568
       1/99                          $14,964               $16,689                         $15,771
       2/99                          $14,818               $16,615                         $15,619
       3/99                          $14,873               $16,638                         $15,662
       4/99                          $14,873               $16,680                         $15,678
       5/99                          $14,729               $16,818                         $15,512
       6/99                          $14,403               $16,576                         $15,184
       7/99                          $14,432               $16,636                         $15,215
       8/99                          $14,188               $16,503                         $14,959
       9/99                          $14,129               $16,509                         $14,883
      10/99                          $13,814               $16,331                         $14,554
      11/99                          $13,969               $16,504                         $14,735
      12/99                          $13,797               $16,381                         $14,555
       1/00                          $13,682               $16,308                         $14,421
       2/00                          $13,896               $16,498                         $14,649
       3/00                          $14,262               $16,857                         $15,036
       4/00                          $14,189               $16,758                         $14,961
       5/00                          $14,061               $16,671                         $14,829
       6/00                          $14,478               $17,112                         $15,271
       7/00                          $14,751               $17,350                         $15,561
       8/00                          $15,055               $17,617                         $15,883
       9/00                          $14,983               $17,526                         $15,809
      10/00                          $15,123               $17,717                         $15,960
      11/00                          $15,186               $17,852                         $16,045
      12/00                          $15,693               $18,293                         $16,566
       1/01                          $15,762               $18,474                         $16,657
       2/01                          $15,900               $18,533                         $16,805
       3/01                          $16,045               $18,700                         $16,961
       4/01                          $15,819               $18,498                         $16,725
       5/01                          $16,025               $18,697                         $16,945
       6/01                          $16,167               $18,823                         $17,097

[CHART]

CREDIT QUALITY(4) (AS OF JUNE 30, 2001)

AAA                           31.70%
AA                            27.10%
BBB                           14.80%
A                              9.65%
Cash                           6.53%
Unrated                        6.13%
SP1                            4.09%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2001)

0-1 Year                10.82%
1-5 Years                0.81%
5-10 Years               5.04%
10-20 Years             37.35%
20-30 Years             45.98%

(3) The published return closest to the Fund's inception date of March 2, 1992.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.17%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Arizona Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

(9) Portfolio holdings are subject to change

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

   The California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGER

   Mary Gail Walton, CFA

INCEPTION DATE

   11/18/92

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 6.01%(1) for the twelve-month period ended June 30, 2001, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 7.75%. The Fund's Class A shares distributed $0.41 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Although the Federal Reserve Board (the Fed) was more concerned about inflation as the period opened, by the end of 2000 it had changed its focus of concern toward a weakening economy and made an unexpected .50% decrease in short-term interest rates on January 3, 2001. The Federal funds rate dropped from 6.50% to 3.75% during the period from December 2000 through the end of June 2001. One effect of this dramatic shift in interest rates was that the two halves of the period had distinctly different market experiences. In 2000, yields across the maturity spectrum fell. Because longer-maturing bond prices are more dramatically affected by changes in yields, longer-maturity ranges outperformed shorter-maturities. In contrast, during the first half of 2001, short-term rates fell dramatically while long-term rates rose slightly. This resulted in slight outperformance of the five-year and shorter maturities to longer maturities.

     California's energy crisis ultimately led credit rating agencies to downgrade the state in April 2001. Consequently, California securities generally underperformed other securities. Despite the Fund's minimal exposure to State of California general obligation bonds, its California holdings affected its performance during the period.

     Longer-term bonds outperformed shorter-term bonds over the period, with the majority of that performance being realized in the last half of 2000. Accordingly, performance was helped by the longer-maturing assets held in the Fund.

STRATEGIC OUTLOOK

     The Fund manager expects interest rates to remain at, or near, current levels through the summer of 2001. Under these conditions, the Fund manager anticipates that the Fund will maintain its duration at neutral to slightly longer than its benchmark. The Fund manager will seek to maintain the Fund's high credit quality stance and will attempt to buy bonds that should either add value or enable the Fund to capture higher yields offered by the anticipated steep yield curve.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                 INCLUDING SALES CHARGE          EXCLUDING SALES CHARGE
                                             ------------------------------  -------------------------------
                                             1-YEAR  5-YEAR SINCE INCEPTION  1-YEAR  5-YEAR  SINCE INCEPTION
                                                               (11/18/92)                      (11/18/92)
   CLASS A                                     1.21    3.60       3.98         6.01    4.56       4.53
   INSTITUTIONAL CLASS                                                         6.20    4.66       4.59
   BENCHMARK
     LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX(2)                            7.75    5.17       5.58(3)

CHARACTERISTICS
(AS OF JUNE 30, 2001)

   AVERAGE CREDIT QUALITY(4)                  AA
   WEIGHTED AVERAGE COUPON                 5.53%
   ESTIMATED DURATION                 3.30 YEARS
   PORTFOLIO TURNOVER                        49%
   NUMBER OF HOLDINGS                        46
   NAV
     (A, INST.)                   $10.33, $10.17
   SEC YIELD(5)
     (A, INST.)                     2.88%, 3.16%
   DISTRIBUTION RATE(6)
     (A, INST.)                     3.09%, 3.38%
   TAXABLE EQUIVALENT YIELD(7)
     (A, INST.)                     5.25%, 5.77%
   ALTERNATIVE MINIMUM TAX(7)              6.12%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

                                WELLS FARGO CALIFORNIA
                                LIMITED TERM TAX-FREE    LEHMAN BROTHERS 3-YEAR       WELLS FARGO CALIFORNIA LIMITED
                                   FUND - CLASS A        MUNICIPAL BOND INDEX          TERM TAX-FREE FUND - CLASS I
Inception                               $9,550                  $10,000                         $10,000
          11/92                         $9,559                  $10,070                         $10,008
          12/92                         $9,632                  $10,130                         $10,084
           1/93                         $9,719                  $10,206                         $10,176
           2/93                         $9,922                  $10,367                         $10,389
           3/93                         $9,841                  $10,336                         $10,303
           4/93                         $9,893                  $10,395                         $10,358
           5/93                         $9,908                  $10,424                         $10,373
           6/93                         $9,997                  $10,490                         $10,467
           7/93                         $9,972                  $10,496                         $10,441
           8/93                        $10,112                  $10,593                         $10,587
           9/93                        $10,192                  $10,640                         $10,671
          10/93                        $10,213                  $10,662                         $10,693
          11/93                        $10,184                  $10,648                         $10,663
          12/93                        $10,316                  $10,760                         $10,801
           1/94                        $10,389                  $10,847                         $10,877
           2/94                        $10,241                  $10,746                         $10,722
           3/94                        $10,125                  $10,616                         $10,601
           4/94                        $10,159                  $10,679                         $10,636
           5/94                        $10,194                  $10,729                         $10,674
           6/94                        $10,178                  $10,732                         $10,657
           7/94                        $10,275                  $10,821                         $10,758
           8/94                        $10,291                  $10,860                         $10,774
           9/94                        $10,254                  $10,833                         $10,736
          10/94                        $10,218                  $10,807                         $10,698
          11/94                        $10,149                  $10,788                         $10,627
          12/94                        $10,202                  $10,834                         $10,681
           1/95                        $10,317                  $10,924                         $10,802
           2/95                        $10,461                  $11,039                         $10,953
           3/95                        $10,549                  $11,138                         $11,045
           4/95                        $10,569                  $11,176                         $11,066
           5/95                        $10,719                  $11,347                         $11,223
           6/95                        $10,722                  $11,374                         $11,226
           7/95                        $10,816                  $11,494                         $11,324
           8/95                        $10,892                  $11,584                         $11,404
           9/95                        $10,937                  $11,617                         $11,451
          10/95                        $11,001                  $11,673                         $11,518
          11/95                        $11,078                  $11,747                         $11,599
          12/95                        $11,134                  $11,796                         $11,658
           1/96                        $11,224                  $11,888                         $11,752
           2/96                        $11,214                  $11,890                         $11,741
           3/96                        $11,141                  $11,861                         $11,665
           4/96                        $11,144                  $11,876                         $11,668
           5/96                        $11,141                  $11,886                         $11,665
           6/96                        $11,197                  $11,957                         $11,723
           7/96                        $11,276                  $12,023                         $11,806
           8/96                        $11,284                  $12,042                         $11,815
           9/96                        $11,358                  $12,115                         $11,893
          10/96                        $11,447                  $12,200                         $11,975
          11/96                        $11,572                  $12,314                         $12,121
          12/96                        $11,563                  $12,321                         $12,111
           1/97                        $11,614                  $12,375                         $12,154
           2/97                        $11,670                  $12,435                         $12,213
           3/97                        $11,582                  $12,371                         $12,131
           4/97                        $11,630                  $12,424                         $12,170
           5/97                        $11,737                  $12,526                         $12,296
           6/97                        $11,806                  $12,600                         $12,369
           7/97                        $11,969                  $12,750                         $12,531
           8/97                        $11,940                  $12,724                         $12,500
           9/97                        $12,011                  $12,815                         $12,575
          10/97                        $12,052                  $12,872                         $12,619
          11/97                        $12,076                  $12,910                         $12,644
          12/97                        $12,155                  $12,997                         $12,728
           1/98                        $12,265                  $13,083                         $12,846
           2/98                        $12,277                  $13,111                         $12,858
           3/98                        $12,268                  $13,132                         $12,848
           4/98                        $12,235                  $13,113                         $12,813
           5/98                        $12,344                  $13,235                         $12,929
           6/98                        $12,382                  $13,280                         $12,969
           7/98                        $12,435                  $13,328                         $13,025
           8/98                        $12,602                  $13,457                         $13,204
           9/98                        $12,748                  $13,543                         $13,346
          10/98                        $12,765                  $13,608                         $13,377
          11/98                        $12,802                  $13,641                         $13,416
          12/98                        $12,818                  $13,674                         $13,431
           1/99                        $12,945                  $13,798                         $13,565
           2/99                        $12,908                  $13,813                         $13,526
           3/99                        $12,936                  $13,826                         $13,569
           4/99                        $12,941                  $13,869                         $13,561
           5/99                        $12,893                  $13,849                         $13,509
           6/99                        $12,733                  $13,766                         $13,352
           7/99                        $12,811                  $13,835                         $13,423
           8/99                        $12,788                  $13,852                         $13,398
           9/99                        $12,840                  $13,904                         $13,466
          10/99                        $12,805                  $13,906                         $13,430
          11/99                        $12,870                  $13,967                         $13,487
          12/99                        $12,823                  $13,944                         $13,451
           1/00                        $12,864                  $13,970                         $13,495
           2/00                        $12,918                  $14,014                         $13,554
           3/00                        $13,016                  $14,087                         $13,659
           4/00                        $12,986                  $14,089                         $13,628
           5/00                        $13,010                  $14,103                         $13,654
           6/00                        $13,201                  $14,282                         $13,859
           7/00                        $13,302                  $14,397                         $13,968
           8/00                        $13,443                  $14,508                         $14,119
           9/00                        $13,412                  $14,513                         $14,087
          10/00                        $13,476                  $14,594                         $14,156
          11/00                        $13,538                  $14,654                         $14,224
          12/00                        $13,696                  $14,816                         $14,392
           1/01                        $13,861                  $15,042                         $14,556
           2/01                        $13,887                  $15,099                         $14,585
           3/01                        $13,929                  $15,204                         $14,645
           4/01                        $13,809                  $15,182                         $14,519
           5/01                        $13,916                  $15,321                         $14,634
           6/01                        $13,994                  $15,390                         $14,718

[CHART]

CREDIT QUALITY(4) (AS OF JUNE 30, 2001)

AAA                                66.50%
AA                                 17.10%
A                                  10.80%
SP1                                 5.50%
Cash                                0.10%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2001)

0-1 Year                5.99%
1-5 Years              54.56%
5-10 Years             35.88%
10-20 Years             3.57%

(3) The published return closest to the Fund's inception date of November 18, 1992.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.76%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

(9) Portfolio holdings are subject to change.

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in intermediate- to long-term investment-grade municipal securities.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGER

   Stephen Galiani

INCEPTION DATE

   10/06/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 9.53%(1) for the twelve-month period ended June 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 9.98% during the period. The Fund's Class A shares distributed $0.54 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     During the first half of the period, the Fund was positioned to take advantage of declining interest rates. Rates did indeed decline, so the Fund performed well. In the first quarter of 2001, the Fund manager became concerned about the direction of interest rates, as well as the potential weakness in the California market: the Fund was positioned with a more defensive bias, and California State General Obligation bonds were replaced with some non-California paper. In the second quarter of 2001, the market fulfilled expectations: interest rates rose, and California paper underperformed. Despite the Fund's addition of some non-California bonds, the Fund remained about 95 percent invested in California paper so that shareholders would continue to receive income that was exempt from federal and California personal income taxes. In contrast, as of June 30, 2001, approximately 12 percent of the Index consisted of California issues.

     California's energy crisis ultimately led credit rating agencies to downgrade the state in April 2001. Consequently, California securities generally underperformed other securities. Despite the Fund's minimal exposure to State of California general obligation bonds, its California holdings affected its performance during the period. Therefore, during the second quarter of 2001, the Fund lagged the Index as California bonds underperformed the national market.

     In general, the more aggressive, longer duration positions helped drive the Fund's performance in the second half of 2000, while high-yielding bonds in the portfolio had a positive impact on returns in the first half of 2001. Detractors from performance came largely from California paper.

STRATEGIC OUTLOOK

     The Fund manager expects the market to discount the current weakness in the economy and anticipates the beginning of a recovery before the Federal Reserve Board completes its cycle of lowering interest rates. Based upon this outlook, the Fund manager anticipates rising rates over the next three to six months. Consequently, the Fund manager will seek to remain positioned somewhat defensively, with a larger than usual cash position, and shorter than usual durations and average maturity.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                               INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                          ------------------------------  -----------------------------
                                           1-YEAR     5-YEAR     10-YEAR   1-YEAR     5-YEAR    10-YEAR
     CLASS A                                4.57       5.42       6.51      9.53       6.39      7.00
     CLASS B                                3.81       5.28       6.24      8.81       5.60      6.24
     CLASS C                                7.81       5.60       6.24      8.81       5.60      6.24
     INSTITUTIONAL CLASS                                                    9.80       6.47      7.04
     BENCHMARK
       LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                              9.98       6.54      7.16

   CHARACTERISTICS
   (AS OF JUNE 30, 2001)

   AVERAGE CREDIT QUALITY(3)                            AA
   WEIGHTED AVERAGE COUPON                           4.73%
   ESTIMATED DURATION                           8.92 YEARS
   PORTFOLIO TURNOVER                                  52%
   NUMBER OF HOLDINGS                                  256
   NAV
     (A, B, C, INST.)       $11.24, $11.46, $11.46, $11.27
   SEC YIELD(4)
     (A, B, C, INST.)           4.25%, 3.60%, 3.59%, 4.61%
   DISTRIBUTION RATE(5)
     (A, B, C, INST.)           4.51%, 3.97%, 3.96%, 4.89%
   TAXABLE EQUIVALENT YIELD(6)
     (A, B, C, INST.)           7.76%, 6.57%, 6.55%, 8.41%
   ALTERNATIVE MINIMUM TAX(6)                        8.97%

[CHART]

   GROWTH OF $10,000 INVESTMENT(7)

WELLS FARGO CALIFORNIA      LEHMAN BROTHERS      WELLS FARGO CALIFORNIA
TAX-FREE FUND - CLASS A   MUNICIPAL BOND INDEX  TAX-FREE FUND - CLASS I
   12/90         $9,550        $10,000                $10,000
    1/91         $9,712        $10,134                $10,166
    2/91         $9,768        $10,222                $10,224
    3/91         $9,787        $10,226                $10,244
    4/91         $9,938        $10,362                $10,403
    5/91        $10,052        $10,454                $10,522
    6/91        $10,021        $10,444                $10,489
    7/91        $10,162        $10,571                $10,637
    8/91        $10,285        $10,711                $10,766
    9/91        $10,428        $10,850                $10,916
   10/91        $10,513        $10,948                $11,004
   11/91        $10,509        $10,979                $11,000
   12/91        $10,664        $11,215                $11,162
    1/92        $10,651        $11,240                $11,148
    2/92        $10,717        $11,244                $11,218
    3/92        $10,754        $11,248                $11,256
    4/92        $10,851        $11,348                $11,358
    5/92        $10,969        $11,482                $11,482
    6/92        $11,170        $11,675                $11,692
    7/92        $11,536        $12,025                $12,075
    8/92        $11,377        $11,908                $11,909
    9/92        $11,436        $11,985                $11,970
   10/92        $11,214        $11,868                $11,738
   11/92        $11,493        $12,080                $12,030
   12/92        $11,625        $12,203                $12,168
    1/93        $11,759        $12,345                $12,309
    2/93        $12,194        $12,792                $12,764
    3/93        $12,100        $12,656                $12,666
    4/93        $12,241        $12,784                $12,813
    5/93        $12,328        $12,855                $12,904
    6/93        $12,560        $13,070                $13,147
    7/93        $12,552        $13,087                $13,139
    8/93        $12,863        $13,359                $13,465
    9/93        $13,043        $13,512                $13,653
   10/93        $13,069        $13,537                $13,680
   11/93        $12,939        $13,418                $13,543
   12/93        $13,134        $13,701                $13,748
    1/94        $13,298        $13,857                $13,919
    2/94        $13,037        $13,499                $13,646
    3/94        $12,601        $12,949                $13,190
    4/94        $12,581        $13,059                $13,169
    5/94        $12,713        $13,173                $13,307
    6/94        $12,681        $13,092                $13,274
    7/94        $12,897        $13,332                $13,500
    8/94        $12,948        $13,379                $13,553
    9/94        $12,797        $13,182                $13,395
   10/94        $12,609        $12,947                $13,198
   11/94        $12,384        $12,713                $12,963
   12/94        $12,566        $12,993                $13,153
    1/95        $12,915        $13,364                $13,518
    2/95        $13,228        $13,753                $13,846
    3/95        $13,344        $13,911                $13,967
    4/95        $13,348        $13,927                $13,971
    5/95        $13,751        $14,372                $14,394
    6/95        $13,564        $14,246                $14,198
    7/95        $13,647        $14,381                $14,285
    8/95        $13,824        $14,563                $14,470
    9/95        $13,938        $14,655                $14,589
   10/95        $14,191        $14,869                $14,854
   11/95        $14,458        $15,115                $15,134
   12/95        $14,625        $15,261                $15,308
    1/96        $14,700        $15,377                $15,387
    2/96        $14,568        $15,272                $15,249
    3/96        $14,344        $15,077                $15,015
    4/96        $14,282        $15,034                $14,949
    5/96        $14,293        $15,028                $14,961
    6/96        $14,460        $15,192                $15,136
    7/96        $14,619        $15,329                $15,302
    8/96        $14,630        $15,326                $15,314
    9/96        $14,854        $15,540                $15,549
   10/96        $15,015        $15,716                $15,717
   11/96        $15,306        $16,004                $16,021
   12/96        $15,215        $15,936                $15,926
    1/97        $15,241        $15,967                $15,954
    2/97        $15,389        $16,114                $16,108
    3/97        $15,173        $15,899                $15,882
    4/97        $15,309        $16,033                $16,024
    5/97        $15,539        $16,275                $16,265
    6/97        $15,674        $16,449                $16,407
    7/97        $16,185        $16,905                $16,942
    8/97        $15,999        $16,746                $16,746
    9/97        $16,180        $16,945                $16,936
   10/97        $16,279        $17,053                $17,040
   11/97        $16,354        $17,154                $17,118
   12/97        $16,579        $17,405                $17,354
    1/98        $16,793        $17,584                $17,580
    2/98        $16,794        $17,589                $17,566
    3/98        $16,784        $17,605                $17,572
    4/98        $16,715        $17,526                $17,501
    5/98        $16,989        $17,803                $17,773
    6/98        $17,053        $17,872                $17,840
    7/98        $17,078        $17,917                $17,883
    8/98        $17,365        $18,194                $18,183
    9/98        $17,640        $18,422                $18,471
   10/98        $17,632        $18,422                $18,464
   11/98        $17,694        $18,486                $18,530
   12/98        $17,708        $18,544                $18,547
    1/99        $17,929        $18,764                $18,763
    2/99        $17,834        $18,682                $18,679
    3/99        $17,901        $18,708                $18,734
    4/99        $17,907        $18,755                $18,759
    5/99        $17,750        $18,910                $18,595
    6/99        $17,452        $18,638                $18,285
    7/99        $17,507        $18,705                $18,343
    8/99        $17,303        $18,555                $18,131
    9/99        $17,323        $18,563                $18,136
   10/99        $17,072        $18,362                $17,877
   11/99        $17,269        $18,557                $18,103
   12/99        $17,061        $18,418                $17,888
    1/00        $16,971        $18,337                $17,797
    2/00        $17,269        $18,550                $18,094
    3/00        $17,704        $18,954                $18,569
    4/00        $17,546        $18,842                $18,388
    5/00        $17,472        $18,744                $18,331
    6/00        $17,994        $19,241                $18,863
    7/00        $18,287        $19,508                $19,173
    8/00        $18,682        $19,809                $19,606
    9/00        $18,571        $19,706                $19,475
   10/00        $18,699        $19,920                $19,630
   11/00        $18,860        $20,072                $19,801
   12/00        $19,399        $20,568                $20,351
    1/01        $18,564        $20,771                $19,501
    2/01        $18,633        $20,838                $19,576
    3/01        $18,742        $21,025                $19,676
    4/01        $18,470        $20,798                $19,394
    5/01        $18,677        $21,023                $19,632
    6/01        $18,783        $21,164                $19,746

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2001)

AAA                                   51.10%
BBB                                   16.20%
AA                                    12.30%
A                                     11.90%
Unrated                                5.94%
Cash                                   2.56%

[CHART]

MATURITY DISTRIBUTION(5) (AS OF JUNE 30, 2001)

0-1 Year                 5.31%
1-5 Years                2.22%
6-10 Years              17.76%
11-20 Years             32.92%
20+ Years               41.79%

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.76%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(7) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

(8) Portfolio holdings are subject to change.

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISOR

   Wells Fargo Funds Management, LLC

SUB-ADVISOR

   Wells Capital Management Incorporated

FUND MANAGERS

   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE

   06/01/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 11.54%(1) during the twelve-month period ended June 30, 2001, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 9.98%. The Fund's Class A shares distributed $0.55 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     During the first half of the period, the Fund's duration profile was positioned to take advantage of a declining interest rate environment. Rates did indeed decline, and consequently the Fund performed well.

     In the first quarter of 2001, the Fund managers became concerned about the direction of interest rates and shifted the Fund's strategic outlook to a more neutral duration stance. Market yields rose modestly as the Fund marginally shortened its duration profile during March and April. In the second quarter, the market fulfilled the Fund managers' expectations: rates rose and longer duration funds underperformed. Although still on the long end of its peer group's duration range, the Fund benefited from the move toward a more neutral stance as rates moved up during the end of the period.

     In general, the more aggressive, longer duration positions - zero coupon and market discount bonds - helped drive the Fund's performance in the second half of 2000. During the second half of the period, the portfolio rebalanced into both higher coupon premium callable bonds and lower investment-grade assets, allowing the Fund to maintain its performance position versus the benchmark and peer group.

STRATEGIC OUTLOOK

     The Fund managers expect the market to discount the current weakness in the economy and anticipate the beginning of a recovery before the Federal Reserve Board completes its cycle of lowering interest rates. Based upon this outlook, the Fund managers anticipate higher rates in twelve months, but possibly lower rates during the intermediate months, as economic activity troughs. Consequently, the Fund managers will seek to maintain a somewhat long duration profile, with added defensive positions, including a larger than usual cash position.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class B shares for periods prior to August 2, 1993, reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                               INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                          ---------------------------------  --------------------------------
                                           1-YEAR   5-YEAR  SINCE INCEPTION  1-YEAR  5-YEAR  SINCE INCEPTION
                                                               (06/01/93)                      (06/01/93)
   CLASS A                                   6.52     5.29       5.26        11.54    6.27       5.86
   CLASS B                                   5.69     5.15       5.10        10.69    5.47       5.10
   INSTITUTIONAL CLASS                                                       11.54    6.29       5.88
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                  9.98    6.54       5.58(3)

   CHARACTERISTICS
   (AS OF JUNE 30, 2001)

   AVERAGE CREDIT QUALITY(4)                         AA
   WEIGHTED AVERAGE COUPON                        4.72%
   ESTIMATED DURATION                       10.18 YEARS
   PORTFOLIO TURNOVER                               37%
   NUMBER OF HOLDINGS                                89
   NAV
     (A, B, INST.)               $10.39, $10.41, $10.40
   SEC YIELD(5)
     (A, B, INST.)                  4.65%, 4.11%, 4.87%
   DISTRIBUTION RATE(6)
     (A, B, INST.)                  5.00%, 4.48%, 5.23%
   TAXABLE EQUIVALENT YIELD(7)
     (A, B, INST.)                  8.09%, 7.14%, 8.47%
   ALTERNATIVE MINIMUM TAX(7)                    11.04%

[CHART]

    GROWTH OF $10,000 INVESTMENT(8)

WELLS FARGO COLORADO         LEHMAN BROTHERS        WELLS FARGO COLORADO
TAX-FREE FUND - CLASS A    MUNICIPAL BOND INDEX   TAX-FREE FUND - CLASS I
 5/93     $9,550                 $10,000                   $10,000
 6/93     $9,685                 $10,167                   $10,142
 7/93     $9,671                 $10,180                   $10,127
 8/93     $9,923                 $10,392                   $10,391
 9/93    $10,061                 $10,510                   $10,535
10/93    $10,056                 $10,530                   $10,530
11/93     $9,933                 $10,438                   $10,401
12/93    $10,176                 $10,658                   $10,655
 1/94    $10,335                 $10,779                   $10,822
 2/94    $10,027                 $10,500                   $10,500
 3/94     $9,617                 $10,073                   $10,081
 4/94     $9,645                 $10,159                   $10,099
 5/94     $9,743                 $10,247                   $10,202
 6/94     $9,671                 $10,184                   $10,127
 7/94     $9,833                 $10,371                   $10,297
 8/94     $9,864                 $10,407                   $10,329
 9/94     $9,714                 $10,254                   $10,171
10/94     $9,558                 $10,072                   $10,009
11/94     $9,383                  $9,889                    $9,825
12/94     $9,573                 $10,107                   $10,024
 1/95     $9,767                 $10,396                   $10,227
 2/95    $10,024                 $10,698                   $10,507
 3/95    $10,112                 $10,821                   $10,600
 4/95    $10,142                 $10,834                   $10,619
 5/95    $10,471                 $11,179                   $10,964
 6/95    $10,391                 $11,082                   $10,881
 7/95    $10,508                 $11,187                   $11,003
 8/95    $10,661                 $11,328                   $11,164
 9/95    $10,720                 $11,400                   $11,225
10/95    $10,874                 $11,566                   $11,386
11/95    $11,061                 $11,758                   $11,593
12/95    $11,200                 $11,871                   $11,727
 1/96    $11,280                 $11,961                   $11,812
 2/96    $11,195                 $11,880                   $11,734
 3/96    $11,058                 $11,728                   $11,590
 4/96    $10,998                 $11,695                   $11,527
 5/96    $11,032                 $11,690                   $11,551
 6/96    $11,169                 $11,818                   $11,694
 7/96    $11,300                 $11,924                   $11,832
 8/96    $11,279                 $11,922                   $11,810
 9/96    $11,463                 $12,089                   $12,002
10/96    $11,596                 $12,225                   $12,142
11/96    $11,751                 $12,449                   $12,304
12/96    $11,746                 $12,397                   $12,299
 1/97    $11,811                 $12,420                   $12,368
 2/97    $11,893                 $12,534                   $12,453
 3/97    $11,733                 $12,368                   $12,285
 4/97    $11,842                 $12,472                   $12,400
 5/97    $12,024                 $12,660                   $12,590
 6/97    $12,145                 $12,795                   $12,718
 7/97    $12,541                 $13,150                   $13,132
 8/97    $12,345                 $13,026                   $12,927
 9/97    $12,516                 $13,181                   $13,118
10/97    $12,641                 $13,266                   $13,237
11/97    $12,718                 $13,344                   $13,330
12/97    $12,955                 $13,539                   $13,565
 1/98    $13,071                 $13,678                   $13,699
 2/98    $13,071                 $13,682                   $13,687
 3/98    $13,076                 $13,695                   $13,692
 4/98    $12,958                 $13,633                   $13,581
 5/98    $13,222                 $13,848                   $13,844
 6/98    $13,274                 $13,902                   $13,899
 7/98    $13,292                 $13,937                   $13,918
 8/98    $13,521                 $14,153                   $14,158
 9/98    $13,723                 $14,330                   $14,370
10/98    $13,612                 $14,330                   $14,254
11/98    $13,714                 $14,380                   $14,360
12/98    $13,750                 $14,425                   $14,398
 1/99    $13,894                 $14,596                   $14,549
 2/99    $13,777                 $14,532                   $14,426
 3/99    $13,768                 $14,552                   $14,417
 4/99    $13,810                 $14,589                   $14,474
 5/99    $13,723                 $14,710                   $14,369
 6/99    $13,452                 $14,498                   $14,086
 7/99    $13,470                 $14,550                   $14,105
 8/99    $13,306                 $14,434                   $13,933
 9/99    $13,206                 $14,440                   $13,828
10/99    $13,028                 $14,284                   $13,641
11/99    $13,165                 $14,435                   $13,786
12/99    $12,996                 $14,327                   $13,622
 1/00    $12,857                 $14,264                   $13,462
 2/00    $13,104                 $14,429                   $13,721
 3/00    $13,423                 $14,744                   $14,070
 4/00    $13,335                 $14,657                   $13,963
 5/00    $13,192                 $14,581                   $13,814
 6/00    $13,569                 $14,967                   $14,223
 7/00    $13,798                 $15,175                   $14,462
 8/00    $14,069                 $15,409                   $14,732
 9/00    $13,964                 $15,329                   $14,636
10/00    $14,140                 $15,496                   $14,806
11/00    $14,260                 $15,614                   $14,932
12/00    $14,782                 $15,999                   $15,478
 1/01    $14,881                 $16,158                   $15,597
 2/01    $14,974                 $16,209                   $15,680
 3/01    $15,100                 $16,355                   $15,812
 4/01    $14,832                 $16,179                   $15,530
 5/01    $14,983                 $16,353                   $15,704
 6/01    $15,135                 $16,463                   $15,863

[CHART]

CREDIT QUALITY(4) (AS OF JUNE 30, 2001)

AAA                                43.20%
AA                                 28.50%
Unrated                            12.97%
A                                   6.08%
BBB                                 5.20%
SP1                                 4.05%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2001)

0-1 Year                 4.05%
5-10 Years              18.54%
10-20 Years             46.18%
20+ Years               31.23%

(3) The published return closest to the Fund's inception date of June 1, 1993.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.92%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

MINNESOTA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE

     The Minnesota Intermediate Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGER
    Patricia Hovanetz, CFA

INCEPTION DATE
     09/30/76

PERFORMANCE HIGHLIGHTS

        The Fund's Institutional Class shares returned 8.25%(1) for the twelve-month period ended June 30, 2001. The Fund underperformed its benchmark, the Lehman Brothers 10-Year Municipal Bond Index(2) (the Index), which returned 9.49%. The Fund's Institutional Class shares distributed $0.48 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

        Ten-year municipal yields declined during the year, from their high of 5.00% on July 1, 2000, to 4.40% at the end of the period. At the end of the period, the Fund's duration of 5.61 years was significantly shorter than the duration of the Index which was 6.81 years. The duration differences explain the difference in relative performance versus the Index given the generally falling interest rate environment.

        During the year, the Fund's three best performing bonds were St. Paul, Minnesota HRA Regions Hospital; Glencoe, Minnesota Health Care; and Southern Minnesota Municipal Power Agency Revenue zero coupon bonds. The St. Paul bonds performed well because, as BBB+ rated hospital revenues, they benefited from a general narrowing of quality spreads during the year. The Glencoe bonds outperformed because they were refunded during the period, which changed them from long-term, non-rated health care bonds to short-term bonds payable from an escrow fund. The Southern Minnesota Municipal Power bonds benefited from the decline in long-term rates during the period. The worst performing holding was a position of Southern Minnesota Municipal Power bonds that was sold at a weak time in the market in order to shorten duration. Several housing bond holdings also had lower returns because housing bond prices tend to lag in a falling interest rate environment.

STRATEGIC OUTLOOK

        As an intermediate term fund, the Fund tends to perform better when rates are fairly stable. The Fund manager will seek to gradually add additional longer-maturity holdings to the Fund's portfolio as opportunities arise.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

        Performance shown for the Institutional Class shares of the Wells Fargo Minnesota Intermediate Tax-Free Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Minnesota Intermediate Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to October 1, 1997, reflects the performance of a common trust fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the common trust fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor common trust fund for periods before it became a mutual fund on October 1, 1997. The common trust fund's performance was adjusted to reflect the Fund's 1997 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with average maturities of ten years. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN (1) (%) (as of June 30, 2001)

                                                                              EXCLUDING SALES CHARGE
                                                                           ---------------------------
                                                                           1-YEAR    5-YEAR    10-YEAR
     INSTITUTIONAL CLASS                                                    8.25      5.31      5.72
     BENCHMARK
       LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX(2)                      9.49      6.58      7.25

   CHARACTERISTICS
   (AS OF JUNE 30, 2001)
   AVERAGE CREDIT QUALITY(3)                   AA+
   WEIGHTED AVERAGE COUPON                   5.27%
   ESTIMATED DURATION                   5.61 YEARS
   PORTFOLIO TURNOVER                          27%
   NUMBER OF HOLDINGS                          175
   NAV                                       $9.76
   SEC YIELD(4)
     (INST.)                                 4.27%
   DISTRIBUTION RATE(5)
     (INST.)                                 4.79%
   TAXABLE EQUIVALENT YIELD(6)
     (INST.)                                 7.69%
   ALTERNATIVE MINIMUM TAX(6)                3.43%

GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                                     WELLS FARGO MINNESOTA              LEHMAN BROTHERS 10-YEAR
                           INTERMEDIATE TERM TAX-FREE FUND - CLASS I      MUNICIPAL BOND INDEX
   12/90                                    $10,000                             $10,000
    1/91                                    $10,110                             $10,165
    2/91                                    $10,196                             $10,252
    3/91                                    $10,204                             $10,247
    4/91                                    $10,290                             $10,389
    5/91                                    $10,374                             $10,467
    6/91                                    $10,375                             $10,454
    7/91                                    $10,457                             $10,564
    8/91                                    $10,554                             $10,706
    9/91                                    $10,642                             $10,870
   10/91                                    $10,703                             $10,958
   11/91                                    $10,754                             $10,977
   12/91                                    $10,880                             $11,211
    1/92                                    $10,932                             $11,234
    2/92                                    $10,956                             $11,217
    3/92                                    $10,960                             $11,201
    4/92                                    $11,033                             $11,307
    5/92                                    $11,124                             $11,439
    6/92                                    $11,241                             $11,637
    7/92                                    $11,477                             $12,019
    8/92                                    $11,415                             $11,877
    9/92                                    $11,484                             $11,976
   10/92                                    $11,426                             $11,854
   11/92                                    $11,583                             $12,070
   12/92                                    $11,675                             $12,210
    1/93                                    $11,779                             $12,416
    2/93                                    $12,037                             $12,870
    3/93                                    $11,930                             $12,682
    4/93                                    $12,011                             $12,803
    5/93                                    $12,062                             $12,847
    6/93                                    $12,209                             $13,100
    7/93                                    $12,215                             $13,133
    8/93                                    $12,474                             $13,405
    9/93                                    $12,600                             $13,570
   10/93                                    $12,618                             $13,592
   11/93                                    $12,557                             $13,480
   12/93                                    $12,734                             $13,767
    1/94                                    $12,867                             $13,937
    2/94                                    $12,613                             $13,555
    3/94                                    $12,333                             $13,034
    4/94                                    $12,370                             $13,199
    5/94                                    $12,430                             $13,283
    6/94                                    $12,399                             $13,226
    7/94                                    $12,515                             $13,448
    8/94                                    $12,583                             $13,501
    9/94                                    $12,466                             $13,318
   10/94                                    $12,296                             $13,124
   11/94                                    $12,055                             $12,876
   12/94                                    $12,341                             $13,108
    1/95                                    $12,578                             $13,447
    2/95                                    $12,886                             $13,828
    3/95                                    $12,981                             $14,014
    4/95                                    $13,018                             $14,031
    5/95                                    $13,317                             $14,476
    6/95                                    $13,273                             $14,386
    7/95                                    $13,397                             $14,598
    8/95                                    $13,532                             $14,796
    9/95                                    $13,582                             $14,891
   10/95                                    $13,732                             $15,062
   11/95                                    $13,877                             $15,264
   12/95                                    $13,987                             $15,357
    1/96                                    $14,090                             $15,512
    2/96                                    $14,051                             $15,449
    3/96                                    $13,909                             $15,257
    4/96                                    $13,890                             $15,204
    5/96                                    $13,884                             $15,161
    6/96                                    $13,971                             $15,305
    7/96                                    $14,096                             $15,452
    8/96                                    $14,101                             $15,452
    9/96                                    $14,233                             $15,611
   10/96                                    $14,356                             $15,808
   11/96                                    $14,555                             $16,127
   12/96                                    $14,519                             $16,055
    1/97                                    $14,546                             $16,117
    2/97                                    $14,658                             $16,269
    3/97                                    $14,506                             $16,051
    4/97                                    $14,604                             $16,169
    5/97                                    $14,769                             $16,399
    6/97                                    $14,905                             $16,579
    7/97                                    $15,251                             $17,045
    8/97                                    $15,115                             $16,880
    9/97                                    $15,281                             $17,094
   10/97                                    $15,376                             $17,185
   11/97                                    $15,425                             $17,264
   12/97                                    $15,622                             $17,537
    1/98                                    $15,751                             $17,731
    2/98                                    $15,764                             $17,730
    3/98                                    $15,768                             $17,717
    4/98                                    $15,691                             $17,620
    5/98                                    $15,931                             $17,919
    6/98                                    $15,980                             $17,986
    7/98                                    $16,015                             $18,014
    8/98                                    $16,257                             $18,328
    9/98                                    $16,418                             $18,601
   10/98                                    $16,404                             $18,608
   11/98                                    $16,452                             $18,664
   12/98                                    $16,494                             $18,722
    1/99                                    $16,660                             $19,009
    2/99                                    $16,590                             $18,837
    3/99                                    $16,592                             $18,828
    4/99                                    $16,642                             $18,879
    5/99                                    $16,561                             $18,747
    6/99                                    $16,360                             $18,398
    7/99                                    $16,412                             $18,521
    8/99                                    $16,312                             $18,453
    9/99                                    $16,278                             $18,515
   10/99                                    $16,160                             $18,386
   11/99                                    $16,278                             $18,586
   12/99                                    $16,210                             $18,490
    1/00                                    $16,125                             $18,414
    2/00                                    $16,294                             $18,559
    3/00                                    $16,538                             $18,921
    4/00                                    $16,468                             $18,827
    5/00                                    $16,382                             $18,716
    6/00                                    $16,715                             $19,225
    7/00                                    $16,910                             $19,490
    8/00                                    $17,106                             $19,792
    9/00                                    $17,034                             $19,701
   10/00                                    $17,178                             $19,902
   11/00                                    $17,284                             $20,009
   12/00                                    $17,628                             $20,480
    1/01                                    $17,131                             $20,744
    2/01                                    $17,214                             $20,779
    3/01                                    $17,338                             $20,956
    4/01                                    $17,177                             $20,698
    5/01                                    $17,354                             $20,924
    6/01                                    $17,440                             $21,049

CREDIT QUALITY(3) (AS OF JUNE 30, 2001)

[CHART]

AAA                           44.10%
AA                            30.90%
A                              9.90%
Cash                           5.60%
Unrated                        4.20%
BBB                            3.30%
SP1                            2.00%

MATURITY DISTRIBUTION(5) (AS OF JUNE 30, 2001)

[CHART]

0-1 Year           18.70%
1-5 Years          18.50%
5-10 Years         19.10%
10-20 Years        38.90%
20+ Years           4.80%

---------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 43.88%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(7) The chart compares the performance of the Wells Fargo Minnesota Intermediate Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers 10-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.

(8) Portfolio holdings are subject to change.

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Patricia Hovanetz, CFA

INCEPTION DATE
   01/12/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.32%(1) for the twelve-month period ended June 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 9.98%. The Fund's Class A shares distributed $0.54 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Over the course of the twelve-month period, yields on long-term municipal bonds (30-year) declined .50% from their high of 5.72% on July 1, 2000. The Fund's duration is 9.33 years, which is longer than the duration of the Index. The Fund has maintained this longer duration for sometime, although it has moved closer to neutral in the last few months of the period. The Fund was, therefore, positioned to take advantage of declining interest rates. The longer duration position was a factor in the Fund's outperformance of the Index.

     The three best performing bonds in the Fund were Glencoe, Minnesota Health Care, Southern Minnesota Municipal Power Agency Revenue zero coupon bonds, and Bemidji, Minnesota Hospital Facility Revenue bonds. The Glencoe bonds outperformed because they were refunded during the period, which changed them from long-term, non-rated, health care bonds to short-term bonds payable from an escrow fund. The Southern Minnesota Municipal Power bonds benefited from the decline in long-term rates during the period. The Bemidji bonds, along with other bonds rated A and lower, performed well because of a general narrowing of quality spreads that occurred during the period. The worst performing holding was a position of the Southern Minnesota Municipal Power bonds that was sold at a weak time in the market in order to shorten duration.

STRATEGIC OUTLOOK

     The Fund manager continues to monitor the economy closely and believes it is nearing the point where growth may resume and rates may begin to edge higher. Accordingly, the Fund manager seeks to move even closer to a neutral duration position so that the Fund will not be negatively affected by a rise in interest rates.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                    INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                                -----------------------------   ----------------------------
                                                1-YEAR     5-YEAR     10-YEAR   1-YEAR     5-YEAR    10-YEAR
     CLASS A                                     5.35       4.73       5.59      10.32      5.70      6.07
     CLASS B                                     4.50       4.58       5.26      9.50       4.91      5.26
     INSTITUTIONAL CLASS                                                         10.32      5.70      6.07
     BENCHMARK
       LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                   9.98       6.54      7.16

   CHARACTERISTICS
   (AS OF JUNE 30, 2001)
   AVERAGE CREDIT QUALITY(3)                        AA
   WEIGHTED AVERAGE COUPON                       5.48%
   ESTIMATED DURATION                       9.33 YEARS
   PORTFOLIO TURNOVER                              18%
   NUMBER OF HOLDINGS                               77
   NAV
     (A, B, INST.)              $10.67, $10.67, $10.67
   SEC YIELD(4)
     (A, B, INST.)                 4.80%, 4.28%, 5.03%
   DISTRIBUTION RATE(5)
     (A, B, INST.)                 4.82%, 4.30%, 5.04%
   TAXABLE EQUIVALENT YIELD(6)
     (A, B, INST.)                 8.65%, 7.71%, 9.06%
   ALTERNATIVE MINIMUM TAX(6)                    1.31%

GROWTH OF $10,000 INVESTMENT(7)

[CHART]

                                    WELLS FARGO                  LEHMAN BROTHERS                     WELLS FARGO
                         MINNESOTA TAX-FREE FUND - CLASS A     MUNICIPAL BOND INDEX        MINNESOTA TAX-FREE FUND - CLASS I
          12/90                               $9,550                $10,000                              $10,000
           1/91                               $9,646                $10,134                              $10,100
           2/91                               $9,720                $10,222                              $10,178
           3/91                               $9,723                $10,226                              $10,181
           4/91                               $9,810                $10,362                              $10,273
           5/91                               $9,884                $10,454                              $10,350
           6/91                               $9,909                $10,444                              $10,376
           7/91                               $9,958                $10,571                              $10,428
           8/91                              $10,051                $10,711                              $10,525
           9/91                              $10,126                $10,850                              $10,603
          10/91                              $10,187                $10,948                              $10,667
          11/91                              $10,216                $10,979                              $10,698
          12/91                              $10,365                $11,215                              $10,853
           1/92                              $10,398                $11,240                              $10,888
           2/92                              $10,425                $11,244                              $10,916
           3/92                              $10,475                $11,248                              $10,969
           4/92                              $10,536                $11,348                              $11,033
           5/92                              $10,629                $11,482                              $11,130
           6/92                              $10,742                $11,675                              $11,248
           7/92                              $10,964                $12,025                              $11,480
           8/92                              $10,886                $11,908                              $11,399
           9/92                              $10,957                $11,985                              $11,473
          10/92                              $10,891                $11,868                              $11,404
          11/92                              $11,044                $12,080                              $11,564
          12/92                              $11,147                $12,203                              $11,672
           1/93                              $11,255                $12,345                              $11,785
           2/93                              $11,565                $12,792                              $12,110
           3/93                              $11,440                $12,656                              $11,979
           4/93                              $11,555                $12,784                              $12,100
           5/93                              $11,623                $12,855                              $12,170
           6/93                              $11,801                $13,070                              $12,357
           7/93                              $11,821                $13,087                              $12,378
           8/93                              $12,078                $13,359                              $12,659
           9/93                              $12,271                $13,512                              $12,849
          10/93                              $12,266                $13,537                              $12,844
          11/93                              $12,140                $13,418                              $12,724
          12/93                              $12,400                $13,701                              $12,984
           1/94                              $12,527                $13,857                              $13,129
           2/94                              $12,194                $13,499                              $12,768
           3/94                              $11,708                $12,949                              $12,272
           4/94                              $11,754                $13,059                              $12,320
           5/94                              $11,849                $13,173                              $12,419
           6/94                              $11,767                $13,092                              $12,334
           7/94                              $11,899                $13,332                              $12,459
           8/94                              $11,972                $13,379                              $12,535
           9/94                              $11,775                $13,182                              $12,329
          10/94                              $11,596                $12,947                              $12,142
          11/94                              $11,369                $12,713                              $11,904
          12/94                              $11,655                $12,993                              $12,216
           1/95                              $11,996                $13,364                              $12,561
           2/95                              $12,352                $13,753                              $12,933
           3/95                              $12,452                $13,911                              $13,039
           4/95                              $12,459                $13,927                              $13,045
           5/95                              $12,862                $14,372                              $13,468
           6/95                              $12,740                $14,246                              $13,340
           7/95                              $12,809                $14,381                              $13,413
           8/95                              $12,958                $14,563                              $13,569
           9/95                              $13,032                $14,655                              $13,646
          10/95                              $13,253                $14,869                              $13,877
          11/95                              $13,500                $15,115                              $14,136
          12/95                              $13,661                $15,261                              $14,305
           1/96                              $13,742                $15,377                              $14,390
           2/96                              $13,619                $15,272                              $14,274
           3/96                              $13,421                $15,077                              $14,053
           4/96                              $13,375                $15,034                              $14,004
           5/96                              $13,372                $15,028                              $14,002
           6/96                              $13,543                $15,192                              $14,180
           7/96                              $13,653                $15,329                              $14,297
           8/96                              $13,613                $15,326                              $14,254
           9/96                              $13,838                $15,540                              $14,489
          10/96                              $13,990                $15,716                              $14,649
          11/96                              $14,237                $16,004                              $14,907
          12/96                              $14,178                $15,936                              $14,845
           1/97                              $14,174                $15,967                              $14,842
           2/97                              $14,284                $16,114                              $14,957
           3/97                              $14,087                $15,899                              $14,750
           4/97                              $14,241                $16,033                              $14,912
           5/97                              $14,440                $16,275                              $15,120
           6/97                              $14,580                $16,449                              $15,267
           7/97                              $15,026                $16,905                              $15,734
           8/97                              $14,826                $16,746                              $15,539
           9/97                              $15,024                $16,945                              $15,732
          10/97                              $15,142                $17,053                              $15,855
          11/97                              $15,231                $17,154                              $15,948
          12/97                              $15,476                $17,405                              $16,205
           1/98                              $15,638                $17,584                              $16,374
           2/98                              $15,639                $17,589                              $16,375
           3/98                              $15,644                $17,605                              $16,381
           4/98                              $15,535                $17,526                              $16,267
           5/98                              $15,842                $17,803                              $16,588
           6/98                              $15,904                $17,872                              $16,653
           7/98                              $15,924                $17,917                              $16,675
           8/98                              $16,205                $18,194                              $16,984
           9/98                              $16,441                $18,422                              $17,216
          10/98                              $16,330                $18,422                              $17,099
          11/98                              $16,405                $18,486                              $17,178
          12/98                              $16,439                $18,544                              $17,214
           1/99                              $16,592                $18,764                              $17,374
           2/99                              $16,516                $18,682                              $17,295
           3/99                              $16,522                $18,708                              $17,300
           4/99                              $16,569                $18,755                              $17,350
           5/99                              $16,469                $18,910                              $17,245
           6/99                              $16,201                $18,638                              $16,965
           7/99                              $16,192                $18,705                              $16,955
           8/99                              $15,927                $18,555                              $16,677
           9/99                              $15,780                $18,563                              $16,523
          10/99                              $15,497                $18,362                              $16,227
          11/99                              $15,641                $18,557                              $16,378
          12/99                              $15,464                $18,418                              $16,192
           1/00                              $15,332                $18,337                              $16,055
           2/00                              $15,648                $18,550                              $16,385
           3/00                              $16,063                $18,954                              $16,820
           4/00                              $15,928                $18,842                              $16,678
           5/00                              $15,796                $18,744                              $16,540
           6/00                              $16,199                $19,241                              $16,962
           7/00                              $16,446                $19,508                              $17,221
           8/00                              $16,695                $19,809                              $17,482
           9/00                              $16,606                $19,706                              $17,388
          10/00                              $16,792                $19,920                              $17,583
          11/00                              $16,912                $20,072                              $17,709
          12/00                              $17,394                $20,568                              $18,230
           1/01                              $16,836                $20,771                              $17,629
           2/01                              $16,949                $20,838                              $17,748
           3/01                              $17,085                $21,025                              $17,890
           4/01                              $16,885                $20,798                              $17,681
           5/01                              $17,086                $21,023                              $17,891
           6/01                              $17,222                $21,164                              $18,033

CREDIT QUALITY(3) (AS OF JUNE 30, 2001)

[CHART]

AAA                                  41.30%
AA                                   29.10%
Unrated                              13.70%
A                                     8.40%
BBB                                   6.00%
Cash                                  1.40%
SP1                                   0.10%

MATURITY DISTRIBUTION(5) (AS OF JUNE 30, 2001)

[CHART]

0-1 Year                 3.20%
1-5 Years                5.40%
5-10 Years               1.50%
10-20 Years             50.10%
20+ Years               39.80%

----------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 43.88%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(7) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

(8) Portfolio holdings are subject to change.

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   10/01/96

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 7.89%(1) for the twelve-month period ended June 30, 2001. The Fund outperformed its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 7.75%. The Fund's Institutional Class shares distributed $0.46 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Because the Fund performs better when short-term interest rates decline, the Federal Reserve Board's (the Fed) aggressive easing of monetary policy during the reporting period helped drive performance. Municipal yields declined sharply during the year, particularly in the short maturity ranges where this Fund is positioned. During the reporting period, yields declined 1.00% for bonds with five-year maturities.

     The Fund's two best performing holdings were both zero coupon issues:
   Romulus School District, Michigan; and Midland County Hospital District, Texas. These bonds had both strong income and price returns. Combined, these two bonds accounted for almost .50% of the total annual return for the Fund. Housing issues delivered below average returns during the year, because they provide little price return and tend to lag in a declining interest rate environment. Another issue that detracted from Fund performance was the San Antonio, Texas Electric & Gas Revenue with a Aa1/AA rating. This issue underperformed due to the spillover effect of the energy crisis in California.

STRATEGIC OUTLOOK

     Because it is likely that the Fed is nearing the end of its easing cycle, the Fund managers anticipate that the falling short-term interest rate environment should probably end soon. If so, the Fund will not be able to benefit from the price appreciation that results from falling interest rates, so it may have to rely more on income return than price return to meet its goals. Under these circumstances, the Fund managers will seek to keep duration somewhat shorter and hold fewer aggressive structures such as zero coupon bonds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. You cannot invest directly in an Index. Had the index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                             EXCLUDING SALES CHARGE
                                                                           --------------------------
                                                                           1-YEAR     SINCE INCEPTION
                                                                                         10/01/96
     INSTITUTIONAL CLASS                                                    7.89           5.68
     BENCHMARK
       LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX(2)                       7.75           5.79(3)

   CHARACTERISTICS
   (AS OF JUNE 30, 2001)
   AVERAGE CREDIT QUALITY(4)                   AA-
   WEIGHTED AVERAGE COUPON                    4.85%
   ESTIMATED DURATION                   3.57 YEARS
   PORTFOLIO TURNOVER                           57%
   NUMBER OF HOLDINGS                           85
   NAV                                      $10.52
   SEC YIELD(5)
     (INST.)                                 3.89%
   DISTRIBUTION RATE(6)
     (INST.)                                 4.20%
   TAXABLE EQUIVALENT YIELD(7)
     (INST.)                                 6.44%
   ALTERNATIVE MINIMUM TAX(7)                7.92%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                                        WELLS FARGO NATIONAL                  LEHMAN BROTHERS 3-YEAR
                                 LIMITED TERM TAX-FREE FUND - CLASS I          MUNICIPAL BOND INDEX
           9/96                                 $10,000                              $10,000
          10/96                                 $10,387                              $10,070
          11/96                                 $10,537                              $10,165
          12/96                                 $10,515                              $10,170
           1/97                                 $10,555                              $10,214
           2/97                                 $10,621                              $10,265
           3/97                                 $10,566                              $10,211
           4/97                                 $10,616                              $10,255
           5/97                                 $10,699                              $10,339
           6/97                                 $10,780                              $10,400
           7/97                                 $10,977                              $10,524
           8/97                                 $10,905                              $10,503
           9/97                                 $10,998                              $10,577
          10/97                                 $11,071                              $10,625
          11/97                                 $11,101                              $10,656
          12/97                                 $11,207                              $10,728
           1/98                                 $11,281                              $10,799
           2/98                                 $11,287                              $10,822
           3/98                                 $11,330                              $10,839
           4/98                                 $11,285                              $10,824
           5/98                                 $11,414                              $10,925
           6/98                                 $11,455                              $10,962
           7/98                                 $11,488                              $11,001
           8/98                                 $11,619                              $11,108
           9/98                                 $11,715                              $11,179
          10/98                                 $11,736                              $11,233
          11/98                                 $11,756                              $11,260
          12/98                                 $11,799                              $11,287
           1/99                                 $11,896                              $11,389
           2/99                                 $11,879                              $11,402
           3/99                                 $11,875                              $11,412
           4/99                                 $11,904                              $11,448
           5/99                                 $11,867                              $11,432
           6/99                                 $11,739                              $11,363
           7/99                                 $11,805                              $11,420
           8/99                                 $11,780                              $11,433
           9/99                                 $11,789                              $11,477
          10/99                                 $11,765                              $11,478
          11/99                                 $11,832                              $11,529
          12/99                                 $11,808                              $11,510
           1/00                                 $11,785                              $11,531
           2/00                                 $11,841                              $11,568
           3/00                                 $11,922                              $11,628
           4/00                                 $11,909                              $11,629
           5/00                                 $11,898                              $11,641
           6/00                                 $12,049                              $11,788
           7/00                                 $12,179                              $11,884
           8/00                                 $12,285                              $11,975
           9/00                                 $12,283                              $11,979
          10/00                                 $12,354                              $12,046
          11/00                                 $12,399                              $12,096
          12/00                                 $12,579                              $12,230
           1/01                                 $13,441                              $12,416
           2/01                                 $13,477                              $12,463
           3/01                                 $13,514                              $12,550
           4/01                                 $13,555                              $12,531
           5/01                                 $13,593                              $12,647
           6/01                                 $13,624                              $12,703

CREDIT QUALITY(4) (AS OF JUNE 30, 2001)

[CHART]

AAA                             47.40%
A                               18.70%
AA                              16.10%
BBB                             10.30%
Unrated                          6.20%
Cash                             1.30%

MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2001)

[CHART]

0-1 Year                 9.40%
1-5 Years               45.00%
5-10 Years              43.60%
10-20 Years              2.00%

---------------------------------
(3) The published return closest to the Fund's inception date of October 1, 1996.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.10%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.

(9) Portfolio holdings are subject to change.

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Stephen Galiani

INCEPTION DATE
   08/01/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.90%(1) during the twelve-month period ended June 30, 2001, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 9.98%. The Fund's Class A shares distributed $0.54 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     During the first half of the period, the Fund was positioned to take advantage of declining interest rates. Rates did indeed decline, so the Fund performed well. In the first quarter of 2001, the Fund manager became concerned about the direction of interest rates, so the Fund was positioned with a slightly more defensive bias. Although this interest rate forecast was early in the second quarter of 2001, the market fulfilled the Fund manager's expectations as rates rose. The Fund, supported by its high distribution yield, outperformed its peer group by a narrow margin.

     In general, the more aggressive, longer duration positions - zero coupons, discounts, and non-callable bonds - helped drive the Fund's performance in the second half of 2000. Higher-yielding bonds in the portfolio also had a positive impact on returns.

     A small number of bonds experienced substantial credit deterioration during the period, negatively affecting the Fund's performance.

STRATEGIC OUTLOOK

     The Fund manager expects the market to discount the current weakness in the economy and anticipates the beginning of a recovery before the Federal Reserve Board completes its cycle of lowering interest rates. Based upon this outlook, the Fund manager anticipates rising rates over the next three to six months. Accordingly, the Fund remains positioned somewhat defensively.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                               INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                           -----------------------------   ----------------------------
                                           1-YEAR     5-YEAR     10-YEAR   1-YEAR     5-YEAR    10-YEAR
     CLASS A                                5.91       5.25       5.82      10.90      6.22      6.31
     CLASS B                                5.07       5.11       5.54      10.07      5.43      5.54
     CLASS C                                8.96       5.43       5.54      9.96       5.43      5.54
     INSTITUTIONAL CLASS                                                    11.01      6.27      6.34
     BENCHMARK
       LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                              9.98       6.54      7.16

CHARACTERISTICS
(AS OF JUNE 30, 2001)

   AVERAGE CREDIT QUALITY(3)                             AA-
   WEIGHTED AVERAGE COUPON                             4.93%
   ESTIMATED DURATION                             9.73 YEARS
   PORTFOLIO TURNOVER                                    27%
   NUMBER OF HOLDINGS                                    309
   NAV
     (A, B, C, INST.)         $10.22, $10.22, $10.22, $10.22
   SEC YIELD(4)
     (A, B, C, INST.)             4.58%, 4.04%, 4.05%, 5.00%
   DISTRIBUTION RATE(5)
     (A, B, C, INST.)             4.90%, 4.38%, 4.39%, 5.33%
   TAXABLE EQUIVALENT YIELD(6)
     (A, B, C, INST.)             7.59%, 6.69%, 6.71%, 8.28%
   ALTERNATIVE MINIMUM TAX(6)                         11.50%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

                  WELLS FARGO NATIONAL            LEHMAN BROTHERS                 WELLS FARGO NATIONAL
                 TAX-FREE FUND - CLASS A        MUNICIPAL BOND INDEX             TAX-FREE FUND - CLASS I
12/90                     $9,550                       $10,000                           $10,000
 1/91                     $9,685                       $10,134                           $10,142
 2/91                     $9,816                       $10,222                           $10,279
 3/91                     $9,768                       $10,226                           $10,229
 4/91                     $9,886                       $10,362                           $10,352
 5/91                     $9,986                       $10,454                           $10,457
 6/91                     $9,964                       $10,444                           $10,433
 7/91                    $10,065                       $10,571                           $10,539
 8/91                    $10,156                       $10,711                           $10,635
 9/91                    $10,257                       $10,850                           $10,741
10/91                    $10,310                       $10,948                           $10,796
11/91                    $10,320                       $10,979                           $10,806
12/91                    $10,449                       $11,215                           $10,941
 1/92                    $10,494                       $11,240                           $10,988
 2/92                    $10,538                       $11,244                           $11,034
 3/92                    $10,565                       $11,248                           $11,063
 4/92                    $10,656                       $11,348                           $11,159
 5/92                    $10,751                       $11,482                           $11,257
 6/92                    $10,875                       $11,675                           $11,388
 7/92                    $11,061                       $12,025                           $11,582
 8/92                    $11,021                       $11,908                           $11,540
 9/92                    $11,092                       $11,985                           $11,615
10/92                    $10,926                       $11,868                           $11,440
11/92                    $11,084                       $12,080                           $11,606
12/92                    $11,215                       $12,203                           $11,743
 1/93                    $11,283                       $12,345                           $11,815
 2/93                    $11,533                       $12,792                           $12,077
 3/93                    $11,457                       $12,656                           $11,997
 4/93                    $11,552                       $12,784                           $12,097
 5/93                    $11,596                       $12,855                           $12,143
 6/93                    $11,793                       $13,070                           $12,349
 7/93                    $11,808                       $13,087                           $12,365
 8/93                    $12,050                       $13,359                           $12,630
 9/93                    $12,152                       $13,512                           $12,725
10/93                    $12,173                       $13,537                           $12,747
11/93                    $12,001                       $13,418                           $12,579
12/93                    $12,278                       $13,701                           $12,869
 1/94                    $12,453                       $13,857                           $13,040
 2/94                    $12,096                       $13,499                           $12,666
 3/94                    $11,603                       $12,949                           $12,150
 4/94                    $11,717                       $13,059                           $12,269
 5/94                    $11,798                       $13,173                           $12,354
 6/94                    $11,756                       $13,092                           $12,310
 7/94                    $11,925                       $13,332                           $12,487
 8/94                    $11,970                       $13,379                           $12,535
 9/94                    $11,808                       $13,182                           $12,377
10/94                    $11,650                       $12,947                           $12,199
11/94                    $11,428                       $12,713                           $11,980
12/94                    $11,681                       $12,993                           $12,245
 1/95                    $11,992                       $13,364                           $12,557
 2/95                    $12,288                       $13,753                           $12,880
 3/95                    $12,365                       $13,911                           $12,961
 4/95                    $12,394                       $13,927                           $12,978
 5/95                    $12,792                       $14,372                           $13,394
 6/95                    $12,672                       $14,246                           $13,269
 7/95                    $12,781                       $14,381                           $13,383
 8/95                    $12,919                       $14,563                           $13,542
 9/95                    $12,993                       $14,655                           $13,619
10/95                    $13,171                       $14,869                           $13,806
11/95                    $13,481                       $15,115                           $14,116
12/95                    $13,651                       $15,261                           $14,294
 1/96                    $13,767                       $15,377                           $14,430
 2/96                    $13,666                       $15,272                           $14,310
 3/96                    $13,487                       $15,077                           $14,123
 4/96                    $13,455                       $15,034                           $14,103
 5/96                    $13,468                       $15,028                           $14,103
 6/96                    $13,581                       $15,192                           $14,235
 7/96                    $13,756                       $15,329                           $14,419
 8/96                    $13,727                       $15,326                           $14,373
 9/96                    $13,910                       $15,540                           $14,580
10/96                    $14,101                       $15,716                           $14,780
11/96                    $14,334                       $16,004                           $15,009
12/96                    $14,298                       $15,936                           $14,972
 1/97                    $14,323                       $15,967                           $15,013
 2/97                    $14,453                       $16,114                           $15,134
 3/97                    $14,241                       $15,899                           $14,912
 4/97                    $14,393                       $16,033                           $15,071
 5/97                    $14,604                       $16,275                           $15,308
 6/97                    $14,755                       $16,449                           $15,465
 7/97                    $15,214                       $16,905                           $15,946
 8/97                    $15,029                       $16,746                           $15,737
 9/97                    $15,225                       $16,945                           $15,958
10/97                    $15,336                       $17,053                           $16,059
11/97                    $15,460                       $17,154                           $16,204
12/97                    $15,766                       $17,405                           $16,509
 1/98                    $15,893                       $17,584                           $16,658
 2/98                    $15,879                       $17,589                           $16,643
 3/98                    $15,902                       $17,605                           $16,667
 4/98                    $15,756                       $17,526                           $16,514
 5/98                    $16,113                       $17,803                           $16,872
 6/98                    $16,179                       $17,872                           $16,942
 7/98                    $16,202                       $17,917                           $16,965
 8/98                    $16,501                       $18,194                           $17,295
 9/98                    $16,753                       $18,422                           $17,559
10/98                    $16,663                       $18,422                           $17,465
11/98                    $16,775                       $18,486                           $17,566
12/98                    $16,780                       $18,544                           $17,588
 1/99                    $16,958                       $18,764                           $17,757
 2/99                    $16,846                       $18,682                           $17,640
 3/99                    $16,835                       $18,708                           $17,646
 4/99                    $16,902                       $18,755                           $17,715
 5/99                    $16,764                       $18,910                           $17,554
 6/99                    $16,480                       $18,638                           $17,257
 7/99                    $16,472                       $18,705                           $17,249
 8/99                    $16,238                       $18,555                           $17,021
 9/99                    $16,148                       $18,563                           $16,927
10/99                    $15,896                       $18,362                           $16,663
11/99                    $16,085                       $18,557                           $16,846
12/99                    $15,878                       $18,418                           $16,632
 1/00                    $15,670                       $18,337                           $16,434
 2/00                    $15,940                       $18,550                           $16,702
 3/00                    $16,367                       $18,954                           $17,170
 4/00                    $16,275                       $18,842                           $17,059
 5/00                    $16,132                       $18,744                           $16,930
 6/00                    $16,562                       $19,241                           $17,383
 7/00                    $16,879                       $19,508                           $17,700
 8/00                    $17,145                       $19,809                           $18,001
 9/00                    $17,015                       $19,706                           $17,867
10/00                    $17,197                       $19,920                           $18,043
11/00                    $17,325                       $20,072                           $18,199
12/00                    $17,910                       $20,568                           $18,816
 1/01                    $17,278                       $20,771                           $18,137
 2/01                    $17,349                       $20,838                           $18,214
 3/01                    $17,477                       $21,025                           $18,369
 4/01                    $17,266                       $20,798                           $18,133
 5/01                    $17,429                       $21,023                           $18,325
 6/01                    $17,606                       $21,164                           $18,496

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2001)

AAA                                  32.20%
AA                                   23.60%
BBB                                  16.70%
Unrated                              12.93%
A                                    10.70%
SP1                                   1.86%
Cash                                  1.72%
BB/Ba                                 0.29%

[CHART]

MATURITY DISTRIBUTION(5) (AS OF JUNE 30, 2001)

0-1 Year                 4.62%
2-5 Years                2.43%
6-10 Years               6.02%
11-20 Years             40.26%
21+ Years               46.67%

---------------------------------
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.10%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(7) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

(8) Portfolio holdings are subject to change.

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska personal income tax.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Mary Jo Sebrell

INCEPTION DATE
   8/31/89

PERFORMANCE HIGHLIGHTS

     The Fund returned 5.97%(1) for the ten-month period ended June 30, 2001. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.84% during the period. The Fund distributed $0.36 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Interest rates declined during the first half of the period. For the second half of the period, rates for longer-term tax exempt bonds changed very little; month-end yields were nearly static January through March, moved higher in April, and did not move lower until the end of June.

     The Fund's underperformance relative to the Index was mainly due to the short call provision mandated by the Nebraska legislature on most Nebraska bonds. As rates declined, sending prices up, the short call provision put a ceiling on upward price movement for many of the Fund's holdings, resulting in weaker performance relative to the national market. The Fund's yield distribution also lagged the national average due to the Nebraska specialty bonds. Boosting Fund performance during the period, health care and lower investment-grade bonds generally provided higher returns due to their higher coupon income combined with their competitive price performance. Bonds with shorter maturities also contributed competitive returns. As the Federal Reserve Board (the Fed) lowered short-term rates, the yields on short-term paper dropped, causing their prices to rise.

STRATEGIC OUTLOOK

     The Fund managers expect the market to discount the current weakness in the economy and anticipate the beginning of a recovery before the Fed completes its cycle of lowering interest rates. Based upon this outlook, the Fund managers anticipate rising rates over the next three to six months. If this happens, the Fund managers will seek to remain positioned somewhat defensively, with a larger than usual cash position, and shorter than usual durations and average maturity.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the periods prior to September 29, 1997 reflects the performance of the predecessor common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable may have adversely affected the performance results. On September 29, 1997, the common trust fund was reorganized as the Wells Fargo predecessor Great Plains Tax-Free Bond Fund and on September 11, 2000, became the Nebraska Tax-Free Fund.

   Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free for the periods from September 29, 1997 to September 8, 2000 reflects the performance of the Institutional class of the Great Plains Tax-Free Bond Fund.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                 EXCLUDING SALES CHARGE
                                                ----------------------------------------------------
                                                10-MONTH PERIOD ENDED
                                                       6/30/01          1-YEAR     5-YEAR    10-YEAR
INSTITUTIONAL CLASS                                     5.97             8.40       5.00      5.18
BENCHMARK
    LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)             6.84             9.98       6.54      7.16

CHARACTERISTICS
(AS OF JUNE 30, 2001)

   AVERAGE CREDIT QUALITY(3)                    AA
   WEIGHTED AVERAGE COUPON                   5.46%
   ESTIMATED DURATION                   6.73 YEARS
   PORTFOLIO TURNOVER                          45%
   NUMBER OF HOLDINGS                           81
   NAV                                      $10.06
   SEC YIELD(4)
     (INST.)                                 3.96%
   DISTRIBUTION RATE(5)
     (INST.)                                 4.23%
   TAXABLE EQUIVALENT YIELD(6)
     (INST.)                                 7.03%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

                              WELLS FARGO                 LEHMAN BROTHERS                LEHMAN BROTHERS 7 YEAR
                    NEBRASKA TAX-FREE FUND - CLASS I     MUNICIPAL BOND INDEX             MUNICIPAL BOND INDEX
 6/91                            $10,331                        $10,444                         $10,000
 7/91                            $10,391                        $10,571                         $10,100
 8/91                            $10,521                        $10,711                         $10,239
 9/91                            $10,590                        $10,850                         $10,380
10/91                            $10,712                        $10,948                         $10,464
11/91                            $10,689                        $10,979                         $10,497
12/91                            $10,894                        $11,215                         $10,721
 1/92                            $10,964                        $11,240                         $10,747
 2/92                            $10,896                        $11,244                         $10,750
 3/92                            $10,860                        $11,248                         $10,713
 4/92                            $10,918                        $11,348                         $10,808
 5/92                            $11,019                        $11,482                         $10,920
 6/92                            $11,142                        $11,675                         $11,093
 7/92                            $11,392                        $12,025                         $11,424
 8/92                            $11,309                        $11,908                         $11,306
 9/92                            $11,323                        $11,985                         $11,398
10/92                            $11,292                        $11,868                         $11,321
11/92                            $11,480                        $12,080                         $11,490
12/92                            $11,494                        $12,203                         $11,584
 1/93                            $11,617                        $12,345                         $11,753
 2/93                            $11,884                        $12,792                         $12,113
 3/93                            $11,785                        $12,656                         $11,954
 4/93                            $11,865                        $12,784                         $12,028
 5/93                            $11,899                        $12,855                         $12,064
 6/93                            $12,024                        $13,070                         $12,285
 7/93                            $12,024                        $13,087                         $12,287
 8/93                            $12,184                        $13,359                         $12,505
 9/93                            $12,298                        $13,512                         $12,641
10/93                            $12,298                        $13,537                         $12,675
11/93                            $12,241                        $13,418                         $12,563
12/93                            $12,378                        $13,701                         $12,793
 1/94                            $12,481                        $13,857                         $12,929
 2/94                            $12,305                        $13,499                         $12,649
 3/94                            $11,954                        $12,949                         $12,311
 4/94                            $12,033                        $13,059                         $12,401
 5/94                            $12,068                        $13,173                         $12,463
 6/94                            $12,055                        $13,092                         $12,440
 7/94                            $12,137                        $13,332                         $12,616
 8/94                            $12,194                        $13,379                         $12,682
 9/94                            $12,098                        $13,182                         $12,560
10/94                            $12,001                        $12,947                         $12,434
11/94                            $11,879                        $12,713                         $12,253
12/94                            $12,011                        $12,993                         $12,439
 1/95                            $12,203                        $13,364                         $12,672
 2/95                            $12,433                        $13,753                         $12,957
 3/95                            $12,566                        $13,911                         $13,092
 4/95                            $12,601                        $13,927                         $13,127
 5/95                            $12,870                        $14,372                         $13,476
 6/95                            $12,844                        $14,246                         $13,465
 7/95                            $12,978                        $14,381                         $13,635
 8/95                            $13,088                        $14,563                         $13,796
 9/95                            $13,136                        $14,655                         $13,849
10/95                            $13,221                        $14,869                         $13,970
11/95                            $13,344                        $15,115                         $14,124
12/95                            $13,404                        $15,261                         $14,199
 1/96                            $13,528                        $15,377                         $14,336
 2/96                            $13,513                        $15,272                         $14,287
 3/96                            $13,383                        $15,077                         $14,148
 4/96                            $13,342                        $15,034                         $14,122
 5/96                            $13,340                        $15,028                         $14,100
 6/96                            $13,415                        $15,192                         $14,209
 7/96                            $13,515                        $15,329                         $14,326
 8/96                            $13,539                        $15,326                         $14,334
 9/96                            $13,627                        $15,540                         $14,464
10/96                            $13,716                        $15,716                         $14,620
11/96                            $13,910                        $16,004                         $14,864
12/96                            $13,855                        $15,936                         $14,818
 1/97                            $13,918                        $15,967                         $14,872
 2/97                            $14,021                        $16,114                         $14,995
 3/97                            $13,899                        $15,899                         $14,801
 4/97                            $13,923                        $16,033                         $14,877
 5/97                            $14,067                        $16,275                         $15,064
 6/97                            $14,198                        $16,449                         $15,208
 7/97                            $14,424                        $16,905                         $15,560
 8/97                            $14,340                        $16,746                         $15,450
 9/97                            $14,476                        $16,945                         $15,614
10/97                            $14,527                        $17,053                         $15,706
11/97                            $14,577                        $17,154                         $15,761
12/97                            $14,748                        $17,405                         $15,954
 1/98                            $14,860                        $17,584                         $16,121
 2/98                            $14,864                        $17,589                         $16,136
 3/98                            $14,859                        $17,605                         $16,137
 4/98                            $14,793                        $17,526                         $16,043
 5/98                            $14,980                        $17,803                         $16,279
 6/98                            $15,000                        $17,872                         $16,324
 7/98                            $15,038                        $17,917                         $16,379
 8/98                            $15,241                        $18,194                         $16,627
 9/98                            $15,383                        $18,422                         $16,842
10/98                            $15,392                        $18,422                         $16,866
11/98                            $15,428                        $18,486                         $16,912
12/98                            $15,482                        $18,544                         $16,947
 1/99                            $15,628                        $18,764                         $17,195
 2/99                            $15,554                        $18,682                         $17,098
 3/99                            $15,548                        $18,708                         $17,091
 4/99                            $15,587                        $18,755                         $17,132
 5/99                            $15,503                        $18,910                         $17,047
 6/99                            $15,308                        $18,638                         $16,801
 7/99                            $15,379                        $18,705                         $16,914
 8/99                            $15,324                        $18,555                         $16,877
 9/99                            $15,314                        $18,563                         $16,938
10/99                            $15,212                        $18,362                         $16,867
11/99                            $15,346                        $18,557                         $16,990
12/99                            $15,275                        $18,418                         $16,923
 1/00                            $15,189                        $18,337                         $16,882
 2/00                            $15,355                        $18,550                         $16,951
 3/00                            $15,590                        $18,954                         $17,191
 4/00                            $15,501                        $18,842                         $17,127
 5/00                            $15,430                        $18,744                         $17,089
 6/00                            $15,794                        $19,241                         $17,470
 7/00                            $15,982                        $19,508                         $17,691
 8/00                            $16,156                        $19,809                         $17,922
 9/00                            $16,068                        $19,706                         $17,867
10/00                            $16,228                        $19,920                         $18,019
11/00                            $16,320                        $20,072                         $18,103
12/00                            $16,707                        $20,568                         $18,458
 1/01                            $16,297                        $20,771                         $18,772
 2/01                            $16,368                        $20,838                         $18,785
 3/01                            $16,478                        $21,025                         $18,936
 4/01                            $16,324                        $20,798                         $18,766
 5/01                            $16,465                        $21,023                         $18,980
 6/01                            $16,571                        $21,164                         $19,074

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2001)

AAA                                  43.00%
AA                                   29.70%
A                                     9.78%
SP1                                   7.00%
Unrated                               6.35%
BBB                                   3.48%
Cash                                  0.69%

[CHART]

MATURITY DISTRIBUTION(5) (AS OF JUNE 30, 2001)

0-1 Year                11.84%
2-5 Years               13.44%
6-10 Years              25.11%
11-20 Years             41.09%
21+ Years                8.52%

--------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 43.17%. Any capital gains distributions may be taxable.

(7) The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index and Lehman Brothers 7 Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.

(8)  Portfolio holdings are subject to change.

OREGON TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Oregon Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Oregon individual income tax.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGER
   Stephen Galiani

INCEPTION DATE
   06/01/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.77%(1) for the twelve-month period ended June 30, 2001, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 9.98% during the period. The Fund's Class A shares distributed $0.78 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Two key factors contributed to the Fund's outperformance of its benchmark. First, during the first half of the period, the Fund was positioned to take advantage of declining interest rates. Rates did indeed decline, and the Fund performed well. The Fund maintained a relatively high distribution yield which also contributed to this total return.

     In the first quarter of 2001, the Fund manager became concerned about the direction of interest rates, as well as the potential heavy supply of high-grade Oregon paper coming to market, so the Fund was positioned with a slightly more defensive bias, and some non-Oregon paper was temporarily added to the portfolio. Although the interest rate forecast proved to be early, the anticipated underperformance of the Oregon market was correct; the portfolio adjustment boosted Fund performance.

     In the second quarter of the calendar year the market fulfilled the Fund manager's expectations as rates rose. In general, the more aggressive, longer duration positions - zero coupon and discount bonds - helped drive the Fund's performance in the second half of 2000. Higher-yielding bonds in the portfolio also had a positive impact on returns during the period.

STRATEGIC OUTLOOK

     The Fund manager expects the market to discount the current weakness in the economy and anticipates the beginning of a recovery before the Federal Reserve Board completes its cycle of lowering interest rates. Based upon this outlook, the Fund manager anticipates rising rates over the next three to six months. In an effort to protect against an expected rise in interest rates, the Fund remains positioned somewhat defensively.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Oregon Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods between September 6, 1996 and October 1, 1995, reflects performance of the Investor Class shares of the Pacifica Oregon Tax-Exempt Fund adjusted for expenses of the respective class, a predecessor portfolio with the same investment objective and policies as the Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Oregon Tax-Exempt Fund of Westcore Trust adjusted for expenses of the respective class. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                    INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                                ----------------------------    ---------------------------
                                                1-YEAR     5-YEAR    10-YEAR    1-YEAR     5-YEAR   10-YEAR
     CLASS A                                     5.77       4.27       5.47      10.77      5.24      5.95
     CLASS B                                     4.84       3.95       5.13       9.84      4.29      5.13
     INSTITUTIONAL CLASS                                                         10.96      5.40      6.03
     BENCHMARK
       LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                    9.98      6.54      7.16

CHARACTERISTICS
(AS OF JUNE 30, 2001)

   AVERAGE CREDIT QUALITY(3)                      AA-
   WEIGHTED AVERAGE COUPON                      5.21%
   ESTIMATED DURATION                     10.02 YEARS
   PORTFOLIO TURNOVER                             43%
   NUMBER OF HOLDINGS                              50
   NAV
     (A, B, INST.)              $16.05, $9.83, $16.05
   SEC YIELD(4)
     (A, B, INST.)                4.35%, 3.80%, 4.73%
   DISTRIBUTION RATE(5)
     (A, B, INST.)                4.47%, 3.94%, 4.86%
   TAXABLE EQUIVALENT YIELD(6)
     (A, B, INST.)                7.91%, 6.92%, 8.60%
   ALTERNATIVE MINIMUM TAX(6)                   9.47%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

                              WELLS FARGO                   LEHMAN BROTHERS                                 WELLS FARGO
                     OREGON TAX-FREE FUND - CLASS A       MUNICIPAL BOND INDEX                    OREGON TAX-FREE FUND - CLASS I
12/90                            $9,550                          $10,000                                     $10,000
 1/91                            $9,658                          $10,134                                     $10,115
 2/91                            $9,760                          $10,222                                     $10,223
 3/91                            $9,796                          $10,226                                     $10,259
 4/91                            $9,887                          $10,362                                     $10,355
 5/91                            $9,982                          $10,454                                     $10,455
 6/91                            $9,958                          $10,444                                     $10,430
 7/91                           $10,110                          $10,571                                     $10,588
 8/91                           $10,211                          $10,711                                     $10,694
 9/91                           $10,313                          $10,850                                     $10,802
10/91                           $10,388                          $10,948                                     $10,880
11/91                           $10,361                          $10,979                                     $10,851
12/91                           $10,557                          $11,215                                     $11,057
 1/92                           $10,569                          $11,240                                     $11,069
 2/92                           $10,604                          $11,244                                     $11,106
 3/92                           $10,612                          $11,248                                     $11,115
 4/92                           $10,703                          $11,348                                     $11,210
 5/92                           $10,825                          $11,482                                     $11,338
 6/92                           $10,989                          $11,675                                     $11,509
 7/92                           $11,345                          $12,025                                     $11,882
 8/92                           $11,195                          $11,908                                     $11,725
 9/92                           $11,217                          $11,985                                     $11,748
10/92                           $11,046                          $11,868                                     $11,569
11/92                           $11,287                          $12,080                                     $11,822
12/92                           $11,405                          $12,203                                     $11,944
 1/93                           $11,498                          $12,345                                     $12,042
 2/93                           $11,862                          $12,792                                     $12,424
 3/93                           $11,725                          $12,656                                     $12,280
 4/93                           $11,854                          $12,784                                     $12,415
 5/93                           $11,946                          $12,855                                     $12,512
 6/93                           $12,156                          $13,070                                     $12,731
 7/93                           $12,173                          $13,087                                     $12,749
 8/93                           $12,459                          $13,359                                     $13,049
 9/93                           $12,626                          $13,512                                     $13,224
10/93                           $12,623                          $13,537                                     $13,221
11/93                           $12,587                          $13,418                                     $13,182
12/93                           $12,817                          $13,701                                     $13,423
 1/94                           $12,960                          $13,857                                     $13,573
 2/94                           $12,661                          $13,499                                     $13,261
 3/94                           $12,136                          $12,949                                     $12,711
 4/94                           $12,077                          $13,059                                     $12,649
 5/94                           $12,225                          $13,173                                     $12,803
 6/94                           $12,098                          $13,092                                     $12,671
 7/94                           $12,322                          $13,332                                     $12,905
 8/94                           $12,365                          $13,379                                     $12,951
 9/94                           $12,144                          $13,182                                     $12,719
10/94                           $11,854                          $12,947                                     $12,416
11/94                           $11,614                          $12,713                                     $12,164
12/94                           $11,985                          $12,993                                     $12,553
 1/95                           $12,379                          $13,364                                     $12,965
 2/95                           $12,726                          $13,753                                     $13,328
 3/95                           $12,812                          $13,911                                     $13,419
 4/95                           $12,818                          $13,927                                     $13,425
 5/95                           $13,193                          $14,372                                     $13,818
 6/95                           $13,060                          $14,246                                     $13,678
 7/95                           $13,142                          $14,381                                     $13,764
 8/95                           $13,259                          $14,563                                     $13,887
 9/95                           $13,353                          $14,655                                     $13,985
10/95                           $13,537                          $14,869                                     $14,178
11/95                           $13,763                          $15,115                                     $14,413
12/95                           $13,884                          $15,261                                     $14,541
 1/96                           $13,924                          $15,377                                     $14,584
 2/96                           $13,852                          $15,272                                     $14,510
 3/96                           $13,668                          $15,077                                     $14,318
 4/96                           $13,613                          $15,034                                     $14,262
 5/96                           $13,627                          $15,028                                     $14,278
 6/96                           $13,757                          $15,192                                     $14,406
 7/96                           $13,886                          $15,329                                     $14,554
 8/96                           $13,881                          $15,326                                     $14,541
 9/96                           $14,039                          $15,540                                     $14,718
10/96                           $14,167                          $15,716                                     $14,854
11/96                           $14,440                          $16,004                                     $15,134
12/96                           $14,343                          $15,936                                     $15,043
 1/97                           $14,373                          $15,967                                     $15,078
 2/97                           $14,490                          $16,114                                     $15,202
 3/97                           $14,272                          $15,899                                     $14,967
 4/97                           $14,388                          $16,033                                     $15,092
 5/97                           $14,571                          $16,275                                     $15,286
 6/97                           $14,705                          $16,449                                     $15,429
 7/97                           $15,153                          $16,905                                     $15,911
 8/97                           $15,008                          $16,746                                     $15,752
 9/97                           $15,178                          $16,945                                     $15,943
10/97                           $15,266                          $17,053                                     $16,029
11/97                           $15,337                          $17,154                                     $16,116
12/97                           $15,576                          $17,405                                     $16,370
 1/98                           $15,738                          $17,584                                     $16,534
 2/98                           $15,698                          $17,589                                     $16,493
 3/98                           $15,671                          $17,605                                     $16,475
 4/98                           $15,579                          $17,526                                     $16,369
 5/98                           $15,806                          $17,803                                     $16,608
 6/98                           $15,854                          $17,872                                     $16,669
 7/98                           $15,889                          $17,917                                     $16,707
 8/98                           $16,154                          $18,194                                     $16,976
 9/98                           $16,363                          $18,422                                     $17,197
10/98                           $16,311                          $18,422                                     $17,143
11/98                           $16,378                          $18,486                                     $17,224
12/98                           $16,423                          $18,544                                     $17,262
 1/99                           $16,641                          $18,764                                     $17,492
 2/99                           $16,501                          $18,682                                     $17,355
 3/99                           $16,513                          $18,708                                     $17,369
 4/99                           $16,558                          $18,755                                     $17,417
 5/99                           $16,429                          $18,910                                     $17,272
 6/99                           $16,103                          $18,638                                     $16,939
 7/99                           $16,170                          $18,705                                     $17,011
 8/99                           $15,942                          $18,555                                     $16,771
 9/99                           $15,894                          $18,563                                     $16,722
10/99                           $15,586                          $18,362                                     $16,388
11/99                           $15,680                          $18,557                                     $16,500
12/99                           $15,439                          $18,418                                     $16,249
 1/00                           $15,300                          $18,337                                     $16,104
 2/00                           $15,549                          $18,550                                     $16,369
 3/00                           $15,855                          $18,954                                     $16,694
 4/00                           $15,756                          $18,842                                     $16,592
 5/00                           $15,607                          $18,744                                     $16,437
 6/00                           $16,031                          $19,241                                     $16,886
 7/00                           $16,280                          $19,508                                     $17,151
 8/00                           $16,541                          $19,809                                     $17,428
 9/00                           $16,471                          $19,706                                     $17,345
10/00                           $16,638                          $19,920                                     $17,535
11/00                           $16,696                          $20,072                                     $17,599
12/00                           $17,220                          $20,568                                     $18,142
 1/01                           $16,651                          $20,771                                     $17,557
 2/01                           $16,734                          $20,838                                     $17,646
 3/01                           $16,918                          $21,025                                     $17,843
 4/01                           $16,701                          $20,798                                     $17,617
 5/01                           $16,886                          $21,023                                     $17,814
 6/01                           $17,025                          $21,164                                     $17,964

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2001)

AA                                   35.60%
AAA                                  29.50%
Unrated                              14.96%
A                                     9.77%
BB/Ba                                 5.49%
BBB                                   4.68%

[CHART]

MATURITY DISTRIBUTION(5) (AS OF JUNE 30, 2001)

0-1 Year                 0.76%
2-5 Years                1.33%
6-10 Years              12.27%
11-20 Years             40.41%
21+ Years               45.23%

-------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.58%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.

(7) The chart compares the performance of the Wells Fargo Oregon Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

(8) Portfolio holdings are subject to change.

TAX-FREE FUNDS                       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001

  ARIZONA TAX-FREE FUND

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
MUNICIPAL BONDS - 87.78%
ARIZONA - 79.25%
$ 350,000  ARIZONA HFFA REVENUE CATHOLIC HEALTHCARE WEST SERIES A                                6.63%    7/1/20    $  354,463
  250,000  ARIZONA STATE TRANSPORTATION BOARD HIGHWAY REVENUE BANK ONE ARIZONA LOC               5.25     7/1/15       258,453
  170,000  BULLHEAD CITY AZ SPECIAL ASSESSMENT BULLHEAD PARKWAY IMPROVEMENT DISTRICT             6.10     1/1/03       174,789
  500,000  CHANDLER AZ STREET & HIGHWAY USER REVENUE                                             6.00     7/1/11       560,315
  250,000  CHANDLER AZ WATER & SEWER REVENUE FGIC INSURED                                        7.00     7/1/12       252,558
  200,000  GILBERT AZ WATER RESIDENTIAL MUNICIPAL PROPERTY CORPORATION WATER & WASTEWATER
           REVENUE                                                                               6.40     4/1/16       200,640
  250,000  GLENDALE AZ IDA MIDWESTERN UNIVERSITY SERIES A SALOMON SMITH BARNEY LOC               5.75    5/15/21       250,383
  175,000  GLENDALE AZ IMPROVEMENT DISTRICT #59 SPECIAL ASSESSMENT                               6.00     1/1/02       177,739
  200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 EDUCATIONAL FACILITIES REVENUE
           ALHAMBRA FSA INSURED                                                                  5.50     7/1/13       216,656
  500,000  MARICOPA COUNTY AZ HOSPITAL REVENUE SUN HEALTH CORPORATION                            5.30     4/1/29       417,705
  500,000  MARICOPA COUNTY AZ IDA EDUCATIONAL FACILITIES REVENUE ARIZONA CHARTER SCHOOLS PROJECT
           SERIES A                                                                              6.75     7/1/29       514,665
  500,000  MARICOPA COUNTY AZ IDA HFFA CATHOLIC HEALTHCARE WEST PROJECT SERIES A                 5.00     7/1/16       429,230
  250,000  MARICOPA COUNTY AZ IDA HOSPITAL FACILITIES REVENUE MAYO CLINIC HOSPITAL               5.25   11/15/37       247,223
  150,000  MARICOPA COUNTY AZ IDA MFHR COLLATERALIZED BY GNMA                                    5.95   10/20/40       155,736
  525,000  MARICOPA COUNTY AZ IDA MFHR METRO GARDENS MESA RIDGE PROJECT SERIES A                 5.65     7/1/19       542,173
  300,000  MARICOPA COUNTY AZ IDA MFHR SUBORDINATED GRAN  VICTORIA HOUSING LLC PROJECT
           SERIES B                                                                             10.00     5/1/31       303,657
  200,000  MARICOPA COUNTY AZ IDA MFHR SUN KING APARTMENTS PROJECT SERIES A                      6.75     5/1/31       211,806
  570,000  MARICOPA COUNTY AZ IDA MFHR VILLAS DE MERCED APARTMENTS PROJECT COLLATERALIZED
           BY GNMA                                                                               5.50   12/20/37       558,218
  750,000  MARICOPA COUNTY AZ IDA MFHR WHISPERING PALMS APARTMENTS SERIES A MBIA INSURED         5.85     7/1/19       778,523
  585,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION PCR ARIZONA PUBLIC SERVICE COMPANY   5.75    11/1/22       557,008
1,000,000  MESA AZ IDA DISCOVER HEALTH SYSTEM SERIES A MBIA INSURED                              5.63     1/1/29     1,029,290
  250,000  MESA AZ IDA EDUCATIONAL FACILITIES REVENUE EAST MARICOPA COLLEGE PROJECT SERIES A     6.00     7/1/21       247,133
  215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES REVENUE ACA INSURED   5.63     7/1/10       225,283
  700,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES REVENUE COP           6.25     7/1/20       729,323
  750,000  NAVAJO COUNTY AZ PCR ARIZONA PUBLIC SERVICE COMPANY SERIES A                          5.88    8/15/28       747,923
  250,000  PHOENIX AZ GO                                                                         5.38     7/1/25       254,553
1,000,000  PHOENIX AZ GO SERIES A                                                                6.25     7/1/16     1,156,150
  250,000  PHOENIX AZ IDA GOVERNMENT OFFICE LEASE REVENUE CAPITAL MALL LLC PROJECT               5.38    9/15/22       253,333
  900,000  PHOENIX AZ IDA HOSPITAL REVENUE JOHN C. LINCOLN HEALTH SERIES B CONNIE LEE INSURED    5.65    12/1/12       967,212
  270,000  PHOENIX AZ IDA SFMR STATEWIDE SERIES C                                                5.30     4/1/20       265,567
  250,000  PHOENIX AZ IDR CAMELBACK CROSSING PROJECT COLLATERALIZED BY GNMA                      6.35    9/20/35       268,523
  250,000  PIMA COUNTY AZ IDA REVENUE ARIZONA CHARTER SCHOOLS PROJECT II SERIES A                6.75     7/1/31       254,545
1,440,000  PIMA COUNTY AZ IDA MFHR WILLOWICK APARTMENTS PROJECT ASSET GUARANTY                   5.50     3/1/28     1,433,889
  350,000  SALT RIVER PROJECT AZ AGRICULTURAL IMPROVEMENT & POWER DISTRICT ELECTRIC SYSTEM
           REVENUE                                                                               5.75     1/1/19       353,017
  300,000  SCOTTSDALE AZ REVENUE TAX INCREMENTAL FINANCING REVENUE                               5.25     7/1/17       306,084
  550,000  TEMPE AZ GO SERIES A                                                                  4.00     7/1/18       473,517
  500,000  TUCSON AZ STREET & HIGHWAY USER REVENUE SENIOR LIEN SERIES 1994-C FGIC INSURED        7.00     7/1/12       607,075
  275,000  UNIVERSITY AZ UNIVERSITY REVENUE SERIES A                                             6.00     6/1/10       308,462
  500,000  YAVAPAI COUNTY AZ IDA CITIZENS UTILITIES COMPANY PROJECT                              5.45     6/1/33       386,600

                                                                                                                    17,429,419
                                                                                                                    ----------

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE       VALUE
COLORADO - 1.50%
$ 400,000  COLORADO HFFA STEAMBOAT SPRINGS HEALTH PROJECT                                        5.70%   9/15/23   $   328,976
                                                                                                                   -----------
GUAM - 3.30%
  700,000  GUAM HOUSING CORPORATION SFMR MORTGAGE GUARANTEED SERIES A COLLATERALIZED
           BY FHLMC                                                                              5.75     9/1/31       726,621
                                                                                                                   -----------
MINNESOTA - 2.30%
  500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
           RECREATIONAL AREA                                                                     7.50    11/1/25       506,780
                                                                                                                   -----------
PUERTO RICO - 1.43%
  300,000  CHILDREN'S TRUST FUND TOBACCO SETTLEMENT REVENUE                                      6.00     7/1/26       314,664
                                                                                                                   -----------
TOTAL MUNICIPAL BONDS (COST $19,135,644)                                                                            19,306,460
                                                                                                                   -----------
MUNICIPAL DEMAND NOTES - 2.27%
ARIZONA - 2.27%
  500,000  ARIZONA HFFA HEALTH CARE REVENUE ARIZONA HEALTHCARE POOLED FINANCE PROJECT
           SERIES A LANDESBANK HESSEN-THRGN LOC+/-(COST $500,000)                                2.85     6/1/30       500,000
                                                                                                                   -----------
SHARES
CLOSED END MUTUAL FUNDS - 2.10%
    5,720  DREYFUS MUNICIPAL INCOME FUND                                                                                50,164
    4,636  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                        41,724
    8,383  DREYFUS STRATEGIC MUNICIPALS FUND                                                                            78,045
    1,608  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                        20,422
    5,250  MUNICIPAL PARTNERS FUND                                                                                      65,940
    4,833  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                    70,368
    4,772  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                         66,522
    1,048  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                               12,765
    3,850  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                             56,249

TOTAL CLOSED END MUTUAL FUNDS (COST $405,360)                                                                          462,199
                                                                                                                   -----------
SHORT-TERM INVESTMENTS - 5.90%
   69,000  FEDERATED TAX-FREE OBLIGATIONS MONEY MARKET FUND                                      2.82                   69,000
1,082,000  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND #                       2.97                1,082,000
  145,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST #                                    2.84                  145,000

TOTAL SHORT-TERM INVESTMENTS (COST $1,296,000)                                                                       1,296,000
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $21,337,004)*                             98.05%                                                              21,564,659
OTHER ASSETS AND LIABILITIES, NET                1.95                                                                  428,255
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $21,992,914
                                               ======                                                              ===========

+/- VARIABLE RATE SECURITY.

# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                    $ 557,080
   GROSS UNREALIZED DEPRECIATION                                     (329,425)
                                                                    ---------
   NET UNREALIZED APPRECIATION                                      $ 227,655



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CALIFORNIA LIMITED TERM TAX-FREE FUND

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
MUNICIPAL BONDS - 88.36%

CALIFORNIA - 82.24%
$1,100,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATION CA COP EPISCOPAL HOMES
            FOUNDATION                                                                           5.00%   7/1/07    $ 1,116,511
 1,105,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATION CA COP EPISCOPAL HOMES
            FOUNDATION                                                                           5.00     7/1/08     1,115,398
 1,625,000  BAY AREA GOVERNMENT ASSOCIATION CA BART TRANSPORTATION REVENUE FTA
            CAPITAL GRANT PROJECT SERIES A AMBAC INSURED                                         5.00    6/15/06     1,733,583
   250,000  BERKELEY CA USD US BANK TRUST NA                                                     7.00     8/1/04       276,788
 1,000,000  CALIFORNIA HFFA HEALTH CARE REVENUE PRESBYTERIAN HOSPITAL PROJECT MBIA INSURED       5.50     5/1/07     1,090,400
 1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE DEPARTMENT OF CORRECTIONS SERIES A
            AMBAC INSURED                                                                        5.25     6/1/07     1,076,770
 1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE DEPARTMENT OF CORRECTIONS SERIES C 5.25    11/1/08     1,329,650
 1,250,000  CALIFORNIA STATEWIDE CDA COP HEALTH FACILITIES LOS ANGELES AIDS PROJECT              6.20     8/1/12     1,293,863
 1,000,000  CALIFORNIA STATEWIDE CDA MFHR IVY HILL APARTMENTS PROJECT SERIES I-S AMBAC INSURED + 4.90     8/1/03     1,015,660
 1,000,000  CENTRAL VALLEY FINANCE AUTHORITY COGENERATION PROJECT REVENUE CARSON ICE GENERAL
            PROJECT MBIA INSURED                                                                 5.25     7/1/08     1,071,890
 1,000,000  CONTRA COSTA COUNTY CA COP MERRITHEW MEMORIAL HOSPITAL PROJECT MBIA INSURED          5.25    11/1/07     1,073,170
 1,500,000  CONTRA COSTA COUNTY CA WATER DISTRICT REVENUE SERIES K FSA INSURED                   5.00    10/1/09     1,602,315
 1,000,000  EAST BAY CA MUD REVENUE MBIA INSURED                                                 5.20    6/1/03      1,037,840
   650,000  EAST BAY-DELTA CA HFA HOUSING REVENUE LEASE PURCHASE PROJECT SERIES A MBIA INSURED   4.25     6/1/05       661,733
   685,000  FOSTER CITY CA PFA FOSTER CITY COMMUNITY DEVELOPMENT PROJECT LN-A                    5.40     9/1/01       687,665
 1,000,000  LOS ANGELES CA AIRPORT REVENUE SERIES A FGIC INSURED                                 6.00    5/15/05     1,094,050
 1,000,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE                                           6.63    10/1/01     1,029,420
   640,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED 2/1/02 @ 102                  6.10     2/1/02       665,709
 1,360,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE UNREFUNDED                                6.10     2/1/02     1,411,598
   120,000  LOS ANGELES CA DW&P ELECTRIC AND POWER REVENUE PREREFUNDED SECOND ISSUE              9.00   10/15/03       136,012
 1,500,000  LOS ANGELES CA DW&P ELECTRIC AND POWER REVENUE                                       5.25     7/1/04     1,583,925
 2,520,000  LOS ANGELES CA PUBLIC WORKS FINANCE AUTHORITY WATER REVENUE REGIONAL PARK &
            OPEN SPACE DISTRICT PROJECT SERIES A US BANK TRUST NA                                5.38    10/1/06     2,738,584
   400,000  LOS ANGELES CA WASTEWATER SYSTEMS REVENUE                                            5.38    11/1/03       423,592
 1,000,000  MORENO VALLEY CA USD COP EDUCATION FACILITIES REVENUE FSA INSURED                    5.25     3/1/05     1,049,870
 2,000,000  NORTHERN CALIFORNIA POWER AGENCY MULTIPLE CAPITAL FACILITIES REVENUE UNREFUNDED
            BALANCE CROSSOVER REFUNDING 9/3/02 @ 102                                             6.54     8/1/02     2,099,919
   500,000  OAK GROVE CA SCHOOL DISTRICT FGIC INSURED                                            8.50     8/1/03       553,860
   250,000  OAK GROVE CA SCHOOL DISTRICT FGIC INSURED                                            7.70     8/1/04       281,618
 1,000,000  OAKLAND CA JT POWERS FINANCE AUTHORITY LEASE REVENUE OAKLAND CONVENTION CENTERS
            AMBAC INSURED                                                                        5.00    10/1/05     1,063,250
 1,000,000  ORANGE COUNTY CA RECOVERY COP SERIES A                                               5.60     7/1/09     1,086,330
 1,300,000  SACRAMENTO CA COGENERATION AUTHORITY PROCTOR & GAMBLE PROJECT                        6.50     7/1/05     1,475,071
   420,000  SACRAMENTO CA SCHOOL INSURANCE AUTHORITY REVENUE WORKERS COMPENSATION SERIES C       5.75     6/1/03       432,613
 2,000,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT REVENUE                         6.20     5/1/03     2,153,699
1,090,000   SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT REVENUE 2ND SERIES ISSUE 13B
            MBIA INSURED                                                                         8.00     5/1/05     1,251,167
   650,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT REVENUE 2ND SERIES ISSUE 14A
            MBIA INSURED                                                                         8.00     5/1/05       746,109
   875,000  SOLANO COUNTY CA COP JUSTICE FACILITIES & PUBLIC BUILDING PROJECT                    5.88    10/1/01       890,838

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
CALIFORNIA (continued)
$2,000,000  SOUTHERN CALIFORNIA RAPID TRANSIT DISTRICT COP WORKERS COMPENSATION REMARKETED
            2/1/91 MBIA INSURED                                                                  7.50%    7/1/05   $ 2,087,439
 1,000,000  TRI CITY CA HOSPITAL DISTRICT HEALTH CARE REVENUE SERIES B MBIA INSURED              5.75    2/15/03     1,042,840
   500,000  WEST & CENTRAL CA BASIN FINANCE AUTHORITY WATER & SEWER REVENUE SERIES C
            AMBAC INSURED                                                                        6.53     8/1/05       539,375

TOTAL CALIFORNIA                                                                                                    42,020,124
                                                                                                                   -----------
GUAM - 4.04%
 1,000,000  GUAM POWER AUTHORITY REVENUE SERIES A                                                6.30    10/1/02     1,062,400
 1,000,000  GUAM GOVERNMENT LIMITED OBLIGATION HIGHWAY TRANSPORTATION REVENUE SERIES A
            FSA INSURED                                                                          3.50     5/1/04     1,005,620

TOTAL GUAM                                                                                                           2,068,020
                                                                                                                   -----------
PUERTO RICO - 2.08%
 1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B FSA INSURED                            5.00     8/1/05     1,057,440

TOTAL PUERTO RICO                                                                                                    1,057,440

TOTAL MUNICIPAL BONDS (COST $44,689,949)                                                                            45,145,584
                                                                                                                   -----------
MUNICIPAL DEMAND NOTES - 5.13%

CALIFORNIA - 4.16%
 1,000,000  CALIFORNIA EDFA REVENUE SERIES 113 +                                                 2.40    12/1/27     1,000,000
   325,000  CALIFORNIA STATE GO MBIA-IBC +                                                       3.30   10/1/18        325,000
   800,000  CALIFORNIA STATE PUBLIC WORKS REVENUE AMBAC INSURED +                                2.40     1/1/11       800,000

                                                                                                                     2,125,000
                                                                                                                   -----------
PUERTO RICO - 0.97%
   500,000  CHILDRENS TRUST FUND TOBACCO REVENUE PUTTERS PROJECT SERIES 149+                     5.48     7/1/08       500,000
                                                                                                                   -----------

TOTAL MUNICIPAL DEMAND NOTES (COST $2,625,000)                                                                       2,625,000
                                                                                                                   -----------

SHARES
SHORT-TERM INVESTMENTS - 0.08%

    40,543  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET FUND+/-(COST $40,543)                   2.25              $    40,543
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $47,355,492)*                             93.57%                                                             $47,811,127
OTHER ASSETS AND LIABILITIES, NET                6.43                                                                3,283,081
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $51,094,208
                                               ======                                                              ===========

+   VARIABLE RATE SECURITIES.

+/- THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
    PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                     $528,244
   GROSS UNREALIZED DEPRECIATION                                      (72,609)
                                                                     --------
   NET UNREALIZED APPRECIATION                                       $455,635

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   CALIFORNIA TAX-FREE FUND
                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
MUNICIPAL BONDS - 91.83%
CALIFORNIA - 88.44%
$1,500,000  A B C CA USD CAPITAL APPRECIATION SERIES B FGIC INSURED                              5.60%F   8/1/18    $  600,435
 1,625,000  A B C CA USD CAPITAL APPRECIATION FGIC INSURED                                       5.55F    8/1/26       400,595
 1,310,000  A B C CA USD CAPITAL APPRECIATION FGIC INSURED                                       5.56F    8/1/28       287,309
 1,500,000  A B C CA USD CAPITAL APPRECIATION FGIC INSURED                                       5.58F    8/1/31       274,860
 2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA
            COP STANFORD UNIVERSITY HOSPITAL PREREFUNDED 11/1/05 @ 100                           5.50    11/1/13     2,170,520
 1,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA
            HEALTH CARE REVENUE CHANNING HOUSE                                                   5.38    2/15/19       894,460
 6,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA
            HEALTH CARE REVENUE CHANNING HOUSE                                                   5.50    2/15/29     5,458,790
 2,450,000  ALTA LOMA CALIFORNIA SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A FGIC INSURED      5.66F    8/1/20       866,467
 1,500,000  ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE CAPITAL APPRECIATION
            PUBLIC IMPROVEMENTS PROJECT SERIES C FSA INSURED                                     5.86F    9/1/22       464,895
 3,620,000  ANTIOCH CA PUBLIC FINANCING AUTHORITY WATER
            REVENUE WATER TREATMENT PLANT PROJECT MBIA INSURED                                   5.63     7/1/14     3,718,971
 4,345,000  AZTEC SHOPS LIMITED CA AUXILIARY STUDENT ORGANIZATION SAN DIEGO STATE UNIVERSITY     5.88     9/1/20     4,351,170
 4,455,000  AZTEC SHOPS LIMITED CA AUXILIARY STUDENT ORGANIZATION SAN DIEGO STATE UNIVERSITY     6.00     9/1/31     4,471,394
 2,545,000  BONITA CA USD COP MBIA INSURED                                                       5.63     5/1/10     2,680,979
 2,750,000  BURBANK CA PUBLIC SERVICE DEPARTMENT ELECTRIC REVENUE FSA INSURED                    4.75     6/1/23     2,547,765
 1,300,000  BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA AIRPORT REVENUE AMBAC INSURED         6.40     6/1/10     1,341,314
 1,125,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
            CAPITAL APPRECIATION UNIVERSITY OF SAN DIEGO AMBAC INSURED                           5.65F   10/1/19       419,299
 1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE DOMINICAN UNIVERSITY PROJECT     5.75    12/1/30       979,120
 2,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE KECK GRADUATE INSTITUTE PROJECT  6.75     6/1/30     2,134,140
 2,035,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE LA COLLEGE OF CHIROPRACTIC       5.60    11/1/17     2,022,342
   110,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
            LOYOLA MARYMOUNT UNIVERSITY PREREFUNDED 10/1/01 @ 100                                6.00    10/1/14       110,933
   240,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
            LOYOLA MARYMOUNT UNIVERSITY UNREFUNDED BALANCE                                       6.00    10/1/14       241,538
    50,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE POMONA COLLEGE PARTIALLY
            PREREFUNDED                                                                          6.13    2/15/08        52,012
 1,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
            POOLED COLLEGE & UNIVERSITY PROJECTS SERIES B                                        5.13     4/1/17     1,410,225
 1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
            POOLED COLLEGE & UNIVERSITY PROJECTS SERIES B                                        5.25     4/1/24       922,600
 6,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
            STUDENT LOAN CALIFORNIA LOAN PROGRAM SERIES A MBIA INSURED                           5.40     3/1/21     6,015,180
 4,535,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR MORTGAGE BACKED SECURITIES
            PROGRAM SERIES B5 COLLATERALIZED BY FNMA GNMA FHLMC                                  6.35    12/1/29     4,978,024
 2,265,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR MORTGAGE BACKED SECURITIES
            PROGRAM SERIES B COLLATERALIZED BY FNMA GNMA                                         6.25    12/1/31     2,420,243
 1,090,000  CALIFORNIA SPECIAL DISTRICTS ASSOCIATION FINANCE CORPORATION COP SERIES MM           5.50     6/1/21     1,093,673
 2,450,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS
            HOME PURCHASE REVENUE SERIES C REMARKETED 1/9/01                                     4.70    12/1/09     2,465,166
 5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY PROJECT REVENUE
            SERIES J2                                                                            6.00    12/1/07     5,633,600
 7,675,000  CALIFORNIA STATE GO FGIC INSURED                                                     4.50   12/1/24      6,758,068
   165,000  CALIFORNIA STATE GO UNREFUNDED BALANCE AMBAC INSURED                                 5.75     3/1/15       171,877
 3,860,000  CALIFORNIA STATE HFA HOME MORTGAGE REVENUE SERIES L MBIA INSURED                     6.40     8/1/27     4,056,358

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
CALIFORNIA (continued)
$5,000,000  CALIFORNIA STATE HFA HOME MORTGAGE REVENUE SERIES Y FSA INSURED                      6.25%F   8/1/31   $   813,750
20,000,000  CALIFORNIA STATE HFA REVENUE HOME MORTGAGE PROJECT SERIES T MBIA INSURED             6.15F    2/1/32     3,180,200
 3,000,000  CALIFORNIA STATE HFA REVENUE HOME MORTGAGE SERIES B AMBAC INSURED
            COLLATERALIZED BY FHA VA                                                             5.15     2/1/18     2,974,770
 4,600,000  CALIFORNIA STATE HFA REVENUE HOME MORTGAGE SERIES M MBIA INSURED                     5.60     8/1/29     4,651,612
 7,200,000  CALIFORNIA STATE HFA REVENUE HOME MORTGAGE SERIES N FSA INSURED                      5.25     8/1/29     7,024,104
 2,825,000  CALIFORNIA STATE HFA REVENUE MULTI -UNIT RENTAL HOUSING SERIES A                     5.50     8/1/15     2,857,911
   500,000  CALIFORNIA STATE HFA REVENUE MULTI-UNIT RENTAL HOUSING SERIES B-II                   6.70     8/1/15       517,090
   500,000  CALIFORNIA STATE HFA REVENUE MULTI -UNIT RENTAL HOUSING SERIES C-II                  6.85     8/1/15       516,485
   140,000  CALIFORNIA STATE HFA REVENUE SERIES C MBIA INSURED                                   7.00     8/1/23       143,821
 2,000,000  CALIFORNIA STATE HFFA REVENUE DE LAS COMPANAS SERIES A AMBAC INSURED                 5.75     7/1/15     2,102,360
 2,000,000  CALIFORNIA STATE HFFA REVENUE KAISER PERMANENTE SERIES A                             6.25     3/1/21     2,026,960
 3,500,000  CALIFORNIA STATE HFFA REVENUE SAN DIEGO HOSPITAL ASSOCIATION SERIES A MBIA INSURED   6.20     8/1/12     3,674,020
 2,000,000  CALIFORNIA STATE HFFA REVENUE SCRIPPS MEMORIAL HOSPITAL SERIES A MBIA INSURED        6.40    10/1/12     2,115,300
 1,795,000  CALIFORNIA STATE HFFA REVENUE SCRIPPS MEMORIAL HOSPITAL                              6.25    10/1/13     1,844,309
 2,000,000  CALIFORNIA STATE HFFA REVENUE SCRIPPS RESEARCH INSTITUTE PROJECT SERIES A            6.63     7/1/14     2,126,440
 1,750,000  CALIFORNIA STATE HFFA REVENUE SMALL HEALTH FACILITIES
            SERIES A CALIFORNIA MORTGAGE INSURANCE                                               6.75     3/1/20     1,815,083
 6,000,000  CALIFORNIA STATE HFFA REVENUE SUTTER HEALTH PROJECT SERIES A                         6.25    8/15/31     6,321,600
 3,500,000  CALIFORNIA STATE HFFA REVENUE SUTTER HEALTH PROJECT SERIES A FSA INSURED             5.00    8/15/37     3,279,395
 2,750,000  CALIFORNIA STATE HFFA REVENUE SUTTER HEALTH PROJECT SERIES C FSA INSURED             5.13    8/15/22     2,702,810
 1,000,000  CALIFORNIA STATE HFFA REVENUE VALLEYCARE HEALTH FACILITIES CALIFORNIA MORTGAGE
            INSURANCE                                                                            6.50     5/1/05     1,040,970
 5,000,000  CALIFORNIA STATE INFRASTRUTURE & ECONOMIC DEVELOPMENT BANK LEASE REVENUE
            MBIA INSURED                                                                         5.50     6/1/25     5,144,600
 1,275,000  CALIFORNIA STATE INFRASTRUTURE & ECONOMIC DEVELOPMENT BANK REVENUE SCRIPPS
            RESEARCH INSTITUTE SERIES A                                                          5.75     7/1/30     1,318,427
 1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CALIFORNIA COMMUNITY COLLEGES
            SERIES A PREREFUNDED 9/1/01 @ 102                                                    6.63     9/1/07     1,026,770
 5,000,000  CALIFORNIA STATE UNIVERSITIES & COLLEGES HOUSING SYSTEM FGIC INSURED                 5.80    11/1/17     5,258,950
 4,665,000  CALIFORNIA STATE VETERANS SERIES BL FSA INSURED                                      4.95    12/1/08     4,822,817
10,330,000  CALIFORNIA STATEWIDE CDA COP CATHOLIC HEALTHCARE WEST                                6.50     7/1/20    10,573,891
 2,000,000  CALIFORNIA STATEWIDE CDA COP CHILDREN'S HOSPITAL LOS ANGELES MBIA -IBC-BNY INSURED   5.25    8/15/29     1,965,240
 2,000,000  CALIFORNIA STATEWIDE CDA COP CHILDREN'S HOSPITAL LOS ANGELES MBIA -IBC INSURED       5.25    8/15/29     1,965,240
 3,310,000  CALIFORNIA STATEWIDE CDA COP CEDARS - SINAI MEDICAL CENTER                           6.50     8/1/12     3,668,936
 1,500,000  CALIFORNIA STATEWIDE CDA COP SUTTER HEALTH OBLIGATED GROUP AMBAC INSURED             6.00    8/15/09     1,579,710
 5,000,000  CALIFORNIA STATEWIDE CDA COP THE INTERNEXT GROUP                                     5.38     4/1/17     4,759,650
 2,000,000  CALIFORNIA STATEWIDE CDA COP THE INTERNEXT GROUP                                     5.38     4/1/30     1,816,860
 6,000,000  CALIFORNIA STATEWIDE CDA EDUCATION FACILITIES REVENUE ASPIRE PUBLIC SCHOOLS OAKLAND
            PROJECT SERIES A                                                                     7.25     8/1/31     6,039,480
 2,750,000  CALIFORNIA STATEWIDE CDA LEASE REVENUE OAKLAND CONVENTION CENTERS PROJECT
            AMBAC INSURED PREREFUNDED 10/1/02 @ 102                                              6.00    10/1/10     2,915,385
 2,010,000  CALIFORNIA STATEWIDE CDA MFHR PIONEER PARK SERIES T COLLATERALIZED BY GNMA           6.10   12/20/35     2,091,807
   700,000  CALIFORNIA STATEWIDE CDA SOLID WASTE FACILITIES REVENUE WASTE MANAGEMENT
            INCORPORATED PROJECT                                                                 4.95     4/1/11       702,093
 1,935,000  CALIFORNIA STATEWIDE CDA WATER REVENUE SERIES A                                      6.00     7/1/10     2,082,834
   200,000  CAPITOL AREA DEVELOPMENT AUTHORITY CA LEASE REVENUE SERIES A MBIA INSURED            6.50     4/1/12       208,788
 2,730,000  CARLSBAD CA USD FGIC INSURED                                                         5.45F    5/1/22       867,103

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
CALIFORNIA (continued)
$5,000,000  CENTER CA USD CAPITAL APPRECIATION SERIES C MBIA INSURED                             5.70%F   9/1/21   $ 1,660,450
 1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY REVENUE MUNICIPAL WATER DISTRICT
            SEWER SYSTEMS PROJECT AMBAC INSURED                                                  6.00     8/1/16     1,934,856
   400,000  CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                    6.00     9/1/07       422,596
   735,000  CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                    6.00     9/1/08       773,683
   820,000  CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                    6.00     9/1/10       858,794
   570,000  CHULA VISTA CA COP TOWN CENTRE II PARKING PROJECT                                    6.00     9/1/11       596,847
 1,600,000  CHULA VISTA CA IDR TCRS SAN DIEGO GAS & ELECTRIC COMPANY SERIES A AMBAC INSURED      6.40    12/1/27     1,657,584
 2,000,000  COACHELLA CA WATER REVENUE COP FSA INSURED                                           6.10     3/1/22     2,053,700
   270,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE GNMA MORTGAGE BACKED SECURITIES

            PROGRAM ESCROWED TO MATURITY                                                         7.75     5/1/22       344,855
 3,500,000  CONTRA COSTA COUNTY CA PFA TAX ALLOCATION REVENUE PLEASANT HILL BART REDEVELOPMENT   5.25     8/1/28     3,279,220
 2,755,000  CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A

            ESCROWED TO MATURITY                                                                 6.50     3/1/09     2,966,529
 4,000,000  CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A
            FGIC INSURED                                                                         5.50     3/1/08     4,215,360
 1,250,000  CUCAMONGA CA COUNTY WATER DISTRICT COP FACILITIES REFINANCING FGIC INSURED
            PREREFUNDED 9/1/01 @ 102                                                             6.30     9/1/12     1,281,238
 1,000,000  CUPERTINO CA COP SERIES B                                                            6.25     7/1/10     1,051,360
 1,355,000  DUARTE CA COP CITY OF HOPE NATIONAL MEDICAL CENTER PREREFUNDED 4/1/03 @ 102          6.13     4/1/13     1,454,958
 2,000,000  DUARTE CA COP SERIES A ACA-IBC INSURED                                               5.25     4/1/19     1,876,760
 5,250,000  DUARTE CA COP SERIES A                                                               5.25     4/1/24     4,788,420
 4,000,000  DUARTE CA REDEVELOPMENT AGENCY TAX ALLOCATION CAPITAL APPRECIATION REDEVELOPMENT
            PROJECT                                                                              6.60F   12/1/16     1,631,560
 1,500,000  EAST BAY CA MUD WASTEWATER TREATMENT SYSTEMS REVENUE AMBAC INSURED                   6.00     6/1/09     1,573,590
 2,000,000  EAST BAY CA MUD WASTEWATER TREATMENT SYSTEMS REVENUE MBIA INSURED                    4.75     6/1/28     1,821,800
 3,300,000  EAST PALO ALTO CA REDEVELOPMENT AGENCY TAX ALLOCATION UNIVERSAL CIRCLE GATEWAY       6.63    10/1/29     3,499,221
   500,000  EMERYVILLE CA PFA REVENUE                                                            5.75     9/2/14       510,065
 1,750,000  EMERYVILLE CA PFA REVENUE                                                            5.90     9/2/21     1,753,028
 2,455,000  EMERYVILLE CA PFA REVENUE REDEVELOPMENT PROJECT SERIES A UNREFUNDED BALANCE          6.35     5/1/10     2,570,189
 1,500,000  ENCINTAS CA USD CAPITAL APPRECIATION MBIA INSURED                                    5.52F    8/1/18       600,435
 2,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY ESCONDIDO CIVIC CENTER PROJECT
            SERIES B AMBAC INSURED ESCROWED TO MATURITY                                          6.13     9/1/11     2,261,120
 2,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE CALIFORNIA
            CENTER FOR THE ARTS AMBAC INSURED                                                    6.00     9/1/18     2,169,960
 1,285,000  FONTANA CA RDA TAX ALLOCATION JURUPA HILLS REDEVELOPMENT PROJECT SERIES A            5.50    10/1/17     1,271,276
 5,040,000  FONTANA CA RDA TAX ALLOCATION JURUPA HILLS REDEVELOPMENT PROJECT SERIES A            5.50    10/1/27     4,794,602
 4,785,000  FONTANA CA RDA TAX ALLOCATION JURUPA HILLS REDEVELOPMENT PROJECT SERIES A            5.60    10/1/27     4,620,683
 3,000,000  FONTANA CA USD SERIES C FGIC INSURED                                                 6.15     5/1/20     3,241,380
 1,000,000  FRESNO CA COP STREET IMPROVEMENT PROJECT                                             6.63    12/1/11     1,033,650
 2,000,000  FRESNO CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE STREET LIGHT ACQUISITION
            PROJECT SERIES A                                                                     5.50     8/1/12     2,039,660
 2,000,000  FRESNO CA USD SERIES A MBIA INSURED ESCROWED TO MATURITY                             5.70     8/1/15     2,067,520
 1,250,000  FRESNO COUNTY CA SOLID WASTE REVENUE AMERICAN AVENUE LANDFILL PROJECT MBIA INSURED   5.75    5/15/14     1,320,038
 2,100,000  GILROY CA PROJECT REVENUE SENIOR LIEN BONFANTE GARDENS PARK PROJECT                  8.15    11/1/15     2,085,468
 1,000,000  GLENDALE CA RDA TAX ALLOCATION REVENUE CENTRAL GLENDALE REDEVELOPMENT PROJECT
            AMBAC INSURED                                                                        5.50    12/1/11     1,044,390

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
CALIFORNIA (continued)
$1,000,000  GLENDALE CA USD SERIES A FGIC INSURED                                                5.75%    9/1/17   $ 1,060,050
 2,420,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL APPRECIATION SERIES A MBIA
            INSURED                                                                              5.42F    8/1/15     1,174,111
 2,500,000  HAWAIIAN GARDENS CA RDA PROJECT ONE TAX ALLOCATION                                   6.00    12/1/13     2,653,050
 4,500,000  HAWTHORNE CA SCHOOL DISTRICT COP FSA INSURED                                         6.00F   11/1/25     3,757,950
   575,000  HUNTINGTON BEACH CA PFA REVENUE REDEVELOPMENT PROJECTS                               6.55     8/1/01       576,282
 2,800,000  HUNTINGTON BEACH CA PFA REVENUE REDEVELOPMENT PROJECTS                               7.00     8/1/10     2,903,040
 1,000,000  INDIAN WELLS CA RDA TAX ALLOCATION WHITEWATER PROJECT MBIA INSURED                   6.00    12/1/14     1,055,380
   500,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY TAX ALLOCATION TRANSPORTATION DISTRICT PROJECT
            SERIES 3                                                                             6.70    11/1/03       520,915
 1,280,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY TAX ALLOCATION TRANSPORTATION DISTRICT PROJECT
            SERIES 3                                                                             6.85    11/1/04     1,340,902
 1,555,000  INGLEWOOD CA RDA TAX ALLOCATION MERGED REDEVELOPMENT PROJECT SERIES A
            AMBAC INSURED                                                                        5.25     5/1/17     1,621,352
   270,000  JAMUL-DULZURA CA USD SERIES C                                                        6.40     8/1/16       282,952
 2,000,000  KERN CA HIGH SCHOOL DISTRICT SERIES D MBIA INSURED ESCROWED TO MATURITY              5.60     8/1/12     2,135,720
 1,185,000  LA VERNE CA COP 1987 CAPITAL IMPROVEMENTS PROJECT                                    5.70     6/1/15     1,202,479
 4,000,000  LAKE ELSINORE CA PFA TAX ALLOCATION REVENUE SERIES A                                 5.50     9/1/30     3,837,200
 3,000,000  LONG BEACH CA FINANCING AUTHORITY REVENUE AMBAC INSURED                              6.00    11/1/08     3,396,480
 1,500,000  LONG BEACH CA FINANCING AUTHORITY REVENUE AMBAC INSURED                              6.00    11/1/17     1,691,175
 2,900,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS AIRPORT REVENUE SERIES A FGIC INSURED          5.50    5/15/08     3,087,079
   380,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED 9/1/03 @ 102                  5.70     9/1/03       409,617
 2,000,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE SECOND ISSUE PREREFUNDED 8/15/02 @ 102    5.75    8/15/11     2,107,500
   395,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE ESCROWED TO MATURITY                      5.70     9/1/11       422,484
 3,920,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE UNREFUNDED BALANCE                        5.70     9/1/11     4,112,237
   135,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE REFUNDING PENDING 2/1/02                  6.38     2/1/20       139,609
    65,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED 2/1/02 @ 102                  6.38     2/1/20        67,715
 2,750,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE SECOND ISSUE MBIA INSURED
            PREREFUNDED 10/15/17 @ 100                                                           5.00   10/15/33     2,744,555
   250,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE SECOND ISSUE MBIA IBC INSURED
            ESCROWED TO MATURITY                                                                 5.00   10/15/33       247,133
 3,000,000  LOS ANGELES CA DW&P WATERWORKS REVENUE                                               5.70    4/15/09     3,132,150
 2,500,000  LOS ANGELES CA DW&P WATERWORKS REVENUE SERIES A MBIA IBC INSURED                     5.13     7/1/41     2,399,225
 3,000,000  LOS ANGELES CA DW&P WATERWORKS REVENUE SERIES A                                      5.13     7/1/41     2,832,150
 2,775,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B SUBJECT TO CROSSOVER REFUNDING     6.50     8/1/13     2,909,532
 4,745,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B                                    5.38    11/1/15     4,838,239
 2,465,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B                                    5.38    11/1/23     2,437,959
   340,000  LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATE LEASE REVENUE CENTRAL LIBRARY PROJECT
            SERIES A                                                                             6.30     6/1/16       354,946
 2,200,000  LOS ANGELES CA USD COP MULTIPLE PROPERTIES PROJECT SERIES A FSA INSURED              5.50    10/1/10     2,373,162
 1,160,000  LOS ANGELES COUNTY CA REGIONALIZED BUSINESS SERVICES COP CAPITAL APPRECIATION
            SERIES A AMBAC INSURED                                                               5.97F    8/1/26       281,810
   480,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SALES TAX REVENUE SERIES B FGIC
            INSURED PREREFUNDED 7/1/01 @ 102                                                     6.50     7/1/15       489,701
 1,370,000  MADERA CA RDA TAX ALLOCATION REVENUE MADERA REDEVELOPMENT PROJECT AREA FSA INSURED   5.75     9/1/11     1,437,418
 2,235,000  MERCED CA USD CAPITAL APPRECIATION SERIES A FGIC INSURED                             5.70F    8/1/18       894,648
   805,000  MERCED COUNTY CA COP FSA INSURED ESCROWED TO MATURITY                                6.00   10/1/12        844,300
 1,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES A                  5.75     7/1/13     1,041,220

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
CALIFORNIA (continued)
$2,005,000  MID PENINSULA CA REGIONAL OPEN SPACE DISTRICT FINANCE AUTHORITY REVENUE
            CAPITAL APPRECIATION AMBAC INSURED                                                   5.74%F   9/1/28    $  402,243
 2,000,000  MID PENINSULA CA REGIONAL OPEN SPACE DISTRICT PROMISSORY NOTES                       7.00     9/1/14     2,214,120
 3,725,000  MONROVIA CA USD CAPITAL APPRECIATION SERIES B FGIC INSURED                           5.62F    8/1/25       968,723
 1,580,000  MONTEBELLO CA USD CAPITAL APPRECIATION FSA INSURED                                   5.62F    8/1/25       410,895
 1,620,000  MONTEBELLO CA USD CAPITAL APPRECIATION FSA INSURED                                   5.63F    6/1/26       401,144
 1,260,000  MOUNTAIN VIEW LOS ALTOS CA USD SERIES D FSA INSURED                                  5.91F    8/1/19       473,873
 1,200,000  MOUNTAIN VIEW LOS ALTOS CA USD SERIES D FSA INSURED                                  5.95F    8/1/21       398,772
   720,000  NATOMAS CA USD SERIES A MBIA INSURED ESCROWED TO MATURITY                            5.75     9/1/12       752,062
 2,200,000  NEVADA COUNTY CA COP COMMUNITY FACILITIES PROJECTS                                   6.50    10/1/06     2,283,556
   570,000  NORTHERN CALIFORNIA POWER AGENCY MULTIPLE CAPITAL FACILITIES REVENUE SERIES A
            MBIA INSURED UNREFUNDED BALANCE SUBJECT TO CROSSOVER REFUNDING                       6.50     8/1/12       604,844
 1,000,000  NUVIEW CA USD                                                                        7.25     2/1/16     1,029,390
1,465,000   OAKLAND CA FGIC INSURED                                                              6.00    6/15/12     1,530,266
 1,500,000  ONTARIO CA RDFA REVENUE PROJECT ONE MBIA INSURED ESCROWED TO MATURITY                6.00     8/1/15     1,613,820
 1,000,000  PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A FSA INSURED                           5.75F    9/1/21       330,790
 1,000,000  PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A FSA INSURED                           5.77F    9/1/22       311,850
 1,075,000  PARLIER CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES A
            PREREFUNDED 8/1/02 @ 102                                                             6.95     8/1/23     1,145,638
   165,000  PARLIER CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES A UNREFUNDED BALANCE   6.95     8/1/23       173,785
 2,045,000  PERRIS CA PFA REVENUE TAX ALLOCATION SERIES A                                        5.75    10/1/31     2,001,748
 5,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE SERIES A WATER SYSTEMS PROJECT MBIA INSURED   5.50     5/1/29     5,234,100
 7,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE SERIES A                                      6.25    12/1/32     6,950,930
 2,475,000  PITTSBURG CA RDA TAX ALLOCATION REVENUE LOS MEDANOS COMMUNITY DEVELOPMENT PROJECT
            AMBAC INSURED                                                                        6.15F    8/1/22       765,889
 2,680,000  PONOMA CA USD SERIES A MBIA INSURED                                                  6.55     8/1/29     3,244,676
 1,000,000  PORT OAKLAND CA SPECIAL FACILITIES REVENUE MITUSI OSK LINES SERIES A INDUSTRIAL
            BANK OF JAPAN LOC                                                                    6.70     1/1/07     1,051,580
 3,380,000  PORT OAKLAND CA SPECIAL FACILITIES REVENUE MITUSI OSK LINES SERIES A INDUSTRIAL
            BANK OF JAPAN LOC                                                                    6.80     1/1/19     3,423,771
 1,600,000  PORT REDWOOD CITY CA AIRPORT REVENUE                                                 5.13     6/1/30     1,418,768
 1,325,000  REDDING CA JOINT POWERS FINANCE AUTHORITY WATERWATER REVENUE SERIES A FGIC INSURED   6.00    12/1/11     1,400,167
 1,100,000  RICHMOND CA JOINT POWERS FINANCE AUTHORITY LEASE & GAS TAX REVENUE SERIES A          5.25    5/15/13     1,124,123
 8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY HOSPITAL PROJECT
            MBIA INSURED                                                                         6.01F    6/1/26     2,097,610
 5,750,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY HOSPITAL PROJECT
            SERIES A                                                                             6.38     6/1/09     6,032,153
 4,560,000  RIVERSIDE COUNTY CA PFA TAX ALLOCATION REVENUE REDEVELOPMENT PROJECTS SERIES A       5.50    10/1/22     4,431,590
   170,000  RIVERSIDE COUNTY CA SFMR PROJECT A GNMA MORTGAGE BACKED SECURITIES PROGRAM
            COLLATERALIZED BY GNMA                                                               6.85    10/1/16       180,606
 1,335,000  ROSEVILLE CA USD CAPITAL APPRECIATION SERIES A                                       6.30F    8/1/06     1,090,775
 1,200,000  SACRAMENTO CA AIRPORT REVENUE SERIES A FGIC INSURED PREREFUNDED 7/1/02 @ 101         6.00     7/1/12     1,251,564
   800,000  SACRAMENTO CA AIRPORT REVENUE SERIES A FGIC INSURED UNREFUNDED BALANCE               6.00     7/1/12       818,600
 1,900,000  SACRAMENTO CA COP LIGHT RAIL TRANSPORTATION PROJECT                                  6.75     7/1/07     1,971,535
 1,000,000  SACRAMENTO CA COP LIGHT RAIL TRANSPORTATION PROJECT                                  6.00     7/1/12     1,026,760
     5,000  SACRAMENTO CA FINANCING AUTHORITY REVENUE                                            6.70    11/1/11         5,155
 2,870,000  SACRAMENTO CA HOUSING AUTHORITY MFHR VERANDAS APARTMENTS SERIES H FNMA INSURED       5.70     3/1/34     2,912,878

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
CALIFORNIA (continued)
$2,500,000  SACRAMENTO CA MUD ELECTRIC REVENUE SERIES A MBIA INSURED PARTIALLY ESCROWED
            TO MATURITY                                                                          6.25%   8/15/10   $ 2,887,150
   300,000  SACRAMENTO CA MUD ELECTRIC REVENUE SERIES C FGIC INSURED ESCROWED TO MATURITY        5.75   11/15/08       317,433
 2,400,000  SACRAMENTO CA MUD ELECTRIC REVENUE SERIES E MBIA-IBC INSURED PARTIALLY
            PREREFUNDED 5/15/03                                                                  5.70    5/15/12     2,499,120
    50,000  SACRAMENTO CA MUD ELECTRIC REVENUE SERIES Z FGIC INSURED                             6.45     7/1/10        51,144
 2,000,000  SACRAMENTO COUNTY CA COP MAIN DETENTION FACILITY MBIA INSURED                        5.75     6/1/15     2,072,900
 4,200,000  SACRAMENTO COUNTY CA SFMR SERIES A ESCROWED TO MATURITY                              7.25    10/1/23     5,109,510
   380,000  SAN BERNARDINO COUNTY CA COP WEST VALLEY DETENTION CENTER MBIA INSURED               6.50    11/1/12       403,290
 4,000,000  SAN BUENAVENTURA CA COP CAPITAL IMPROVEMENTS PROJECT AMBAC INSURED                   6.00     1/1/12     4,208,000
 5,230,000  SAN DIEGO CA CONVENTION CENTER EXPANSION FINANCE AUTHORITY LEASE REVENUE SERIES A
            AMBAC INSURED                                                                        4.75     4/1/28     4,765,105
 1,000,000  SAN DIEGO CA RDA TAX ALLOCATION REVENUE CENTRE CITY PROJECT SERIES C ABMAC INSURED   4.75     9/1/24       923,020
 3,300,000  SAN DIEGO COUNTY CA COP BURNHAM INSTITUTE                                            6.25     9/1/29     3,404,907
 3,595,000  SAN DIEGO COUNTY CA COP DOWNTOWN COURTHOUSE AMBAC INSURED                            4.50     5/1/23     3,190,778
 4,500,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SALES TAX REVENUE SERIES A
            ESCROWED TO MATURITY                                                                 6.00     4/1/08     4,602,465
 2,390,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT REVENUE
            SECOND SERIES ISSUE 15A FSA INSURED                                                  5.00     5/1/17     2,354,891
 2,250,000  SAN FRANCISCO CA CITY & COUNTY RDFA TAX ALLOCATION REDEVELOPMENT PROJECT
            CAPITAL APPRECIATION SERIES D MBIA INSURED                                           5.20F    8/1/24       625,770
 4,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD REVENUE SENIOR LIEN
            PREREFUNDED 1/1/08 @ 102                                                             7.52     1/1/10     4,642,840
 3,300,000  SAN JOSE CA MFHR EL PARADOR APARTMENTS PROJECT SERIES A UNION BANK OF CA LOC         6.20     1/1/41     3,424,971
 4,430,000  SANTA CLARA COUNTY CA EAST SIDE USD CAPITAL APPRECIATION SERIES A MBIA INSURED       5.70F    9/1/18     1,765,399
 5,185,000  SANTA CLARA COUNTY CA EAST SIDE USD CAPITAL APPRECIATION SERIES A MBIA INSURED       5.75F    9/1/19     1,941,264
 5,420,000  SANTA CLARA COUNTY CA EAST SIDE USD CAPITAL APPRECIATION SERIES A MBIA INSURED       5.80F    9/1/20     1,904,371
 6,250,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR BLOSSOM RIVER APARTMENTS SERIES A       6.50     9/1/39     5,970,500
 4,284,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR THE WILLOWS APARTMENTS SERIES A         6.40     6/1/30     4,157,622
 4,010,000  SANTA CLARA COUNTY CA RDA TAX ALLOCATION BAYSHORE NORTH PROJECT AMBAC INSURED        5.75     7/1/14     4,131,022
 2,285,000  SANTA CRUZ COUNTY CA HOUSING AUTHORITY MFHR GNMA NORTHGATE APARTMENTS SERIES A       5.50    7/20/40     2,247,046
 1,195,000  SANTA ROSA CA HIGH SCHOOL DISTRICT FGIC INSURED                                      5.90     5/1/13     1,260,104
 1,550,000  SIMI VALLEY CA USD COP AMBAC INSURED                                                 5.25     8/1/22     1,589,866
 1,000,000  SONOMA VALLEY CA USD FSA INSURED                                                     6.00    7/15/21     1,082,040
 5,720,000  SOUTH COUNTY CA REGIONAL WASTEWATER AUTHORITY REVENUE CAPITAL IMPROVEMENT
            SERIES B FGIC INSURED                                                                5.75     8/1/10     5,923,746
   375,000  SOUTHERN CA HFA SFMR SERIES A COLLATERALIZED BY GNMA                                 7.63    10/1/22       378,454
 1,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE                             6.75     7/1/11     1,177,020
 3,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE                             6.75     7/1/13     3,538,170
 8,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE FGIC INSURED
            ESCROWED TO MATURITY                                                                 5.31     7/1/17     8,340,800
   390,000  SOUTHERN CA STATE HFA SFMR SERIES A COLLATERALIZED BY GNMA  & FNMA                   6.75     9/1/22       397,656
    15,000  STOCKTON CA SFMR SERIES A COLLATERALIZED BY GNMA FNMA & FHLMC                        7.50     2/1/23        15,826
 5,690,000  SULPHUR SPRINGS CA USD SERIES A MBIA INSURED                                         7.00F    9/1/13     3,137,807
 1,000,000  SUNNYVALE CA FINANCING AUTHORITY UTILITIES REVENUE SOLID WASTE MATERIALS RECOVERY
            SERIES B MBIA INSURED                                                                6.00    10/1/08     1,040,200

                                                                                               INTEREST  MATURITY
PRINCIPAL  SECURITY NAME                                                                         RATE      DATE         VALUE
CALIFORNIA (continued)
$1,000,000  TEMECULA VALLEY CA COMMUNITY SERVICES DISTRICT COP COMMUNITY RECREATION CENTER
            PROJECT                                                                              7.13%   10/1/12   $ 1,062,010
 1,000,000  TEMECULA VALLEY CA USD SERIES D FGIC INSURED                                         6.00     9/1/14     1,049,550
 2,705,000  TORRANCE CA COP AMBAC INSURED                                                        5.75     4/1/16     2,831,296
 1,000,000  TORRANCE CA HOSPITAL REVENUE TORRANCE MEMORIAL MEDICAL CENTER SERIES A               5.50     6/1/31       975,590
 5,000,000  TUSTIN CA USD SPECIAL TAX COMMUNITY FACILITIES DISTRICT 88-1 FSA INSURED             4.38     9/1/19     4,460,050
 2,250,000  TWENTYNINE PALMS CA WATER DISTRICT COP                                               7.00     8/1/17     2,326,500
 5,725,000  UNION CITY CA COMMUNITY RDA TAX ALLOCATION COMMUNITY REDEVELOPMENT PROGRAM
            SERIES A AMBAC INSURED                                                               5.38    10/1/34     5,744,179
 1,000,000  UNION CITY CA COMMUNITY RDA TAX ALLOCATION COMMUNITY REDEVELOPMENT PROJECT
            AMBAC INSURED                                                                        5.65    10/1/14     1,039,380
 3,200,000  UNIVERSITY OF CALIFORNIA REVENUE SEISMIC SAFETY PROJECT MBIA INSURED                 5.50    11/1/10     3,351,104
 1,000,000  VACAVILLE CA PFA TAX ALLOCATION REDEVELOPMENT PROJECTS MBIA INSURED                  6.35     9/1/22     1,022,050
 3,275,000  VALLEJO CA WATER REVENUE WATER IMPROVEMENT PROJECT SERIES A FSA INSURED              5.70     5/1/16     3,445,267
 2,000,000  VENTURA COUNTY CA COP PUBLIC FACILITIES CORPORATION IV                               5.75    12/1/06     2,122,520
 2,000,000  VENTURA COUNTY CA COP PUBLIC FACILITIES CORPORATION IV                               5.75    12/1/07     2,114,400
 2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION TAX ALLOCATION REVENUE VISTA
            REDEVELOPMENT PROJECT AREA                                                           5.88     9/1/37     2,494,925
 1,135,000  WALNUT VALLEY CA USD SERIES C FGIC INSURED ESCROWED TO MATURITY                      5.75     8/1/15     1,175,395
 1,200,000  WESTMINSTER CA RDA MFMR ROSE GARDENS APARTMENTS PROJECT SERIES A                     6.50     8/1/10     1,214,376
 2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY  LEASE REVENUE WINDSOR CIVIC CENTER
            PROJECT SERIES A FSA INSURED                                                         5.38    10/1/18     2,458,947
 1,000,000  YOLO COUNTY CA HFA MORTGAGE REVENUE WALNUT PARK APARTMENTS FHA INSURED               7.20     8/1/33     1,043,660
 1,040,000  YOLO COUNTY CA LIBRARY SPECIAL TAX COMMUNITY FACILITIES DISTRICT 89-1                6.25    12/1/22     1,073,415
TOTAL CALIFORNIA                                                                                                   524,859,735
                                                                                                                   -----------

NEVADA - 1.65%
10,000,000  DIRECTOR STATE NV DEPARTMENT OF BUSINESS & INDUSTRY LAS VEGAS MONORAIL PROJECT
            FIRST TIER AMBAC INSURED                                                             5.38     1/1/40     9,769,600
                                                                                                                   -----------
OREGON - 0.40%
 2,500,000  KLAMATH FALLS OR ELECTRIC REVENUE                                                    6.00     1/1/25     2,367,675
                                                                                                                   -----------
PUERTO RICO - 0.83%
 4,700,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                      6.00     7/1/26     4,929,736
                                                                                                                   -----------
TEXAS - 0.51%
 3,000,000  AUSTIN TX IDR CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER PROJECT FIRST
            TIER SERIES A                                                                        6.70     1/1/32     3,046,290
                                                                                                                   -----------
TOTAL MUNICIPAL BONDS (COST $517,166,504)                                                                          544,973,036
                                                                                                                   -----------
CLOSED END MUTUAL FUNDS - 2.55%
SHARES

    64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST                                                     991,610
   314,300  MUNIYIELD CALIFORNIA FUND                                                                                4,459,917
   240,000  MUNIYIELD CALIFORNIA INSURED FUND                                                                        3,108,000
   182,500  MUNIYIELD CALIFORNIA INSURED FUND II                                                                     2,534,925
    45,000  PUTNAM CALIFORNIA INVESTMENT GRADE MUNICIPAL TRUST                                                         646,650

                                                                                               INTEREST  MATURITY
SHARES  SECURITY NAME                                                                            RATE      DATE         VALUE
CLOSED END MUTUAL FUNDS (continued)
    45,000  VAN KAMPEN CALIFORNIA MUNICIPAL INCOME TRUST                                                           $   397,350
   135,000  VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST                                                            2,065,500
    60,100  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                         927,944
TOTAL CLOSED END MUTUAL FUNDS (COST $14,112,903)                                                                    15,131,896
                                                                                                                   -----------

MUNICIPAL DEMAND NOTES - 2.02%

CALIFORNIA - 2.02%
PRINCIPAL
$10,000,000 METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C+/-               2.70     7/1/27    10,000,000
 2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C+/-               2.70     7/1/28     2,000,000
TOTAL MUNICIPAL DEMAND NOTES (COST $12,000,000)                                                                     12,000,000
                                                                                                                   -----------

SHORT-TERM INVESTMENTS - 2.20%
SHARES

 1,297,000  FEDERATED CALIFORNIA MUNICIPAL CASH TRUST                                            2.35                1,297,000
11,782,000  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST#                                  2.25               11,782,000
TOTAL SHORT-TERM INVESTMENTS (COST $13,079,000)                                                                     13,079,000
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES

(COST $556,358,407)*                            98.60%                                                            $585,183,932
OTHER ASSETS AND LIABILITIES, NET                1.40                                                                8,338,286
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $593,522,218
                                               ------                                                             ------------

+/-  VARIABLE RATE SECURITY.

F ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT DATE OF PURCHASE.

# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $556,712,766 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $29,216,288
   GROSS UNREALIZED DEPRECIATION                                     (745,122)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                    $28,471,166

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   COLORADO TAX-FREE FUND

                                                                                             INTEREST  MATURITY
PRINCIPAL    SECURITY NAME                                                                     RATE      DATE         VALUE
MUNICIPAL BONDS - 93.28%
COLORADO - 92.29%
 $1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J GO                                    5.50%   12/1/19   $ 1,293,050
  1,100,000  ADAMS COUNTY CO SCHOOL DISTRICT #12 GO                                              5.50   12/15/11     1,200,551
    205,000  ADAMS COUNTY CO SFMR SERIES A2                                                      8.70     6/1/12       211,947
  1,250,000  ARAPAHOE COUNTY CO UTILITIES REVENUE WATER & WASTEWATER AUTHORITY REVENUE           6.25    12/1/20     1,271,413
    500,000  ASPEN VALLEY HOSPITAL DISTRICT CO HOSPITAL REVENUE                                  6.80   10/15/24       523,630
    300,000  AURORA CO HFA MFHR MOUNTAINVIEW PLACE FHA INSURED                                   7.13     9/1/22       306,486
    990,000  BLACK HAWK CO BUSINESS IMPROVEMENTS DISTRICT SPECIAL ASSESSMENT REVENUE SERIES
             #97-I                                                                               6.00    12/1/09       992,574
    915,000  BLACK HAWK CO BUSINESS IMPROVEMENTS DISTRICT SPECIAL ASSESSMENT REVENUE SERIES
             #98-I                                                                               7.00    12/1/11       922,805
    100,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING                                    6.00     6/1/11        96,521
  1,000,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING                                    6.38     6/1/29       931,790
    500,000  CENTENNIAL 25 METROPOLITAN DISTRICT CO GO ARAPAHOE COUNTY                           6.38    12/1/16       507,440
  1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE                                  5.25     6/1/21     1,221,275
  1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE ACADEMY CHARTER SCHOOL PROJECT   6.25   12/15/12     1,030,150
  1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE ACADEMY CHARTER SCHOOL PROJECT   7.13   12/15/30     1,034,600
  3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE ALEXANDER DAWSON SCHOOL          5.30    2/15/29     3,696,224
    500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE CHARTER SCHOOL CORE KNOWLEDGE
             PROJECT                                                                             7.00    11/1/29       514,865
    600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE CHARTER SCHOOL RENAISSANCE
             SCHOOL PROJECT                                                                      6.75     6/1/29       608,208
  1,850,000  COLORADO HFA REVENUE SERIES C1                                                      6.27F   11/1/29       342,620
  7,870,000  COLORADO HFA SERIES 120+/-                                                          9.96    4/1/11      9,255,434
  1,225,000  COLORADO HFA SFMR SERIES A3                                                         6.50     5/1/16     1,315,332
    175,000  COLORADO HFA SFMR SERIES B2                                                         7.50    12/1/16       186,365
  1,000,000  COLORADO HFA SFMR SERIES B3                                                         6.55     8/1/33     1,107,410
  2,500,000  COLORADO HFA SFMR SERIES B3 ZIONS FIRST NATIONAL BANK LOC                           5.20     8/1/17     2,740,200
  1,240,000  COLORADO HFA SFMR SERIES C2                                                         7.45    12/1/16     1,321,741
    395,000  COLORADO HFA SFMR SERIES D1 REMARKETED 7/15/94                                      8.00    12/1/24       423,389
    880,000  COLORADO HFA SFMR SERIES D2                                                         7.10     6/1/14       949,995
    605,000  COLORADO HFA SFMR SERIES D2 REMARKETED 11/15/94                                     8.13     6/1/25       646,836
    415,000  COLORADO HFFA REVENUE NATIONAL JEWISH MEDICAL & RESEARCH CENTER                     5.00     1/1/08       400,396
  1,000,000  COLORADO HFFA REVENUE PARKVIEW MEDICAL CENTER PROJECT                               6.50     9/1/20       989,090
  1,250,000  COLORADO HFFA REVENUE SISTERS OF CHARITY SERIES A AMBAC INSURED                     6.25    5/15/11     1,434,650
  3,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.70    9/15/23     2,467,320
  1,500,000  COLORADO SPRINGS CO HOSPITAL REVENUE                                                6.38   12/15/30     1,544,955
  1,000,000  COLORADO SPRINGS CO UTILITIES REVENUE REFERENDUM SYSTEM SERIES A                    5.25   11/15/22     1,001,550
  1,250,000  COLORADO SPRINGS CO UTILITIES REVENUE SERIES A                                      5.38   11/15/26     1,250,250
  1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
             SERIES A                                                                            5.63     9/1/15     1,069,040
  1,810,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
             SERIES A                                                                            4.88     9/1/17     1,786,560
  1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
             SERIES A                                                                            5.00     9/1/19       989,340
  1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
             SERIES B                                                                            5.00     9/1/19       988,170
 20,000,000  DAWSON RIDGE CO METROPOLITAN DISTRICT #1 GO SERIES B ESCROWED TO MATURITY           6.10F   10/1/22     4,958,600

                                                                                            INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                                    RATE      DATE         VALUE
COLORADO (continued)
 $1,000,000  DENVER CO CITY & COUNTY 2000 WEST 3RD AVENUE PROPERTY PROJECT SERIES A
             AMBAC INSURED                                                                       5.13%   12/1/21    $  991,830
  1,000,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES A                                    5.00   11/15/25       946,070
  2,775,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES A MBIA INSURED                       5.50   11/15/25     2,813,406
  2,000,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES B                                    5.50   11/15/15     2,108,240
  2,500,000  DENVER CO CITY & COUNTY REVENUE HELEN G. BONFILS FOUNDATION PROJECT SERIES B        5.13    12/1/17     2,511,424
  1,000,000  DENVER CO GATEWAY CENTER METROPOLITAN DISTRICT                                      6.40    12/1/18       979,910
    300,000  DENVER CO HEALTH & HOSPITAL REVENUE SERIES A                                        5.20    12/1/12       276,195
  1,000,000  DENVER CO SALES TAX REVENUE SERIES A FSA INSURED                                    5.50     9/1/16     1,047,280
  2,000,000  DENVER CO SALES TAX REVENUE SERIES A FSA INSURED                                    5.50     9/1/17     2,082,020
  1,475,000  DOUGLAS COUNTY CO MFHR FHA PARKER HILLTOP PROJECT FHA INSURED                       5.35     8/1/18     1,466,755
  3,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CO REVENUE SERIES A MBIA INSURED                     4.75     9/1/23     2,749,470
  3,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CO REVENUE SERIES B MBIA INSURED                     5.22F    9/1/13     1,629,030
  2,500,000  EL PASO COUNTY CO GO SCHOOL DISTRICT #11 COLORADO SPRINGS                           7.10    12/1/17     3,101,200
  1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION AMBAC INSURED                               5.75    12/1/19     1,266,912
  1,390,000  GOLDEN CO SALES & USE TAX REVENUE SERIES B AMBAC INSURED                            5.25    12/1/14     1,445,392
  1,100,000  GOLDEN CO SALES & USE TAX REVENUE SERIES B AMBAC INSURED                            5.38    12/1/15     1,149,511
  1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT GO AMBAC INSURED                              5.75    12/1/19     1,224,403
  1,000,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 UTGO FSA INSURED                        6.50    6/15/11     1,163,490
  3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 GO MBIA INSURED                           6.50   12/15/11     3,515,340
  1,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 GO SERIES A FGIC INSURED                  5.00   12/15/17       996,650
    500,000  LA JUNTA CO HOSPITAL CO REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT          6.00     4/1/19       457,470
    500,000  LA JUNTA CO HOSPITAL CO REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT          6.10     4/1/24       451,650
  1,990,000  LARIMER COUNTY CO SFMR CAPITAL ACCUMULATOR A REMARKETED 2/15/94 ESCROWED
             TO MATURITY                                                                         5.50F    8/1/15       966,802
    745,000  LITTLE THOMPSON WATER DISTRICT CO WATER REVENUE FIRST LIEN JR MBIA INSURED          5.75    12/1/17       787,115
  2,000,000  METEX METROPOLITAN DISTRICT CO GO SERIES A                                          5.80    12/1/16     2,121,580
  1,210,000  MONTROSE COUNTY CO COP SERIES A                                                     6.40    12/1/12     1,281,656
    930,000  NORTHERN METROPOLITAN DISTRICT CO REVENUE ADAMS COUNTY                              6.50    12/1/16       937,124
    315,000  PUEBLO CO COP PUBLIC PARKING-LEASE PURCHASE & SUBLEASE                              6.90     7/1/15       331,796
  1,500,000  SAN MIGUEL COUNTY CO HFA MFHR TELLURIDE VILLAGE APARTMENTS PROJECT                  6.40     7/1/23     1,604,775
  1,110,000  SUMMIT COUNTY CO SCHOOL DISTRICT GO SUMMIT PROJECT FSA INSURED                      5.75    12/1/14     1,207,991
    600,000  SUMMIT COUNTY CO SPORTS FACILITIES REVENUE KEYSTONE RESORTS MANAGEMENT PROJECT
             GUARANTEED BY RALSTON PURINA CORPORATION                                            7.38     9/1/10       670,266
                                                                                                                    97,815,525
                                                                                                                    ----------
PUERTO RICO - 0.99%
 1,000,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                      6.00     7/1/26     1,048,880
                                                                                                                    ----------
Total Municipal Bonds (Cost $95,184,147)                                                                            98,864,405
                                                                                                                    ----------

MUNICIPAL DEMAND NOTES - 4.06%
COLORADO - 4.06%
 3,300,000  COLORADO HFA MFHR WINDRIDGE APARTMENTS PROJECT COLLATERALIZED BY FNMA+/-             2.75    2/15/28     3,300,000
 1,000,000  DOUGLAS COUNTY CO MFHR AUTUMN CHASE PROJECT+/-                                       2.75    12/1/29     1,000,000
Total Municipal Demand Notes (Cost $4,300,000)                                                                       4,300,000
                                                                                                                    ----------

                                                                                            INTEREST
SHARE       SECURITY NAME                                                                    RATE                    VALUE
CLOSED END MUTUAL FUNDS - 2.90%
     8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                     $  117,946
    50,096  DREYFUS MUNICIPAL INCOME FUND                                                                              439,341
    27,791  DREYFUS STRATEGIC MUNICIPAL FUND                                                                           250,119
    49,351  DREYFUS STRATEGIC MUNICIPALS FUND                                                                          459,458
     1,170  EATON VANCE MUNICIPAL INCOME TRUST                                                                          14,941
    17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                      225,400
    15,188  MUNICIPAL PARTNERS FUND                                                                                    190,761
    15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                   235,380
    25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                  373,493
    18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                       255,646
    12,543  SELIGMAN SELECT MUNICIPAL FUND                                                                             127,939
     7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                108,114
     8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                             103,871
    12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                           175,788
Total Closed End Mutual Funds (Cost $2,685,767)                                                                      3,078,197
                                                                                                                    ----------

Shares

SHORT-TERM INVESTMENTS - 2.11%

 1,671,000  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND #                      2.97                1,671,000
   571,730  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST #                                   2.84                  571,730
Total Short-Term Investments (Cost $2,242,730)                                                                       2,242,730
                                                                                                                    ----------

TOTAL INVESTMENTS IN SECURITIES

(COST $104,412,644)*                           102.35%                                                            $108,485,332
OTHER ASSETS AND LIABILITIES, NET               (2.35)                                                              (2,495,504)
                                               ------                                                              -----------
Total Net Assets                               100.00%                                                            $105,989,828
                                               ------                                                              -----------

+/-  VARIABLE RATE SECURITY.
# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
F ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT DATE OF PURCHASE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $105,432,597 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $ 4,118,890
   GROSS UNREALIZED DEPRECIATION                                   (1,066,155)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $ 3,052,735

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   MINNESOTA INTERMEDIATE TAX-FREE FUND

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MUNICIPAL BONDS - 90.98%
MINNESOTA - 90.98%
$  500,000  ALBERT LEA MN INDEPENDENT SCHOOL DISTRICT #241 GO SCHOOL DISTRICT CREDIT PROGRAM
            MBIA INSURED                                                                         4.80%    2/1/16    $  489,810
   500,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                           6.00     2/1/04       521,030
   250,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                           6.15     2/1/06       261,090
   250,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                           6.20     2/1/07       261,283
 2,000,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 GO SCHOOL DISTRICT CREDIT
            ENHANCEMENT PROGRAM A                                                                5.00     2/1/14     2,028,840
   650,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL HOUSING GROSS REVENUE
            COURTYARD RESIDENCE PROJECT SERIES A                                                 7.15     1/1/20       662,831
 1,500,000  BEMIDJI MN HOSPITAL FACILITIES FIRST MORTGAGE REVENUE NORTH COUNTRY HEALTH SERVICES
            PROJECT SERIES 1991 A PREREFUNDED 9/1/01 @ 102                                       7.00     9/1/11     1,540,890
 2,000,000  BEMIDJI MN INDEPENDENT SCHOOL DISTRICT #31 GO FSA INSURED                            5.00     4/1/19     1,967,500
   160,000  BLAINE MN IDR BALL CORPORATION PROJECT                                               7.13    12/1/04       178,328
 3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO SERIES B                          5.00     2/1/16     3,014,430
 4,025,000  BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF AMERICA PROJECT SERIES A
            FSA INSURED                                                                          5.35     2/1/13     4,126,550
 1,000,000  BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF AMERICA PROJECT SERIES A
            FSA INSURED                                                                          5.00     2/1/13     1,017,010
   110,000  BLOOMINGTON MN PORT AUTHORITY TAX REVENUE MALL OF AMERICA PROJECT SERIES A
            FSA INSURED                                                                          5.45     2/1/09       110,242
   290,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING GO PREREFUNDED 2/1/05 @ 100                 9.75     2/1/08       348,896
 2,195,000  BRECKENRIDGE MN HFFA REVENUE CATHOLIC HEALTH CORPORATION MBIA INSURED                5.00   11/15/05     2,303,126
 1,250,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES B CROSSOVER REFUNDING
            2/1/00 @ 100                                                                         5.75     2/1/07     1,348,438
 1,000,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES B CROSSOVER REFUNDING
            2/1/00 @ 100                                                                         5.75     2/1/09     1,078,750
   545,000  CLAY COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASING REVENUE                     5.50     2/1/22       546,581
   270,000  COON RAPIDS MN SFMR                                                                  6.15     9/1/09       275,108
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT MN HFFA GROSS REVENUE SERIES A                        5.75     6/1/14       865,650
 1,190,000  DETROIT LAKES MN HFFA REVENUE BENEDICTINE HEALTH SYSTEMS ST. MARY SERIES G
            CONNIE LEE INSURED                                                                   6.00    2/15/12     1,265,184
   635,000  DULUTH MN EDA HFFA REVENUE BENEDICTINE HEALTH SYSTEM ST. MARY SERIES A
            MBIA INSURED                                                                         5.55    2/15/04       667,315
   690,000  DULUTH MN EDA HFFA REVENUE BENEDICTINE HEALTH SYSTEM ST. MARY SERIES A
            MBIA INSURED                                                                         5.65    2/15/05       724,031
   465,000  DULUTH MN EDA HFFA REVENUE BENEDICTINE HEALTH SYSTEM ST. MARY SERIES A
            MBIA INSURED                                                                         5.75    2/15/06       487,376
   500,000  DULUTH MN EDA HFFA REVENUE ST. LUKE'S HOSPITAL OF DULUTH SERIES B
            CONNIE LEE INSURED                                                                   6.45     5/1/05       520,455
   500,000  DULUTH MN EDA HFFA REVENUE ST. LUKE'S HOSPITAL OF DULUTH SERIES B
            CONNIE LEE INSURED                                                                   6.40     5/1/18       516,110
   255,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                 6.00     2/1/18       252,083
   155,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                 5.90     2/1/15       154,933
   165,000  EDEN PRAIRIE MN HOUSING & REDEVELOPMENT AUTHORITY LEASING REVENUE COMMUNITY
            CENTER PROJECT SERIES A                                                              6.15     8/1/08       167,924
 1,000,000  FERGUS FALLS MN HFFA REVENUE LAKE REGION HOSPITAL CORPORATION PROJECT SERIES A       6.50     9/1/18       985,660
   700,000  GLENCOE MN HEALTH CARE REVENUE GLENCOE REGIONAL HEALTH SERVICES PROJECT              7.20     4/1/16       699,258
   700,000  GLENCOE MN HOSPITAL REVENUE                                                          6.63     4/1/11       776,069
 1,000,000  HENNEPIN COUNTY MN LEASE REVENUE COP                                                 5.38   11/15/12     1,045,420

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MUNICIPAL BONDS (continued)
$  260,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A PREREFUNDED 11/15/01 @ 100             6.15%   5/15/02    $  263,364
   310,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A PREREFUNDED 11/15/01 @ 100             6.25   11/15/03       314,126
   135,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A PREREFUNDED 11/15/01 @ 100             6.45    5/15/05       136,898
   300,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A PREREFUNDED 11/15/01 @ 100             6.45   11/15/05       304,218
   145,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A PREREFUNDED 11/15/01 @ 100             6.55    5/15/06       147,092
 1,000,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A PREREFUNDED 11/15/01 @ 100             6.80    5/15/17     1,015,360
   115,000  LAKE CITY MN UTILITIES REVENUE SERIES A                                              4.00     2/1/02       115,668
 1,080,000  LINO LAKES MN EDA LEASING REVENUE SERIES A                                           5.25     2/1/16     1,042,600
 1,700,000  MANKATO MN HFFA IMMANUEL ST. JOSEPH'S HOSPITAL PROJECT SERIES A PREREFUNDED
            8/1/02 @ 102                                                                         6.30     8/1/22     1,797,631
    50,000  MANKATO MN HFFA IMMANUEL ST. JOSEPH'S HOSPITAL PROJECT SERIES C PREREFUNDED
            8/1/02 @ 102                                                                         6.10     8/1/05        52,737
   315,000  MANKATO MN HFFA IMMANUEL ST. JOSEPH'S HOSPITAL PROJECT SERIES C UNREFUNDED BALANCE   6.10     8/1/05       328,447
    60,000  MANKATO MN HFFA IMMANUEL ST. JOSEPH'S HOSPITAL PROJECT SERIES C PREREFUNDED
            8/1/02 @ 102                                                                         6.15     8/1/06        63,317
   390,000  MANKATO MN HFFA IMMANUEL ST. JOSEPH'S HOSPITAL PROJECT SERIES C UNREFUNDED BALANCE   6.15     8/1/06       406,130
 1,450,000  MANKATO MN INDEPENDENT SCHOOL DISTRICT #77 GO SERIES A FSA INSURED CROSSOVER
            REFUNDING 2/1/02 @ 100                                                               6.35     2/1/13     1,479,812
   300,000  MANKATO MN NURSING HOME REVENUE MANKATO LUTHERAN HOME PROJECT SERIES A
            COLLATERALIZED BY USG PREREFUNDED 10/1/01 @ 102                                      8.00    10/1/11       309,753
   550,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE SYSTEM
            HEALTHONE OBLIGATED GROUP PROJECT SERIES A MBIA INSURED                              7.38    8/15/02       563,189
 2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE
            SERIES B AMBAC INSURED                                                               5.25     1/1/13     2,053,800
 3,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE
            SERIES B FGIC INSURED                                                                5.50     1/1/11     3,181,260
 1,860,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE
            SERIES C FGIC INSURED                                                                5.25     1/1/21     1,864,129
 3,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE
            SERIES D FGIC INSURED                                                                5.25     1/1/11     3,137,010
 2,815,000  MINNEAPOLIS MN GO SALES TAX                                                          6.05     4/1/04     2,940,098
 1,325,000  MINNEAPOLIS MN GO TAX INCREMENTAL FINANCING SERIES E                                 5.00     3/1/22     1,303,111
   430,000  MINNEAPOLIS MN HFFA REVENUE ABBOTT NORTHWESTERN HOSPITAL INCORPORATED
            COLLATERALIZED BY USG                                                                6.50    12/1/06       462,267
 1,225,000  MINNEAPOLIS MN MFHR CHURCHILL PROJECT FHA INSURED                                    6.95    10/1/05     1,254,731
   575,000  MINNEAPOLIS MN REVENUE WALKER METHODIST SENIOR SERVICES SERIES A                     5.50   11/15/12       517,655
   310,000  MINNEAPOLIS MN REVENUE WALKER METHODIST SERVICES SERIES A                            5.88   11/15/18       272,115
 2,200,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT #1 COP EDUCATION REVENUE MBIA INSURED         5.40     2/1/20     2,230,228
 1,620,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT #1 CTFS PARTNERSHIP                           5.50     2/1/21     1,650,067
 1,010,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT #1 UNLIMITED GO PREREFUNDED 2/1/03 @ 100      5.75     2/1/09     1,050,511
   960,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT COP SERIES A MBIA INSURED                     5.38     2/1/17       976,848
 2,250,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE REVENUE
            FAIRVIEW HOSPITAL SERIES A MBIA INSURED                                              5.50   11/15/17     2,312,144
 2,025,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM REVENUE
            SERIES A                                                                             5.88   11/15/10     2,140,688
 1,000,000  MINNESOTA HEFA COLLEGE AT ST. BENEDICT SERIES 4T                                     5.13     3/1/13       983,130
 1,670,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                                                                    7.25    10/1/11     1,737,852

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MUNICIPAL BONDS (continued)
$1,500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                                                                    7.25%   11/1/16   $ 1,527,045
 1,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR                                      5.00     3/1/16     1,003,360
 1,000,000  MINNESOTA STATE GO                                                                   5.00    11/1/17     1,003,640
 1,000,000  MINNESOTA STATE HEFA REVENUE CARLETON COLLEGE SERIES 4N                              5.00    11/1/18       991,920
   130,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K COLLATERALIZED BY USG      6.30     6/1/02       134,150
   270,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K COLLATERALIZED BY
            USG PREREFUNDED 6/1/02 @ 100                                                         6.40     6/1/03       278,737
   240,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K COLLATERALIZED BY
            USG PREREFUNDED 6/1/02 @ 100                                                         6.50     6/1/04       247,985
   250,000  MINNESOTA STATE HEFA REVENUE HAMLINE UNIVERSITY SERIES 3K COLLATERALIZED BY
            USG PREREFUNDED 6/1/02 @ 100                                                         6.60     6/1/07       258,543
   430,000  MINNESOTA STATE HEFA REVENUE MACALESTER COLLEGE SERIES 3J                            6.10     3/1/05       439,684
   700,000  MINNESOTA STATE HEFA REVENUE MACALESTER COLLEGE SERIES 4C                            5.55     3/1/16       713,139
   500,000  MINNESOTA STATE HEFA REVENUE SERIES 5                                                5.25    10/1/26       491,035
   150,000  MINNESOTA STATE HEFA REVENUE ST. MARY'S COLLEGE SERIES 3Q                            5.70    10/1/03       156,161
   280,000  MINNESOTA STATE HEFA REVENUE ST. MARY'S COLLEGE SERIES 3Q                            5.80    10/1/04       293,062
   295,000  MINNESOTA STATE HEFA REVENUE ST. MARY'S COLLEGE SERIES 3Q                            5.90    10/1/05       308,024
   340,000  MINNESOTA STATE HEFA REVENUE ST. MARY'S COLLEGE SERIES 3Q                            6.00    10/1/08       352,315
   470,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE                                      6.25     2/1/20       470,277
 1,405,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D MBIA INSURED                     5.80     8/1/11     1,463,729
   595,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D MBIA INSURED                     5.90     8/1/15       611,119
 2,795,000  MINNESOTA STATE HFA SFMR                                                             5.88     1/1/17     2,917,168
 1,000,000  MINNESOTA STATE HFA SFMR SERIES D AMBAC INSURED                                      5.80     7/1/21     1,022,560
   155,000  MINNESOTA STATE HFA SFMR SERIES D2 REMARKETED 3/24/93                                5.60     1/1/06       162,173
    40,000  MINNESOTA STATE HFA SFMR SERIES K                                                    5.50     1/1/03        41,146
 1,580,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES A                           6.10     2/1/02     1,611,837
 1,000,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES A                           6.30     2/1/04     1,020,920
 1,000,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES B                           5.65     2/1/10     1,072,670
   505,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE SERIES A            5.20    12/1/09       491,229
   500,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE SERIES A            5.30    12/1/10       484,490
   725,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                                                                     5.40    12/1/11       700,321
   500,000  MOORHEAD MN PUBLIC UTILITIES REVENUE SERIES A MBIA INSURED CROSSOVER REFUNDING
            11/1/02 @ 100                                                                        5.75    11/1/03       517,220
 1,770,000  MOORHEAD MN RESIDENTIAL MORTGAGE REVENUE                                             7.10     8/1/11     2,016,384
 1,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 GO SERIES A                          5.38     2/1/19     1,062,214
 1,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE FSA INSURED        5.40     1/1/15     1,038,250
 1,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE FSA INSURED        5.30     1/1/21     1,007,620
 1,500,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE SERIES B
            AMBAC INSURED                                                                        5.50     1/1/18     1,521,435
 1,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE SERIES B
            AMBAC INSURED                                                                        4.75     1/1/20       937,100
   400,000  NORTHFIELD MN EDUCATIONAL FACILITIES REVENUE ST. OLAF COLLEGE PROJECT                6.05    10/1/04       421,220
   500,000  PINE RIVER MN HFFA REVENUE EVAN LUTHERAN GOOD SAMARITAN PROJECT                      6.40     8/1/15       513,955
   990,000  RED WING MN PCR NORTHERN STATES POWER COMPANY MBIA-IBC INSURED                       5.70     5/1/03       998,306
 1,095,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                   5.60     2/1/18     1,137,694

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MUNICIPAL BONDS (continued)
$1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                   5.63%    2/1/20   $ 1,035,830
 2,285,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION/ MAYO MEDICAL CENTER SERIES I              5.80   11/15/07     2,502,280
 1,185,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I               5.88   11/15/08     1,305,799
 1,650,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I               5.90   11/15/09     1,824,207
 1,600,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I               5.90   11/15/10     1,771,024
 2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196GO CAPITAL APPRECIATION SERIES A        5.50F    4/1/09     1,402,360
 3,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO CAPITAL APPRECIATION SERIES A       5.55F    4/1/10     1,992,300
 2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO CAPITAL APPRECIATION SERIES A       5.60F    4/1/11     1,256,720
 2,100,000  SEAWAY PORT AUTHORITY DULUTH MN INDUSTRIAL DEVELOPMENT DOCK & WHARF CARGIL
            INCORPORATED REVENUE SERIES B                                                        6.80     5/1/12     2,192,253
 2,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES A       5.00     1/1/12     2,022,400
 1,905,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES A
            AMBAC-TCRS INSURED                                                                   5.00     1/1/09     1,966,611
   545,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES A
            REFUNDED BALANCE ESCROWED TO MATURITY                                                5.50     1/1/03       563,933
   955,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES A
            UNREFUNDED BALANCE                                                                   5.50     1/1/03       986,181
 1,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES B
            UNREFUNDED BALANCE                                                                   5.80     1/1/07     1,042,970
 1,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE SERIES B
            UNREFUNDED BALANCE FGIC-TCRS INSURED                                                 5.80     1/1/07     1,045,040
 4,790,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE
            CAPITAL APPRECIATION SERIES A MBIA INSURED                                           5.07F    1/1/20     1,786,910
   125,000  SPRING PARK MN HFFA REVENUE TWIN BIRCH HEALTH CARE CENTER PROJECT                    8.00     8/1/01       125,558
   135,000  SPRING PARK MN HFFA REVENUE TWIN BIRCH HEALTH CARE CENTER PROJECT                    8.10     8/1/02       138,314
   145,000  SPRING PARK MN HFFA REVENUE TWIN BIRCH HEALTH CARE CENTER PROJECT                    8.10     8/1/03       148,560
   170,000  ST. ANTHONY MN MFHR AUTUMN WOODS PROJECT ASSET GUARANTY INSURANCE COMPANY            6.25     7/1/01       170,024
   180,000  ST. ANTHONY MN MFHR AUTUMN WOODS PROJECT ASSET GUARANTY INSURANCE COMPANY            6.40     7/1/02       184,642
   190,000  ST. ANTHONY MN MFHR AUTUMN WOODS PROJECT ASSET GUARANTY INSURANCE COMPANY            6.50     7/1/03       197,826
   175,000  ST. ANTHONY MN MFHR AUTUMN WOODS PROJECT ASSET GUARANTY INSURANCE COMPANY            6.60     7/1/04       181,902
   180,000  ST. CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                          5.20    12/1/05       187,780
   185,000  ST. CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                          5.30    12/1/06       192,448
 2,000,000  ST. CLOUD MN GO INVERSE FLOATERS CROSSOVER REFUNDING 2/1/02 @ 100                    8.95     8/1/13     2,037,500
   375,000  ST. CLOUD MN HEALTH CARE REVENUE ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
            FSA INSURED                                                                          5.75     5/1/26       390,949
 1,725,000  ST. CLOUD MN HEALTH CARE REVENUE ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
            FSA INSURED                                                                          5.38     5/1/11     1,853,754
 1,335,000  ST. CLOUD MN HFFA REVENUE ST. CLOUD HOSPITAL SERIES A FSA INSURED                    5.75     5/1/10     1,471,878
   405,000  ST. LOUIS PARK MN COMMERCIAL DEVELOPMENT REVENUE G & N LP PROJECT                    7.00     6/1/06       406,916
 2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 GO                                5.45     2/1/13     2,127,506
 2,525,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRIBUTION COOLING REVENUE SERIES C  8.00     3/1/12     2,597,037
 1,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE REVENUE REGIONS
            HOSPITAL PROJECT                                                                     5.25    5/15/18       892,720
 1,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE REVENUE REGIONS
            HOSPITAL PROJECT                                                                     5.30    5/15/28       860,800
   400,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEATING REVENUE COGENERATION
            FACILITIES PROJECT                                                                   8.30    11/1/04       401,576

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MUNICIPAL BONDS (continued)
$  345,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY SFMR FNMA MORTGAGE BACKED
            SECURITIES PROGRAM FNMA INSURED                                                      6.25%    9/1/14    $  364,672
   170,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            5.70     2/1/02       172,916
   195,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            5.90     2/1/04       201,963
   215,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.10     2/1/06       223,424
   230,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.20     2/1/07       239,363
   245,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.25     2/1/08       255,354
   260,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.30     2/1/09       271,188
 1,050,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 GO SERIES B                             5.70     2/1/09     1,099,424
   580,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 GO SERIES B                             5.80     2/1/11       618,756
 1,000,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     7/1/11     1,104,910
   500,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     7/1/13       552,105
 1,795,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     7/1/17     1,962,886
 1,000,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     7/1/18     1,091,250
 3,750,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.50     7/1/21     3,965,812
   180,000  VADNAIS HEIGHTS MN SFMR                                                              5.25    11/1/02       181,404
   235,000  WACONIA MN GO                                                                        6.00     6/1/06       245,199
 1,000,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY JAIL FACILITIES REVENUE
            PREREFUNDED 2/1/02 @ 100                                                             7.00     2/1/06     1,025,100
   940,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY JAIL FACILITIES REVENUE
            PREREFUNDED 2/1/02 @ 100                                                             7.00     2/1/07       963,594
   360,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/1/02 @ 100          6.60    12/1/02       378,058
   380,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/1/02 @ 100          6.75    12/1/03       399,847
   410,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/1/02 @ 100          6.90    12/1/04       432,263
   435,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/1/02 @ 100          7.00    12/1/05       459,221
   465,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE
            INDEPENDENT SCHOOL DISTRICT #833 SOUTH WASHINGTON PREREFUNDED 12/1/02 @ 100          7.00    12/1/06       490,891
 1,000,000  WAYZATA MN INDEPENDENT SCHOOL DISTRICT #284 GO SERIES B                              5.85     2/1/10     1,057,140
 1,450,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY  POWER REVENUE SERIES A                     6.13     1/1/16     1,451,146
 1,360,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC REVENUE SERIES A AMBAC INSURED     5.50     1/1/12     1,449,080
 3,175,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY REVENUE SERIES A ESCROWED TO MATURITY       6.38     1/1/16     3,541,840
   225,000  WRIGHT COUNTY MN GO SERIES B                                                         5.80    2/1/04        232,922
Total Municipal Bonds (Cost $159,005,060)                                                                          164,752,260
                                                                                                                   -----------

MUNICIPAL DEMAND NOTES - 2.54%
MINNESOTA - 2.54%
 1,000,000  COHASSET MN PCR REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES D+/-          3.50    12/1/07     1,000,000
 2,300,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES A+/-        3.50     6/1/20     2,300,000
   100,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES C+/-        3.50     6/1/13       100,000
 1,100,000  COTTAGE GROVE MN ENVIRONMENTAL CONTROL REVENUE MINNESOTA MINING &
            MANUFACTURING PROJECT+/-                                                             3.29     8/1/12     1,100,000
   100,000  ST. LOUIS PARK MN IDR UNICARE HOME INCORPORATED PROJECT+/-                           3.20     8/1/14       100,000
Total Municipal Demand Notes (Cost $4,600,000)                                                                       4,600,000
                                                                                                                   -----------

                                                                                               INTEREST
SHARES      SECURITY NAME                                                                        RATE          VALUE
SHORT-TERM INVESTMENTS - 1.61%
2,924,114  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND #                       2.97              $ 2,924,114
                                                                                                                   -----------
Total Short-Term Investments (Cost $2,924,114)                                                                       2,924,114
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES

(COST $166,529,174)*                            95.13%                                                            $172,276,374
OTHER ASSETS AND LIABILITIES NET                 4.87                                                                8,816,041
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                            $181,092,415
                                               ------                                                              -----------

+/-  VARIABLE RATE SECURITY

# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
F ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT DATE OF PURCHASE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $166,750,646 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $6,156,243
   GROSS UNREALIZED DEPRECIATION                                     (630,515)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                     $5,525,728

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   MINNESOTA TAX-FREE FUND

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MMUNICIPAL BONDS - 96.29%
MINNESOTA - 96.29%
$  500,000  ALBERT LEA MN INDEPENDENT SCHOOL DISTRICT #241 GO SCHOOL DISTRICT CREDIT PROGRAM
            MBIA INSURED                                                                         4.80%    2/1/16    $  489,810
 1,500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL HOUSING GROSS REVENUE
            STATE AGENCY HOUSING REVENUE COURTYARD RESIDENCE PROJECT SERIES A                    7.25     1/1/32     1,529,490
 1,000,000  BEMIDJI MN HOSPITAL FACILITIES FIRST MORTGAGE REVENUE NORTH COUNTRY HEALTH SERVICES
            PROJECT                                                                              5.63     9/1/21       979,260
   200,000  BEMIDJI MN HOSPITAL FACILITIES FIRST MORTGAGE REVENUE NORTH COUNTRY HEALTH SERVICES
            PROJECT SERIES 1991 A PREREFUNDED 9/1/01 @ 102                                       7.00     9/1/11       205,452
 2,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT # 271 GO SERIES B SCHOOL DISTRICT CREDIT
            PROGRAM SUPPORT                                                                      5.00     2/1/20     1,980,800
   100,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING REVENUE GO                                  9.70     2/1/04       115,140
   210,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING REVENUE GO PREREFUNDED 2/1/05@100           9.75     2/1/07       252,649
 2,530,000  BURNSVILLE MN HOSPITAL SYSTEM REVENUE FAIRVIEW COMMUNITY HOSPITALS ESCROWED
            TO MATURITY                                                                          5.58F    5/1/12     1,305,708
   750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES A                               5.70     2/1/17       787,125
   500,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO STATE CREDIT ENHANCEMENT PROGRAM
            SERIES B CROSSOVER REFUNDING                                                         6.00     2/1/13       544,585
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT MN HEALTH FACILITIES GROSS REVENUE SERIES A           6.00     6/1/19       856,010
 1,395,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR COLLATERALIZED
            BY GNMA                                                                              7.38    12/1/29     1,487,405
   250,000  DULUTH MN EDA HEALTH CARE REVENUE BSM PROPERTIES INCORPORATED PROJECT SERIES A       5.63    12/1/18       208,423
   975,000  DULUTH MN EDA HEALTH CARE REVENUE BSM PROPERTIES INCORPORATED PROJECT SERIES A       5.88    12/1/28       793,650
   500,000  DULUTH MN EDA HOSPITAL FACILITIES REVENUE ST. LUKE'S HOSPITAL OF DULUTH SERIES B
            CONNIE LEE INSURED                                                                   6.40     5/1/18       516,110
   300,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                 6.10     2/1/21       296,604
 1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERIES A MBIA INSURED                 5.00     2/1/18       992,160
   500,000  GLENCOE MN HEALTH CARE FACILITIES REVENUE GLENCOE REGIONAL HEALTH SERVICES PROJECT   6.40    12/1/15       558,545
   600,000  GLENCOE MN HEALTH CARE FACILITIES REVENUE GLENCOE REGIONAL HEALTH SERVICES PROJECT   7.40     4/1/21       599,280
   585,000  GLENCOE MN HEALTH CARE REVENUE                                                       7.50     4/1/31       584,204
   690,000  GLENCOE MN HOSPITAL REVENUE                                                          6.63     4/1/11       764,982
 1,075,000  HIBBING MN HEALTH CARE FACILITIES REVENUE DULUTH CLINIC LIMITED FSA INSURED
            PREREFUNDED 11/1/13 @ 100                                                            5.50    11/1/16     1,158,936
   500,000  LINO LAKES MN EDA LEASING REVENUE SERIES A                                           5.35     2/1/19       476,430
   800,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE IMMANUEL ST. JOSEPH'S PROJECT
            SERIES A PREREFUNDED 8/1/02 @ 102                                                    6.30     8/1/22       845,944
   500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE SYSTEM
            GROUP HEALTH PLAN INCORPORATED PROJECT                                               6.75    12/1/13       509,300
 2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE SERIES A
            AMBAC INSURED                                                                        5.00     1/1/22     1,945,000
 3,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMUNITY AIRPORT REVENUE SERIES C
            FGIC INSURED                                                                         5.25     1/1/21     3,006,660
   500,000  MINNEAPOLIS MN HFFA REVENUE EBENEZER SOCIETY PROJECT SERIES A                        7.20     7/1/23       480,840
 1,000,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT COP SERIES A MBIA INSURED                     5.38     2/1/17     1,017,550
   750,000  MINNEAPOLIS MN WALKER METHODIST SERVICES SERIES A                                    5.88   11/15/18       658,343
   570,000  MINNEAPOLIS MN WALKER METHODIST SERVICES SERIES A                                    6.00   11/15/28       488,045
 3,000,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED                                                       5.50   11/15/17     3,082,860
 2,000,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE REVENUE SERIES A      6.38   11/15/22     2,093,340

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MMUNICIPAL BONDS (continued)
$1,070,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                                                                    7.25%   10/1/11   $ 1,113,474
 1,500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                                                                    7.50    11/1/25     1,520,340
 1,000,000  MINNESOTA STATE GO                                                                   5.00    11/1/17     1,003,640
   365,000  MINNESOTA STATE HEFA REVENUE COLLEGE OF ST. BENEDICT SERIES 3W PREREFUNDED
            3/1/04 @ 100                                                                         6.00     3/1/07       388,064
   135,000  MINNESOTA STATE HEFA REVENUE COLLEGE OF ST. BENEDICT SERIES 3W UNREFUNDED BALANCE    6.00     3/1/07       140,346
 2,000,000  MINNESOTA STATE HEFA REVENUE COLLEGE AT ST. BENEDICT SERIES 4T                       5.35     3/1/20     1,935,640
   600,000  MINNESOTA STATE HEFA REVENUE NORTHWEST COLLEGE SERIES 4Z                             5.20    10/1/13       590,556
   895,000  MINNESOTA STATE HEFA REVENUE ST. MARY'S UNIVERSITY SERIES 5E                         6.75     3/1/19       949,398
   310,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE                                      6.25     2/1/20       310,183
   550,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE SERIES A                             6.85     2/1/07       568,656
    50,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE SERIES A                             6.90     8/1/12        51,519
   450,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES B                                  6.25     8/1/22       450,243
   950,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D MBIA INSURED                     5.80     8/1/11       989,710
   395,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D MBIA INSURED                     5.90     8/1/15       405,701
   860,000  MINNESOTA STATE HFA SFMR REMARKETED 8/12/92                                          6.25     1/1/15       889,851
   250,000  MINNESOTA STATE HFA SFMR SERIES A                                                    5.75     7/1/18       256,443
 1,500,000  MINNESOTA STATE HFA SFMR SERIES A                                                    5.85     7/1/20     1,542,030
 2,000,000  MINNESOTA STATE HFA SFMR SERIES D AMBAC INSURED                                      5.80     7/1/21     2,045,120
 1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO STATE CREDIT ENHANCEMENT
            PROGRAM SERIES B                                                                     5.75     2/1/22     1,713,030
   825,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                                                                     5.45    12/1/12       789,797
   500,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                                                                     5.75    12/1/19       511,695
 1,000,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 GO SERIES A                         5.38     2/1/19     1,021,360
   560,000  MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY LEASE REVENUE NORTHEAST
            SERVICE COOPERATIVE PROJECT SERIES A                                                 6.25    10/1/19       567,493
 1,000,000  NEW HOPE MN HOUSING & HEALTH CARE FACILITIES REVENUE MINNESOTA MASONIC HOME
            NORTH RIDGE                                                                          5.90     3/1/19       881,950
 1,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE FSA INSURED        5.40     1/1/15     1,038,250
 1,020,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM REVENUE SERIES B
            AMBAC INSURED                                                                        4.75     1/1/20       955,842
   115,000  RED WING MN HFFA REVENUE RIVER REGION OBLIGATED GROUP SERIES 1993 B                  6.35     9/1/07       126,395
   300,000  ROBBINSDALE MN EDA HOUSING DEVELOPMENT GROSS REVENUE SENIOR HOUSING PROJECT
            SERIES A                                                                             6.63     1/1/19       291,984
 1,100,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                   5.60     2/1/18     1,142,889
 1,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                   5.63     2/1/20     1,968,077
 1,000,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER SERIES F               6.25   11/15/21     1,035,340
 1,000,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION PROJECT SERIES A                           5.50   11/15/27     1,006,980
 2,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE
            MBIA INSURED                                                                         5.04F    1/1/21       704,700
   400,000  ST. CLOUD MN COP                                                                     5.90    12/1/17       407,220
 4,000,000  ST. CLOUD MN HEALTH CARE REVENUE ST. CLOUD HOSPITAL OBLIGATION GROUP PROJECT
            SERIES A FSA INSURED                                                                 5.75     5/1/26     4,170,120

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MMUNICIPAL BONDS (continued)
$2,500,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY COMMERCIAL DEVELOPMENT REVENUE
            ST. PAUL ACADEMY & SUMMIT SCHOOL PROJECT                                             5.50%   10/1/24   $ 2,503,050
   330,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY SFMR FNMA MORTGAGE BACKED
            SECURITIES PROGRAM MANDATORY REDEMPTION 3/1/07 @ 100                                 6.25     9/1/14       348,817
 1,000,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.75     7/1/17     1,093,530
 5,535,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                      5.50     7/1/21     5,853,539
   180,000  VADNAIS HEIGHTS MN SFMR                                                              6.00    11/1/09       185,891
   245,000  WACONIA MN GO                                                                        6.00     6/1/07       255,633
   500,000  WACONIA MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE THE EVANGELICAL LUTHERAN
            PROJECT SERIES A                                                                     5.85     6/1/06       516,775
Total Municipal Bonds (Cost $73,904,949)                                                                            75,851,911
                                                                                                                   -----------


MUNICIPAL DEMAND NOTES - 0.13%
MINNESOTA - 0.13%
   100,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES A
            ABN AMRO BANK NV LOC+/-(COST $100,000)                                               3.50     6/1/20       100,000
                                                                                                                   -----------
SHORT-TERM INVESTMENTS - 1.32%

Shares
 1,039,167  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND #
            (COST $1,039,167)                                                                    2.97                1,039,167
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES

(COST $75,044,116)*                             97.74%                                                             $76,991,078
OTHER ASSETS AND LIABILITIES, NET                2.26                                                                1,783,871
                                               ------                                                              -----------
Total Net Assets                               100.00%                                                             $78,774,949
                                               ------                                                              -----------


+/-  VARIABLE RATE SECURITY.
F ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT DATE OF PURCHASE.
# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $75,312,355 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $2,392,452
   GROSS UNREALIZED DEPRECIATION                                     (713,729)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                     $1,678,723

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   NATIONAL LIMITED TERM TAX-FREE FUND

                                                                                               INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE      DATE         VALUE
MUNICIPAL BONDS - 101.12%
ARIZONA - 3.44%
$  750,000  CHANDLER AZ WATER & SEWER REVENUE FGIC INSURED                                      7.00%     7/1/12   $   757,673
   980,000  MARICOPA COUNTY AZ IDA HFFA REVENUE SAMARITAN HEALTH SERVICES
            SERIES B MBIA INSURED                                                               7.15     12/1/05     1,063,613
   315,000  MARICOPA COUNTY AZ IDA MFHR ADVANTAGEPOINT PROJECTS SERIES A                        5.75      7/1/01       315,054

                                                                                                                     2,136,340
                                                                                                                    ----------
COLORADO - 12.41%
   725,000  ARVADA CO MFHR SPRINGWOOD COMMUNITY PROJECT SERIES A COLLATERALIZED BY GNMA         5.60     8/20/08       753,826
   200,000  BOULDER COUNTY CO HOSPITAL REVENUE LONGMONT UNITED HOSPITAL PROJECT                 4.80     12/1/03       196,440
   385,000  BOULDER COUNTY CO HOSPITAL REVENUE LONGMONT UNITED HOSPITAL PROJECT                 5.00     12/1/05       371,752
   710,000  BOWLES METROPOLITAN DISTRICT COLORADO GO                                            7.75     12/1/15       819,326
   500,000  CENTRAL PLATTE VALLEY CO METROPOLITAN DISTRICT GO ACA INSURED                       4.45     12/1/06       500,700
   250,000  CENTRAL PLATTE VALLEY CO METROPOLITAN DISTRICT GO ACA INSURED                       4.55     12/1/07       249,715
   150,000  COLORADO HFA SFMR SERIES C                                                          5.00     5/1/05        149,732
   585,000  COLORADO HFFA REVENUE NATIONAL JEWISH MEDICAL & RESEARCH CENTER                     4.80      1/1/05       575,605
   500,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.30     9/15/09       485,105
 1,350,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES A AMBAC INSURED
            HELEN G. BONFILS FOUNDATION PROJECT SERIES B                                        4.90    11/15/08     1,396,372
   355,000  DENVER CO CITY & COUNTY REVENUE                                                     9.50     12/1/01       364,990
   220,000  DENVER WEST METROPOLITAN DISTRICT CO G SERIES B                                     4.90     12/1/03       222,878
   205,000  DENVER WEST METROPOLITAN DISTRICT CO GO SERIES B                                    5.00     12/1/04       209,188
   290,000  DENVER WEST METROPOLITAN DISTRICT CO GO SERIES B                                    5.20     12/1/06       297,555
 1,070,000  TELLAR COUNTY CO COP                                                                5.50     12/1/09     1,113,934

                                                                                                                     7,707,118
                                                                                                                    ----------
FLORIDA - 4.38%
   200,000  BRADFORD COUNTY FL HFFA REVENUE SANTA FE HEALTHCARE FACILITIES PROJECT              6.00    11/15/09       216,378
 1,925,000  HILLSBOROUGH COUNTY FL UTILITY REVENUE                                              6.20     12/1/08     2,081,329
   455,000  PLANTATION FL WATER & SEWER REVENUE CAPITAL APPRECIATION MBIA INSURED               5.68^     3/1/03       421,671

                                                                                                                     2,719,378
                                                                                                                    ----------
IDAHO - 0.45%
   265,000  POCATELLO ID IDA REVENUE ALLOCATION TAX INCREMENT SERIES B                          7.25     12/1/08       280,609
                                                                                                                    ----------

ILLINOIS - 9.17%
 1,500,000  CHICAGO IL TAX INCREMENT ALLOCATION TAX REVENUE
            CAPITAL APPRECIATION PROJECT SERIES A AMBAC INSURED                                 5.03^    12/1/05     1,260,090
 1,050,000  GRUNDY COUNTY IL INDEPENDENT SCHOOL DISTRICT #5 GO AMBAC INSURED                    7.13     12/1/05     1,189,387
 1,130,000  GRUNDY COUNTY IL INDEPENDENT SCHOOL DISTRICT #5 GO AMBAC INSURED                    7.13     12/1/06     1,301,036
   565,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATION FACILITIES
            REVENUE MIDWESTERN UNIVERSITY PROJECT SERIES B                                      5.00     5/15/07       569,260
   680,000  ILLINOIS HFFA REVENUE MERCY HOSPITAL PROJECT                                        7.10      6/1/09       762,362
   495,000  ROSEMONT IL GO SERIES B                                                             5.20     12/1/03       516,825
    95,000  WAUKEGAN IL BOARD LIBRARY TRUSTEES EDA REVENUE LIBRARY BUILDING NOTES               7.50      1/1/02        96,600

                                                                                                                     5,695,560
                                                                                                                    ----------

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
IOWA - 4.97%
$1,965,000  IOWA FINANCE AUTHORITY REVENUE CATHOLIC HEALTH INITIATIVES A                        5.38%    12/1/05   $ 2,048,375
 1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION STUDENT LOAN
            REVENUE SERIES B BANKERS TRUST COMPANY LOC                                          4.90     12/1/05     1,038,010

                                                                                                                     3,086,385
                                                                                                                     ---------
KANSAS - 0.31%
   185,000  LAWRENCE KS HOSPITAL REVENUE LAWRENCE MEMORIAL HOSPITAL                             5.00      7/1/04       189,085
                                                                                                                     ---------
LOUISIANA - 1.17%
   235,000  LOUISIANA PUBLIC FACILITIES AUTHORITY MFHR EDGEWOOD APARTMENTS
            COLLATERALIZED BY FNMA                                                              5.70      6/1/05       239,282
   470,000  LOUISIANA STATE UNIVERSITY OF AGRICULTURE & MECHANICAL COLLEGE EDUCATIONAL
            FACILITIES REVENUE LOUISIANA STATE UNIVERSITY AT EUNICE PROJECT MBIA INSURED        5.00      6/1/08       489,181

                                                                                                                       728,463
                                                                                                                     ---------
MAINE - 0.20%
   125,000  STATE STREET HOUSING PRESERVATION CORPORATION ME MFHR PROJECT ACQUISITION
            100 STATE STREET SERIES A HUD SECTION 8                                             7.20      1/1/02       126,313
                                                                                                                     ---------
MASSACHUSETTS - 1.61%
 1,000,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY ELECTRIC REVENUE
            DEVENS ELECTRIC SYSTEM PROJECT                                                      5.13     12/1/11       998,760
                                                                                                                     ---------
MICHIGAN - 10.20%
   460,000  BATTLE CREEK MI ECONOMIC DEVELOPMENT REVENUE
            KELLOGG COMPANY PROJECT REMARKETED 8/1/97                                           5.13      2/1/09       471,247
 1,105,000  DETROIT MI SEWER DISPOSAL REVENUE ESCROWED TO MATURITY                              7.10    12/15/09     1,242,097
   300,000  LAKEVIEW MI COMMUNITY SCHOOLS GO FGIC INSURED                                       6.50      5/1/05       329,562
   305,000  LAKEVIEW MI COMMUNITY SCHOOLS GO FGIC INSURED                                       6.50      5/1/06       340,069
   395,000  MERRILL MI COMMUNITY SCHOOL DISTRICT GO FGIC INSURED                                6.50      5/1/05       433,923
   900,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE CHARITY OBLIGATIONS SERIES D      4.80     11/1/17       938,493
   510,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE HENRY FORD HOSPITAL               9.00      5/1/04       559,587
   415,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE OSF HEALTHCARE SYSTEM             5.25    11/15/06       427,898
   435,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE OSF HEALTHCARE SYSTEM             5.38    11/15/07       448,094
 2,305,000  ROMULUS MI GO COMMUNITY SCHOOLS CAPITAL APPRECIATION SERIES II FGIC INSURED         4.95^     5/1/22       660,175
   450,000  SCHOOLCRAFT MI COMMUNITY SCHOOL DISTRICT GO FGIC INSURED                            6.50      5/1/04       486,153

                                                                                                                     6,337,298
                                                                                                                     ---------
MINNESOTA - 0.59%
   365,000  MINNESOTA STATE HEFA SERIES 5J                                                      4.88     12/1/07       368,493
                                                                                                                     ---------
MISSPURI - 0.20%
   120,000  ST. LOUIS MO REGIONAL CONVENTION & SPORTS COMPLEX AUTHORITY REVENUE SERIES C        7.75     8/15/01       120,409
                                                                                                                     ---------
NEBRASKA - 0.69%
   415,000  NEBRASKA INVESTMENT FINANCE AUTHORITY HOSPITAL REVENUE GREAT PLAINS
            REGIONAL MEDICAL CENTER PROJECT                                                     4.80    11/15/04       427,624
                                                                                                                     ---------
NEVADA - 1.07%
   645,000  SPARKS NV REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES A                      5.10     1/15/08       666,343
                                                                                                                     ---------

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
NEW YORK - 1.14%
$  305,000  COUNTY OF WESTCHESTER NY IDR REVENUE AGR REALTY COMPANY PROJECT                     5.75%     1/1/02    $  308,715
   485,000  NEW YORK STATE DORM AUTHORITY REVENUE CAPITAL APPRECIATION SERIES A FSA INSURED     5.29^     7/1/05       398,267

                                                                                                                       706,982
                                                                                                                     ---------
NORTH CAROLINA - 1.63%
 1,000,000  NORTH CAROLINA MUNICIPAL POWER AGENCY#1 CATAWBA ELECTRIC REVENUE                    5.75      1/1/02     1,010,070
                                                                                                                     ---------
OHIO - 9.51%
 1,285,000  AKRON OH COP SPORTS FACILITIES REVENUE MUNICIPAL BASEBALL STADIUM PROJECT           5.32^    12/1/01     1,267,344
   230,000  AKRON OH COP SPORTS FACILITIES REVENUE MUNICIPAL BASEBALL STADIUM PROJECT           6.50^    12/1/07       242,583
 1,000,000  FRANKLIN COUNTY OH IDR AMERICAN CHEMICAL SOCIETY PROJECT                            5.13     10/1/08     1,040,140
 2,800,000  OHIO STATE BUILDING AUTHORITY                                                       5.00     10/1/05     2,945,320
   375,000  OHIO STATE BUILDING AUTHORITY REVENUE TOLEDO GOVERNMENT OFFICE BUILDING            10.13     10/1/06       411,626

                                                                                                                     5,907,013
                                                                                                                     ---------
PENNSYLVANIA - 5.80%
   205,000  DELAWARE COUNTY PA UNIVERSITY REVENUE VILLANOVA UNIVERSITY                          9.63      8/1/02       213,063
 1,000,000  MONTGOMERY COUNTY PA IDA PCR PECO ENERGY COMPANY SERIES B                           5.30     10/1/34     1,031,240
 1,250,000  PENNSYLVANIA PA EDA REVENUE NORTHWESTERN HUMAN SERVICES SERIES A ACA INSURED        4.88      6/1/08     1,250,287
 1,000,000  WINDBER PA AREA AUTHORITY HOSPITAL REVENUE WINDBER HOSPITAL PROJECT FHA INSURED
            PREREFUNDED 8/1/05 @ 102                                                            6.50      2/1/30     1,107,950

                                                                                                                     3,602,540
                                                                                                                     ---------
RHODE ISLAND - 0.52%
   320,000  RHODE ISLAND STATE STUDENT LOAN AUTHORITY STUDENT LOAN REVENUE
            SERIES B GUARANTEED STUDENT LOANS CREDIT SUPPORT                                    6.75     12/1/01       324,074
                                                                                                                     ---------
SOUTH CAROLINA - 5.66%
   775,000  MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL FACILITIES
            REVENUE COP HARBORVIEW OFFICE TOWER PROJECT                                         7.38      1/1/04       812,929
 1,075,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE
            REVENUE SERIES A2 FSA INSURED                                                       5.50      7/1/04     1,123,020
 1,500,000  SOUTH CAROLINA STATE GO SCHOOL IMPROVEMENTS SERIES A                                5.00      1/1/07     1,579,515

                                                                                                                     3,515,464
                                                                                                                     ---------
SOUTH DAKOTA - 1.58%
   970,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE ACA INSURED    5.20      4/1/08       980,932
                                                                                                                     ---------
TEXAS - 17.54%
   250,000  DE SOTO TX HOUSING FINANCE CORPORATION MFHR WINDSOR FOUNDATION PROJECT SERIES A     6.13      2/1/05       269,755
   370,000  DENISON TX MFHR MANNING PARK PLAZA                                                  5.00     10/1/09       371,624
   190,000  GRAPE CREEK-PULLIAM TX INDEPENDENT SCHOOL DISTRICT EDUCATIONAL
            FACILITIES REVENUE PUBLIC FACILITIES CORPORATION                                    6.20     5/15/02       195,472
   240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT PUBLIC FACILITIES CORPORATION
            LEASE REVENUE EDUCATIONAL FACILITIES REVENUE                                        5.20    10/15/06       246,115
 1,000,000  HOUSTON TX AIRPORT SYSTEMS REVENUE SERIES B                                         5.00      7/1/05     1,037,800
   210,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES A1                               8.00      6/1/14       225,479
    65,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES B1                               8.00      6/1/14        71,043

                                                                                              INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE         VALUE
TEXAS (continued)
 2,000,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT GO FSA INSURED                               5.00%    7/15/06   $  2,103,560
   625,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION
            HEALTH SYSTEM REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS                          6.50     2/15/06       627,406
 1,115,000  LYFORD TX CONSOLIDATED INDEPENDENT SCHOOL DISTRICT EDUCATIONAL FACILITIES REVENUE   5.00     8/15/07     1,132,572
 3,100,000  MIDLAND COUNTY TX HOSPITAL DISTRICT REVENUE CAPITAL APPRECIATION AMBAC INSURED   5.73^        6/1/07     2,288,513
 2,000,000  SAN ANTONIO TX ELECTRIC & GAS SERIES A                                              5.00      2/1/06     2,090,700
   235,000  SAN ANTONIO TX HEFA REVENUE UNIVERSITY OF TEXAS AT SAN ANTONIO PHASE I              6.50     11/1/01       236,732

                                                                                                                    10,896,771
                                                                                                                   -----------
WASHINGTON - 4.09%
   540,000  SEATTLE WA MFHR MARKET HOUSE ELDERLY HOUSING SERIES A                               6.20      2/1/04       540,362
 2,000,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT HOUSING REVENUE
            OCEAN RIDGE APARTMENTS PROJECT SERIES A                                             5.25      7/1/02     2,000,980

                                                                                                                     2,541,342
                                                                                                                   -----------
WISCONSIN - 2.79%

 1,000,000  MILWAUKEE WI GO SERIES R                                                            5.50      9/1/10     1,083,000
   600,000  RACINE WI GO TAX INCREMENTAL FINANCING #7                                           5.80     12/1/09       648,618

                                                                                                                     1,731,618
                                                                                                                   -----------
TOTAL MUNICIPAL BONDS (COST $61,658,851)                                                                            62,804,984
                                                                                                                   -----------
SHORT-TERM INVESTMENTS - 1.32%
SHARES
   818,955  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND# (COST $818,955)      2.97                   818,955
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $62,477,806)*                            102.44                                                              $63,623,939
OTHER ASSETS AND LIABILITIES NET                (2.44)                                                              (1,512,797)
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $62,111,142
                                               ======                                                              ===========

# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
^ ZERO COUPON/STEPPED COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT DATE OF PURCHASE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $62,611,778 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $1,068,651
   GROSS UNREALIZED DEPRECIATION                                      (56,490)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                     $1,012,161

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
MUNICIPAL BONDS - 92.26%

ALABAMA - 0.81%

$   90,000  ALABAMA HFA SFMR SERIES B COLLATERALIZED BY GNMA/FNMA/FHLMC                         6.10%    10/1/20  $     93,216
 3,680,000  ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY CAPITAL IMPROVEMENT REVENUE         4.25     11/1/18     3,271,152

                                                                                                                     3,364,368
                                                                                                                  ------------
ALASKA - 1.56%

   240,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE 1ST SERIES
            VETERANS MORTGAGE PROJECT COLLATERALIZED BY GNMA/FNMA/FHLMC                         5.40     12/1/23       241,032
   500,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES A                   5.70     12/1/29       504,300
   370,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE
            SERIES A MBIA INSURED                                                               6.10     12/1/37       381,426
   400,000  ALASKA STUDENT LOAN CORPORATION STUDENT LOAN REVENUE
            SERIES A AMBAC INSURED                                                              5.75      7/1/14       411,016
 1,545,000  MATANUSKA-SUSITNA BORO AK GO SERIES A                                               4.50      3/1/17     1,429,944
 1,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT SERIES A        5.85      8/1/25     1,007,730
 2,500,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT SERIES B        5.50     10/1/28     2,490,324

                                                                                                                     6,465,772
                                                                                                                  ------------
ARIZONA - 1.64%

   500,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68
            ALHAMBRA SCHOOL IMPROVEMENTS PROJECT AMBAC INSURED                                  5.10      7/1/11       516,250
 1,250,000  MARICOPA COUNTY AZ IDA EDUCATIONAL REVENUE
            ARIZONA CHARTER SCHOOLS PROJECT SERIES A                                            6.75      7/1/29     1,286,662
 1,025,000  MARICOPA COUNTY AZ IDA HEALTH FACILITIES REVENUE
            CATHOLIC HEALTHCARE WEST PROJECT SERIES A                                           5.00      7/1/16       879,922
   580,000  MARICOPA COUNTY AZ IDA MFHR SUBORDINATED GRAN
            VICTORIA HOUSING LLC PROJECT SERIES B                                              10.00      5/1/31       587,070
 3,000,000  MARICOPA COUNTY AZ UNION SCHOOL DISTRICT #48 GO SCHOOL IMPROVEMENTS                 9.00      7/1/05     3,575,820

                                                                                                                     6,845,724
                                                                                                                  ------------
CALIFORNIA - 4.80%

 2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA
            REVENUE JR SUBORDINATES SERIES IV D2                                                7.85      7/1/25     2,520,100
 3,785,000  CALIFORNIA STATEWIDE CDA EDUCATION FACILITIES REVENUE ASPIRE
            PUBLIC SCHOOLS OAKLAND PROJECT SERIES A                                             7.25      8/1/31     3,809,905
 1,340,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY HOUSING REVENUE
            MONTEREY HILLS REDEVELOPMENT PROJECT SERIES A                                       8.20     12/1/13     1,475,152
   160,000  LOS ANGELES CA WASTEWATER SYSTEMS REVENUE SERIES A MBIA INSURED                     5.88      6/1/24       165,752
 6,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES A6+       8.04     8/10/18     8,107,500
   720,000  NORTHERN CALIFORNIA POWER AGENCY POWER REVENUE AMBAC
            INSURED PREREFUNDED 7/1/21 @ 100                                                    7.50      7/1/23       922,709
 1,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A                5.75     12/1/12       989,240
   130,000  SACRAMENTO CA MUNICIPAL UTILITY DISTRICT UTILITY REVENUE SERIES E MBIA INSURED      5.75     5/15/22       133,115
   280,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT CORPORATION AIPORT REVENUE UNITED
            AIRLINES INCORPORATED PROJECT US BANK TRUST NA LOC                                  8.00      7/1/13       335,160
 1,000,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA STUDENT LOAN
            REVENUE JUNIOR SUBORDINATES SERIES IV D1                                            5.88      1/1/18       953,320
   500,000  TRI CITY CA HOSPITAL DISTRICT REVENUE SERIES A MBIA INSURED                         5.63     2/15/17       519,125

                                                                                                                    19,931,078
                                                                                                                  ------------

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
COLORADO - 5.97%

$  795,000  ADAMS COUNTY CO SFMR SERIES A2                                                      8.70%     6/1/12  $    821,943
 1,750,000  ARAPAHOE COUNTY CO UTILITIES REVENUE WATER & WASTEWATER AUTHORITY REVENUE           6.25     12/1/20     1,779,978
 1,830,000  BLACK HAWK CO BUSINESS IMPROVEMENTS DISTRICT SPECIAL ASSESSMENT REVENUE
            SERIES 98-1                                                                         7.00     12/1/11     1,845,610
   200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE CHARTER SCHOOL CORE
            KNOWLEDGE PROJECT                                                                   7.00     11/1/29       205,946
   945,000  COLORADO HFA SFMR SERIES A2                                                         7.15      6/1/25     1,018,077
 1,090,000  COLORADO HFA SFMR SERIES B2                                                         7.50     12/1/16     1,160,785
 1,215,000  COLORADO HFA SFMR SERIES C                                                          7.90     12/1/24     1,302,419
   885,000  COLORADO HFA SFMR SERIES D1 REMARKETED 7/15/94                                      8.00     12/1/24       948,605
   570,000  COLORADO HFA SFMR SERIES D2 REMARKETED 11/15/94                                     8.13      6/1/25       609,416
 1,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.75     9/15/22       843,410
 2,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.70     9/15/23     1,644,880
    75,000  COLORADO STATE AGRICULTURAL BOARD REVENUE UNIVERSITY OF SOUTHERN
            COLORADO SPORTS PROJECT                                                             8.25      5/1/03        76,014
   500,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES E MBIA INSURED                       5.50    11/15/25       507,675
   500,000  DENVER CO CITY & COUNTY MFHR THE BOSTON LOFTS PROJECT SERIES A FHA INSURED          5.75     10/1/27       505,185
 5,200,000  DENVER CO URBAN RENEWAL AUTHORITY TAX INCREMENTAL FINANCING REVENUE
            REMARKETED 6/15/94                                                                  9.13      9/1/17     5,971,472
 2,000,000  EL PASO COUNTY CO GO SCHOOL DISTRICT #11 COLORADO SPRINGS                           7.10     12/1/17     2,480,960
   140,000  LOGAN COUNTY CO SFMR SERIES A                                                       8.50     11/1/11       142,370
   935,000  NORTHERN METROPOLITAN DISTRICT CO REVENUE ADAMSCOUNTY                               6.50     12/1/16       942,162
 2,000,000  NORTHWEST PARKWAY PUBLIC HIGHWAY AUTHORITY CO TRANSPORTATION REVENUE
            SERIES C WELLS FARGO BANK WEST LOC                                                  5.70**   6/15/21     1,155,460
   420,000  SUMMIT COUNTY CO SPORTS FACILITIES REVENUE KEYSTONE RESORTS MANAGEMENT
            PROJECT GUARANTEED BY RALSTON PURINA CORPORATION                                    7.38      9/1/10       469,186
   320,000  VAIL CO SFMR SERIES 1992 A                                                          8.13      6/1/10       342,178

                                                                                                                    24,773,731
                                                                                                                  ------------
CONNECTICUT - 0.20%

   115,000  CONNECTICUT STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE NEW
            BRITAIN GENERAL HOSPITAL PROJECT SERIES B AMBAC INSURED                             6.00      7/1/24       119,316
   155,000  CONNECTICUT STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE TRINITY
            COLLEGE ISSUE PROJECT SERIES E MBIA INSURED                                         5.88      7/1/26       162,373
    40,000  CONNECTICUT STATE HFA REVENUE HOUSING MORTGAGE FINANCE PROGRAM SERIES B4            7.30    11/15/03        40,114
   500,000  WATERBURY CT HOUSING AUTHORITY MFHR SECTION 8 PROJECT
            SERIES A COLLATERALIZED BY GNMA                                                     5.85      2/1/37       502,945

                                                                                                                       824,748
                                                                                                                  ------------
FLORIDA - 0.27%

   505,000  BOYNTON BEACH FL MFHR CLIPPER COVE APARTMENTS PROJECT                               6.45      1/1/27       530,210
    65,000  BREVARD COUNTY FL HFA SFMR SERIES B FSA INSURED                                     7.00      3/1/13        67,005
   500,000  FLORIDA HOUSING FINANCE AGENCY REVENUE GLEN OAKS APARTMENTS PROJECT
            COLLATERALIZED BY FNMA                                                              5.90      2/1/30       512,234

                                                                                                                     1,109,449
                                                                                                                  ------------

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
GEORGIA - 0.42%

$  500,000  FULTON COUNTY GA HOUSING AUTHORITY MFHR CONCORDE PLACE APARTMENT
            PROJECT SERIES C                                                                    6.90%     1/1/28  $    578,635
   220,000  GEORGIA STATE HFA REVENUE HOMEOWNERSHIP OPPORTUNITY PROGRAM PROJECT
            SERIES C FHA/VA INSURED                                                             6.50     12/1/11       225,938
   480,000  GEORGIA STATE HFA REVENUE SFMR SUB SERIES B2                                        5.85     12/1/28       489,413
   500,000  SMYRNA GA HOSPITAL AUTHORITY HEALTH CARE REVENUE RIDGEVIEW INSTITUTION
            INCORPORATED PROJECT RELIANCE TRUST COMPANY LOC                                     6.00     11/1/28       435,055

                                                                                                                     1,729,041
                                                                                                                  ------------
HAWAII - 1.78%

 6,950,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE SPECIAL PURPOSE REVENUE
            THE QUEENS HEALTH SYSTEMS SERIES A                                                  5.75      7/1/26     6,877,234
   500,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SFMR
            SERIES A COLLATERALIZED BY FNMA                                                     5.75      7/1/30       506,715

                                                                                                                     7,383,949
                                                                                                                  ------------
IDAHO - 4.48%

 1,075,000  ADA & CANYON COUNTIES ID GO JOINT SCHOOL DISTRICT #2 MERIDAN                        5.50     7/30/15     1,151,347
   115,000  AMMON ID URBAN RENEWAL AGENCY REVENUE SUBORDINATED LIEN TAX INCREMENTAL
            FINANCING PROJECT SERIES B FIRST SECURITY BANK LOC                                  6.00      8/1/14       125,712
   135,000  BLACKFOOT ID COP WASTEWATER TREATMENT PLANT FACILITIES PROJECT AMBAC INSURED        5.80      9/1/18       142,776
   115,000  BLACKFOOT ID COP WASTEWATER TREATMENT PLANT FACILITIES PROJECT AMBAC INSURED        5.85      9/1/19       121,869
 1,000,000  BOISE CITY ID INDEPENDENT SCHOOL DISTRICT GO                                        5.50     7/30/16     1,037,590
   500,000  BOISE STATE UNIVERSITY GO                                                           5.90     8/15/29       527,785
   500,000  BONNEVILLE & BINGHAM COUNTIES ID JOINT SCHOOL DISTRICT #93 EDUCATION
            FACILITIES REVENUE SERIES A FGIC INSURED                                            5.75     7/30/07       537,310
   590,000  BONNEVILLE COUNTY ID GO FSA INSURED                                                 5.50      8/1/16       600,974
   400,000  CANYON COUNTY ID SCHOOL DISTRICT #132 GO FSA INSURED                                5.40     7/30/12       413,036
   470,000  CANYON COUNTY ID SCHOOL DISTRICT #132 GO FSA INSURED                                5.45     7/30/14       483,522
   500,000  CANYON COUNTY ID SCHOOL DISTRICT #132 GO FSA INSURED                                5.45     7/30/15       513,080
 1,000,000  CASSIA & TWIN FALLS COUNTIES ID JOINT SCHOOL DISTRICT # 151 GO FGIC INSURED         5.38      8/1/16     1,015,270
   125,000  FREMONT & MADISON COUNTIES ID GO JOINT SCHOOL DISTRICT #215 ST. ANTHONY
            FSA INSURED                                                                         5.60      8/1/14       127,920
   765,000  FREMONT & MADISON COUNTIES ID GO JOINT SCHOOL DISTRICT #215 ST. ANTHONY
            FSA INSURED                                                                         5.60      8/1/15       780,667
   130,000  GOODING & LINCOLN COUNTIES ID JOINT DISTRICT #231 EDUCATION FACILITIES
            REVENUE FSA INSURED                                                                 6.25      2/1/12       139,237
   465,000  IDAHO HFFA REVENUE BANNOCK REGIONAL MEDICA CENTER PROJECT                           6.13      5/1/25       455,542
   100,000  IDAHO HFFA REVENUE HOSPITAL HOLY CROSS HEALTH SYSTEMS CORPORATION
            ST. ALPHONSUS REGIONAL MEDICAL CENTER INCORPORATED PROJECT                          6.10     12/1/07       106,242
   500,000  IDAHO HFFA REVENUE IDAHO ELKS REHABILITATION HOSPITAL PROJECT                       5.13     7/15/13       456,430
   715,000  IDAHO HFFA REVENUE IDAHO ELKS REHABILITATION HOSPITAL PROJECT                       5.45     7/15/23       633,926
   150,000  IDAHO HFFA REVENUE IHC HOSPITALS INCORPORATED PROJECT                               6.65     2/15/21       178,403
   200,000  IDAHO HFFA REVENUE MAGIC VALLEY REGIONAL MEDICAL CENTER PROJECT AMBAC INSURED       5.63     12/1/13       206,818
   950,000  IDAHO HOUSING & FINANCE ASSOCIATION SFMR SERIES H2 FHA INSURED                      6.15      1/1/28       966,530
   480,000  IDAHO HOUSING & FINANCE ASSOCIATION SFMR SERIES I2 FHA INSURED                      5.20      7/1/20       466,570
   875,000  IDAHO HOUSING AGENCY SFMR SENIOR SERIES C-2                                         6.35      7/1/15       915,486
   500,000  IDAHO STATE WATER RESOURCE REVENUE BOARD WATER & SEWER RESOURCE POOLED LOAN
            PROJECT SERIES A                                                                    6.20      5/1/20       517,755
   240,000  JEFFERSON COUNTY ID EDUCATION FACILITIES REVENUE SCHOOL DISTRICT #253
            MBIA INSURED                                                                        5.50      8/1/15       246,406
   420,000  MADISON COUNTY ID GO FSA INSURED                                                    5.40      8/1/15       427,178

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
IDAHO (continued)

$  250,000  MADISON COUNTY ID HEALTH CARE REVENUE MEMORIAL HOSPITAL BOARD COP                   5.00%    12/1/18  $    233,173
   500,000  MCCALL ID WATER REVENUE PARITY LIEN PROJECT FSA INSURED                             5.85      3/1/16       524,095
   375,000  ONEIDA COUNTY ID SCHOOL DISTRICT #351 GO MALAD CITY PROJECT MBIA INSURED            5.00     7/31/15       376,823
   100,000  PAYETTE COUNTY ID SCHOOL DISTRICT #372 GO                                           6.75     7/31/09       107,294
   265,000  PAYETTE COUNTY ID SCHOOL DISTRICT #372 GO AMBAC INSURED                             6.25     7/30/10       303,303
   170,000  POCATELLO ID IDA REVENUE ALLOCATION TAX INCREMENTAL FINANCING                       7.25     12/1/08       180,013
   500,000  SOUTHERN ID WATER & SEWER REVENUE SOLID WASTE DISTRICT COP DEXIA
            CREDIT LOCAL FRANCE LOC                                                             5.45     11/1/13       514,055
   400,000  TWIN FALLS COUNTY ID SCHOOL DISTRICT #413 GO AMBAC INSURED                          5.25     7/30/13       403,988
   420,000  TWIN FALLS COUNTY ID SCHOOL DISTRICT #413 GO AMBAC INSURED                          5.25     7/30/14       423,360
   500,000  UNIVERSITY ID UNIVERSITY REVENUE STUDENT FEE KIBBIE & ENROLL PROJECT
            SERIES D FSA INSURED                                                                6.00      4/1/26       536,850
   865,000  UNIVERSITY ID UNIVERSITY REVENUE STUDENT FEE RECREATION CENTER PROJECT
            FSA INSURED                                                                         6.50      4/1/15       973,574
   200,000  UNIVERSITY ID UNIVERSITY REVENUE STUDENT FEE TELECOMMUNICATIONS FSA INSURED         5.85      4/1/11       216,617
   500,000  UNIVERSITY ID UNIVERSITY REVENUE STUDENT FEE UNIVERSITY COMMONS PROJECT
            MBIA INSURED                                                                        5.65      4/1/22       515,334

                                                                                                                    18,603,860
                                                                                                                  ------------
ILLINOIS - 9.08%

 1,000,000  BRYANT IL PCR CENTRAL ILLINOIS LIGHT COMPANY PROJECT                                5.90      8/1/23     1,012,730
   500,000  CHICAGO IL MFHR BRYNE MAWR/BELLE PROJECT COLLATERALIZED BY GNMA                     6.13      6/1/39       511,685
 1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
            PROVIDERS SERIES A                                                                  5.70      7/1/19       890,560
 1,705,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
            PROVIDERS SERIES A PREREFUNDED 7/1/05 @ 102                                         7.88      7/1/20     1,986,069
   945,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
            PROVIDERS SERIES A UNREFUNDED BALANCE                                               7.88++    7/1/20       607,276
 1,120,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
            PROVIDERS SERIES C                                                                  5.65      7/1/19       977,950
 1,950,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE MIDWESTERN UNIVERSITY
            PROJECT SERIES B                                                                    6.00     5/15/31     1,940,718
35,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE REGENCY PARK
            SERIES A REMARKETED 4/1/92 ESCROWED TO MATURITY                                     5.92**   7/15/23     8,239,700
 4,940,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE CAPITAL APPRECIATION
            ESCROWED TO MATURITY                                                                6.21**    7/1/14     2,337,262
 1,120,000  ILLINOIS HFFA REVENUE EDGEWATER MEDICAL CENTER SERIES A                             9.25      7/1/24     1,311,386
   400,000  ILLINOIS HFFA REVENUE HOLY CROSS HOSPITAL PROJECT                                   6.25      3/1/04       377,376
 4,500,000  ILLINOIS HFFA REVENUE OSF HEALTHCARE SYSTEM                                         6.25    11/15/29     4,554,405
   235,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR                                         7.00      7/1/17       236,528
 1,255,000  ILLINOIS STATE SALES TAX REVENUE SERIES P                                           6.50     6/15/22     1,459,000
   500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT #165
            AMBAC INSURED                                                                       6.25     12/1/15       551,175
 7,350,000  REGIONAL TRANSPORTATION AUTHORITY IL SALES TAX REVENUE SERIES D FGIC INSURED        7.75      6/1/19     9,583,958
 1,000,000  ROCKFORD IL MFHR FAUST LANDMARK APARTMENTS PROJECT SERIES A MBIA INSURED            6.75      1/1/18     1,082,170

                                                                                                                    37,659,948
                                                                                                                  ------------
INDIANA - 0.29%

   720,000  HAMMOND IN MULTI SCHOOL BUILDING CORPORATION EDUCATION FACILITIES
            REVENUE FIRST MORTGAGE PROJECT                                                      6.13     7/15/19       751,435
    25,000  INDIANA STATE TOLL FINANCE AUTHORITY TOLL ROAD REVENUE TRANSPORTATION REVENUE       6.00      7/1/13        25,024
   290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B                       6.00     1/10/20       320,676

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
INDIANA (continued)

$  105,000  PETERSBURG IN PCR INDIANAPOLIS POWER & LIGHT COMPANY PROJECT BANK
            ONE INDIANAPOLIS LOC                                                                6.63%    12/1/24  $    108,189

                                                                                                                     1,205,324
                                                                                                                  ------------
IOWA - 0.48%

 1,075,000  IOWA FINANCE AUTHORITY SFMR MORTGAGE BACKED SECURITIES
            PROGRAM SERIES B COLLATERALIZED BY GNMA/FNMA                                        6.95      7/1/24     1,131,803
   160,000  IOWA FINANCE AUTHORITY SFMR SERIES B COLLATERALIZED BY GNMA/FNMA                    7.45      7/1/23       163,378
   465,000  IOWA FINANCE AUTHORITY SFMR SERIES F                                                5.70      1/1/27       471,919
   200,000  IOWA FINANCE AUTHORITY SISTERS MERCY HEALTH CORPORATION PROJECT SERIES N
            FSA INSURED                                                                         6.25     2/15/22       208,264

                                                                                                                     1,975,364
                                                                                                                  ------------
KANSAS - 0.99%

 3,755,000  SEDGWICK & SHAWNEE COUNTIES KS SFMR MORTGAGE BACKED SECURITIES
            SERIES A2 STEP COUPON COLLATERALIZED BY GNMA                                        6.70      6/1/29     4,099,559
                                                                                                                  ------------

KENTUCKY - 0.02%

   100,000  UNIVERSITY OF LOUISVILLE KY REVENUE SERIES H                                        5.88      5/1/11       103,081
                                                                                                                  ------------

LOUISIANA - 0.79%

   170,000  LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE STUDENT LOAN OPPORTUNITY LOAN
            SERIES A FSA INSURED                                                                6.85      1/1/09       174,903
 5,000,000  RAPIDES PARISH LA HOUSING & MORTGAGE FINANCE AUTHORITY CAPITAL
            APPRECIATION REVENUE SERIES C                                                       7.45**   7/10/14     2,001,950
 2,900,000  ST. BERNARD PARISH LA HOUSING MORTGAGE AGENCY SFMR SERIES 1992 C                    7.65**   7/10/14     1,103,160

                                                                                                                     3,280,013
                                                                                                                  ------------
MAINE - 0.05%

   215,000  MAINE STATE HOUSING AUTHORITY MORTGAGE SFMR SERIES D2                               5.90    11/15/25       219,588
                                                                                                                  ------------

MASSACHUSETTS - 3.61%

 2,500,000  MASSACHUSETTS EDFA EDUCATIONAL LOAN REVENUE MBIA INSURED                            4.80     12/1/10     2,539,725
 2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY REVENUE SERIES A                     7.50      5/1/14     3,130,200
 2,235,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY RESOURCE RECOVERY REVENUE
            OGDEN HAVERHILL PROJECT SERIES B                                                    5.30     12/1/14     2,079,980
 2,500,000  MASSACHUSETTS STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
            CARITAS CHRISTI OBLIGATIONS GROUP A                                                 5.70      7/1/15     2,294,250
   200,000  MASSACHUSETTS STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
            MELROSE-WAKEFIELD HOSPITAL PROJECT SERIES B                                         5.88      7/1/18       218,336
 1,000,000  MASSACHUSETTS STATE HOUSING FINANCE AGENCY RESIDENTIAL DEVELOPMENT
            SERIES C COLLATERALIZED BY FNMA                                                     6.90    11/15/21     1,045,000
   750,000  MASSACHUSETTES STATE HOUSING FINANCE AGENCY SFMR SERIES 26                          5.60      6/1/25       733,148
 2,500,000  MASSACHUSETTS STATE INDUSTRIAL FINANCE AUTHORITY SERIES A                           5.20     12/1/08     2,516,725
   400,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT TRUST REVENUE MWRA PROGRAM SUB
            SERIES A                                                                            6.00      8/1/23       430,388

                                                                                                                    14,987,752
                                                                                                                  ------------

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
MICHIGAN - 2.45%

$2,990,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE HENRY FORD HEALTH SYSTEM
            SERIES A                                                                            6.00%   11/15/19  $  3,085,321
 2,500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY REVENUE MBIA INSURED                   5.30     12/1/16     2,497,275
 1,160,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE UNITED WASTE
            SYSTEM PROJECT                                                                      5.20      4/1/10     1,118,031
 2,760,000  WAYLAND MI UNIFIED SCHOOL DISTRICT GO FGIC INSURED                                  8.00      5/1/10     3,473,928

                                                                                                                    10,174,555
                                                                                                                  ------------
MINNESOTA - 1.04%

   500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL HOUSING
            GROSS REVENUE STATE AGENCY HOUSING REVENUE COURTYARD RESIDENCE PROJECT
            SERIES A                                                                            7.25      1/1/32       509,830
   500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH
            REVENUE GROUP HEALTH PLAN INCORPORATED PROJECT NORWEST BANK MN LOC                  6.90    10/15/22       504,005
   260,000  MINNEAPOLIS & ST. PAUL MN HOUSING FINANCE BOARD SFMR PHASE IX
            COLLATERALIZED BY GNMA                                                              7.30      8/1/31       265,390
 3,000,000  MINNESOTA IRON RANGE RESOURCES AND REHABILITATION GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                                                                   7.50     11/1/25     3,040,680

                                                                                                                     4,319,905
                                                                                                                  ------------
MISSOURI - 0.58%

   500,000  BOONE COUNTY MO PUBLIC WATER SUPPLY DISTRICT #7 WATERWORKS SYSTEM REVENUE           5.50      5/1/29       472,125
 1,800,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE WASHINGTON
            UNIVERSITY SERIES A                                                                 5.13     6/15/41     1,712,988
   200,000  SPRINGFIELD MO SPORTS FACILITIES REVENUE PUBLIC BUILDING CORPORATION
            LEASEHOLD REVENUE PARKS DEPARTMENT IMPROVEMENT PROJECT FSA INSURED                  5.90     11/1/14       212,706

                                                                                                                     2,397,819
                                                                                                                  ------------
NEBRASKA - 0.04%

   150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED
            LEASE RENTAL REVENUE                                                                6.00    10/15/26       159,156
                                                                                                                  ------------

NEVADA - 0.54%

 2,000,000  CLARK COUNTY NV IDR NEVADA POWER COMPANY PROJECT SERIES A                           5.90     11/1/32     1,781,740
   280,000  NEVADA HOUSING DIVISION MFHR SARATOGA PALMS PROJECT COLLATERALIZED BY FNMA          6.25     10/1/16       289,456
   170,000  NEVADA HOUSING DIVISION SFMR SERIES C FHA/VA/PRIVATE MORTGAGES INSURED              6.50     10/1/16       175,078

                                                                                                                     2,246,274
                                                                                                                  ------------
NEW HAMPSHIRE - 0.27%

 1,170,000  NEW HAMPSHIRE HIGHER EDUCATIONAL & HEALTH FACILITIES AUTHORITY REVENUE
            ANDROSCOGGIN VALLEY HOSPITAL PROJECT BANK OF NEW HAMPSHIRE LOC                      5.80     11/1/27     1,118,859
                                                                                                                  ------------

NEW JERSEY - 0.31%

 1,250,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY MFHR PRESIDENTIAL PLAZA
            FHA SERIES 1 FHA INSURED                                                            7.00      5/1/30     1,283,975
                                                                                                                  ------------

NEW MEXICO - 1.42%

 3,040,000  BERNALILLO COUNTY NM GROSS RECEIPTS TAX REVENUE                                     5.20      4/1/21     3,091,771
 1,475,000  BERNALILLO COUNTY NM GROSS RECEIPTS TAX REVENUE                                     5.25      4/1/27     1,482,139
   375,000  CARLSBAD NM HOUSING CORPORATION MFHR COLONIAL HILLCREST PROJECT                     7.38     8/15/27       378,251

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
NEW MEXICO (continued)

$  515,000  HOBBS NM SFMR REVENUE                                                               8.75%     7/1/11  $    553,002
   430,000  SOUTHEASTERN NM MFHR AFFORDABLE HOUSING CORPORATION CASA
            HERMOSA APARTMENTS PROJECT                                                          7.25     12/1/27       399,595

                                                                                                                     5,904,758
                                                                                                                  ------------
NEW YORK - 0.73%

 1,000,000  METROPOLITAN TRANSPORTATION AUTHORITY NY TRANSPORTATION FACILITIES
            REVENUE SERIES C1 CHASE MANHATTAN BANK LOC                                          5.63      7/1/27     1,025,890
 1,000,000  NEW YORK STATE DORMITORY AUTHORITY EDUCATIONAL FACILITIES REVENUE NURSING
            HOME MENORAH CAMPUS PROJECT FHA INSURED                                             6.10      2/1/37     1,064,940
   465,000  NEWARK-WAYNE COMMUNITY HOSPITAL INCORPORATED NY REVENUE SERIES A                    7.60      9/1/15       449,548
   500,000  UNITED NATIONS DEVELOPMENT CORPORATION NY REVENUE SERIES B                          5.60      7/1/26       500,030

                                                                                                                     3,040,408
                                                                                                                  ------------
NORTH CAROLINA - 1.26%

   375,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY REVENUE
            SERIES A CHASE MANHATTAN BANK LOC                                                   4.00      1/1/18       337,099
 4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY REVENUE SERIES B                      5.70      1/1/17     3,947,360
   500,000  NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH REVENUE
            FIRSTHEALTH OF THE CAROLINAS PROJECT FIRST UNION NATIONAL BANK LOC                  4.75     10/1/26       444,235
   500,000  NORTH CAROLINA MUNICIPAL POWER AGENCY CATAWBA ELECTRIC REVENUE
            SERIES B CHEMICAL BANK LOC                                                          6.00      1/1/20       499,985

                                                                                                                     5,228,679
                                                                                                                  ------------
NORTH DAKOTA - 0.20%

   255,000  FARGO ND MFHR GARDNER REMARKETED 4/28/97                                            7.13      2/1/26       245,970
   250,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SFMR
            SERIES C REMARKETED 4/3/97 WELLS FARGO BANK MN NA LOC                               5.95      7/1/17       257,400
   325,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SFMR
            SERIES C REMARKETED 4/3/97 WELLS FARGO BANK MN NA LOC                               6.10      7/1/28       333,515

                                                                                                                       836,885
                                                                                                                  ------------
OHIO - 1.13%

   500,000  BUTLER COUNTY OH HOSPITAL FACILITIES REVENUE MIDDLETOWN HOSPITAL PROJECT            5.00    11/15/28       417,430
 1,000,000  ERIE COUNTY OH FRANCISCAN SERVICES CORPORATION REVENUE PROVIDENCE
            HOSPITAL INCORPORATED PROJECT                                                       6.00      1/1/13     1,011,770
   250,000  JOHNSTOWN OH WATER & SEWER REVENUE WATERWORKS SYSTEMS REVENUE                       6.00     12/1/17       257,983
   600,000  MASON OH TRANSPORTATION REVENUE TAX INCREMENTAL FINANCING REVENUE
            JW HARRIS DEVELOPMENT LIMITED PROJECT FIRSTART BANK NA LOC                          5.30     12/1/18       581,274
    75,830  MONTGOMERY OH GO MONTGOMERY WOODS PROJECT STAR BANK NA LOC                          6.00     12/1/17        78,713
   500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT GO SERIES A PNC BANK OHIO NA LOC                 5.70     12/1/25       517,700
 1,980,000  PIKE COUNTY OH HOSPITAL FACILITIES REVENUE PIKE HEALTH SERVICES
            INCORPORATED PROJECT                                                                7.00      7/1/22     1,836,806

                                                                                                                     4,701,676
                                                                                                                  ------------
OKLAHOMA - 0.39%

 1,000,000  OKLAHOMA STATE STUDENT LOAN AUTHORITY REVENUE STUDENT LOAN PROJECT SERIES A1        5.63      6/1/31     1,002,970
   200,000  PRYOR CREEK OK EDA MORTGAGE REVENUE SERIES A COLLATERALIZED BY FNMA                 7.13      7/1/21       200,226
   405,000  TULSA COUNTY OK HOME FINANCE AUTHORITY MORTGAGE REVENUE
            SERIES C REMARKETED 5/22/91 COLLATERALIZED BY GNMA                                  7.10      6/1/22       414,748

                                                                                                                     1,617,944
                                                                                                                  ------------

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
OREGON - 3.28%

$1,500,000  KLAMATH FALLS OR ELECTRIC REVENUE SENIOR LIEN-KLAMATH COGEN PROJECT                 5.88%     1/1/16  $  1,430,370
 9,000,000  KLAMATH FALLS OR ELECTRIC REVENUE SENIOR LIEN-KLAMATH COGEN PROJECT US BANK LOC     6.00      1/1/25     8,523,630
   500,000  LANE COUNTY OR EDUCATION FACILITIES REVENUE SCHOOL DISTRICT #52
            BETHEL PROJECT SCHOOL BOARD GUARANTY                                                5.63     6/15/20       519,045
   500,000  OREGON STATE ECONOMIC DEVELOPMENT AGENCY IDR PACIFIC CORPORATION PROJECT
            SERIES 183 BANK OF NEW YORK LOC                                                     5.70     12/1/25       456,450
 1,000,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE     5.25     10/1/16       815,500
 2,000,000  WASHINGTON COUNTY OR HOUSING AUTHORITY REVENUE AFFORDABLE HOUSING POOL SERIES A     6.13      7/1/29     1,872,180

                                                                                                                    13,617,175
                                                                                                                  ------------
PENNSYLVANIA - 6.39%

   500,000  ALLENTOWN PA AREA HOSPITAL AUTHORITY REVENUE SACRED HEART HOSPITAL OF ALLENTOWN
            PROJECT SERIES A                                                                    6.75    11/15/14       441,660
 2,000,000  CARBON COUNT PA IDA PANTHER CREEK PARTNERS REVENUE PROJECT PARIBAS LOC              6.70      5/1/12     2,056,400
 2,250,000  CHESTER COUNTY PA HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            JEFFERSON HEALTH SYSTEM SERIES B                                                    5.38     5/15/27     2,144,498
   500,000  DAUPHIN COUNTY PA GENERAL AUTHORITY REVENUE OFFICE & PARKING FORUM PLACE
            PROJECT SERIES A                                                                    6.00     1/15/25       446,905
   500,000  DELAWARE COUNTY PA AUTHORITY HOSPITAL REVENUE CROZER-CHESTER PROJECT                6.00    12/15/20       452,185
 2,750,000  MONTGOMERY COUNTY PA HIGHER EDUCATION &HEALTH AUTHORITY HEALTH CARE REVENUE
            MONTGOMERY HOSPITAL MEDICAL CENTER PROJECT SERIES B PNC BANK NA LOC                 6.60      7/1/10     2,735,288
 4,100,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY REVENUE AMTRAK PROJECT
            SERIES A CHASE MANHATTAN TRUST LOC                                                  6.38     11/1/41     4,130,176
 1,250,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 59A MELLON BANK NA LOC              5.80     10/1/29     1,271,175
 6,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
            AMBAC INSURED +                                                                     9.17      3/1/22     6,345,000
   500,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
            SERIES A AMBAC INSURED                                                              7.05     10/1/16       514,910
 5,720,000  PHILADELPHIA PA SCHOOL DISTRICT GO SERIES A MBIA INSURED                            4.50      4/1/23     5,058,653
   500,000  SCRANTON-LACKAWANNA PA HEALTH & WELFARE AUTHORITY REVENUE MOSES TAYLOR
            HOSPITAL PROJECT PENN SECURITY BANK & TRUST COMPANY LOC                             6.25      7/1/20       430,460
   500,000  WARREN COUNTY PA HOSPITAL AUTHORITY REVENUE WARREN GENERAL HOSPITAL PROJECT
            SERIES A                                                                            6.90      4/1/11       509,330

                                                                                                                    26,536,640
                                                                                                                  ------------
PUERTO RICO - 0.06%

   250,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY TRANSPORTATION
            REVENUE SERIES Y MBIA INSURED                                                       5.50      7/1/26       256,125
                                                                                                                  ------------

RHODE ISLAND - 0.38%

   150,000  CONVENTION CENTER AUTHORITY REVENUE RI SERIES A AMBAC INSURED                       5.75     5/15/20       154,499
   325,000  RHODE ISLAND DEPOSITORS ECONOMIC PROTECTION CORPORATION SPECIAL OBLIGATION
            IDR SERIES A CITIZENS BANK OF RHODE ISLAND LOC                                      6.38      8/1/22       376,983
 1,000,000  RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION SFMR HOMEOWNERSHIP
            PROJECT SERIES 23 CITIZENS BANK OF RHODE ISLAND LOC                                 5.95      4/1/29     1,032,740

                                                                                                                     1,564,222
                                                                                                                  ------------
SOUTH CAROLINA - 3.97%

 8,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
            APPRECIATION SERIES B                                                               5.73**    1/1/17     2,908,136
 9,100,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
            APPRECIATION SERIES B                                                               5.75**    1/1/18     2,799,979

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
SOUTH CAROLINA (continued)

$9,400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
            APPRECIATION SERIES B                                                               5.75**    1/1/19  $  2,670,352
   500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE CAPITAL
            APPRECIATION SERIES B                                                               5.90**    1/1/31        59,095
 2,350,000  LORIS SC COMMUNITY HOSPITAL DISTRICT HOSPITAL REVENUE SERIES B                      5.63      1/1/29     1,960,417
 5,000,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT SERIES B                                      6.00     5/15/22     5,063,350
 1,000,000  UNIVERSITY OF SC UNIVERSITY REVENUE MBIA INSURED                                    5.75      6/1/26     1,029,730

                                                                                                                    16,491,059
                                                                                                                  ------------
SOUTH DAKOTA - 1.01%

 3,500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE HURON
            REGIONAL MEDICAL CENTER                                                             7.30      4/1/16     3,664,220
   500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE HURON
            REGIONAL MEDICAL CENTER                                                             7.25      4/1/20       507,845

                                                                                                                     4,172,065
                                                                                                                  ------------
TENNESSEE - 1.05%

   500,000  METROPOLITAN GOVERNMENTS OF NASHVILLE & DAVIDSON COUNTY TN HEALTH &
            EDUCATIONAL FACILITIES AUTHORITY REVENUE OPEN ARMS DEVELOPMENT CENTER PROJECT       5.00      8/1/12       501,160
14,250,000  METROPOLITAN GOVERNMENTS OF NASHVILLE & DAVIDSON COUNTY TN HEALTH & EDUCATIONAL
            FACILITIES AUTHORITY REVENUE VOLUNTEER HEALTH CARE ESCROWED TO MATURITY             5.72**    6/1/21     3,855,908

                                                                                                                     4,357,068
                                                                                                                  ------------
TEXAS - 11.57%

 6,000,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER PROJECT
            SECOND TIER SERIES B                                                                5.75      1/1/32     5,987,100
 3,500,000  AUSTIN TX IDR CONVENTION ENTERPRISES INCORPORATED PROJECT FIRST TIER
            SERIES A US BANCORP PIPER JAFFRAY LOC                                               6.70      1/1/32     3,554,005
   245,000  BAYTOWN TX HOUSING FINANCE CORPORATION SFMR SERIES 1992 A                           8.50      9/1/11       264,852
   500,000  BEAUMONT TX HOUSING CORPORATION MFHR PARK SHADOWS PROJECT
            SERIES A COLLATERALIZED BY FNMA                                                     6.45     6/15/22       501,625
 1,335,000  BEAUMONT TX HOUSING FINANCE CORPORATION REVENUE                                     9.20      3/1/12     1,386,224
   325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT GO PSFG                                      6.75     8/15/20       389,100
 2,000,000  COLUMBIA & BRAZORIA TX INDEPENDENT SCHOOL DISTRICT GO PSFG                          4.75      2/1/25     1,800,580
   985,000  CORPUS CHRISTI TX HFA REVENUE SERIES A MBIA INSURED                                 7.70      7/1/11     1,017,416
   700,000  DENISON TX HOSPITAL AUTHORITY REVENUE TEXOMA MEDICAL CENTER INCORPORATED PROJECT    6.13     8/15/17       632,520
 2,395,000  DESOTO TX HOUSING FINANCE CORPORATION MFHR WINDSOR FOUNDATION PROJECT SERIES A      7.00      2/1/25     2,721,965
 4,000,000  EL PASO TX HOUSING FINANCE CORPORATION SFMR SERIES A COLLATERALIZED BY GNMA         4.85      4/1/33     4,236,200
   175,000  GALVESTON COUNTY TX PROPERTY FINANCE AUTHORITY INCORPORATED SFMR SERIES A           8.50      9/1/11       181,529
 1,300,000  GRAPE CREEK-PULLIAM TX INDEPENDENT SCHOOL DISTRICT PUBLIC FACILITIES
            CORPORATION GO                                                                      7.25     5/15/21     1,512,576
 1,070,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT PUBLIC FACILITIES CORPORATION
            LEASE REVENUE                                                                       5.50   10/15/12     1,078,410
   500,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT MARINE TERMINAL REVENUE GATX
            TERMINALS CORPORATION PROJECT                                                       6.95      2/1/22       513,120
 2,660,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES A1                               8.00      6/1/14     2,856,069
 1,620,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES B1                               8.00      6/1/14     1,770,611
 1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT GO PSFG                                     4.25     2/15/18       880,810
 1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT GO PSFG                                     4.25     2/15/19       871,880
 3,040,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION REVENUE MEMORIAL HEALTH
            SYSTEM OF EAST TEXAS                                                                6.88     2/15/26     2,733,872

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
TEXAS (continued)

$  820,000  PORT ARTHUR TX HOUSING FINANCE CORPORATION SFMR                                     8.70%     3/1/12  $    908,929
 4,180,000  SAN ANTONIO TX HIGHER EDUCATIONAL AUTHORITY INCORPORATED REVENUE UNIVERSITY
            TEXAS AT SAN ANTONIO PHASE I                                                        7.13     11/1/15     4,456,591
   200,000  SOCORRO TX EDUCATION FACILITIES REVENUE INDEPENDENT SCHOOL DISTRICT GO PSFG         5.75     2/15/21       204,790
   160,000  TEXARKANA TX HFFA WADLEY REGIONAL MEDICAL CENTER SERIES B MBIA INSURED              6.00     10/1/17       174,653
 2,200,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS SFMR SERIES A               8.10      9/1/15     2,400,310
 3,250,000  TEXAS STATE HOUSING REVENUE SERIES A                                                5.65     12/1/17     3,299,205
   260,000  TRAVIS COUNTY TX HOUSING FINANCE CORPORATION RESIDENTIAL MORTGAGE REVENUE
            GNMA & FNMA MORTGAGE BACKED SECURITIES SERIES A COLLATERALIZED BY GNMA/FNMA         7.00     12/1/11       268,765
 1,400,000  UNITED INDEPENDENT SCHOOL DISTRICT TX GO CHASE MANHATTAN BANK LOC PSFG              5.25     8/15/27     1,363,796

                                                                                                                    47,967,503
                                                                                                                  ------------
UTAH - 2.04%

   500,000  PROVO CITY UT HOUSING AUTHORITY MFHR LOOKOUT POINT APARTMENTS PROJECT
            COLLATERALIZED BY GNMA                                                              5.80     7/20/22       508,340
   275,000  SALT LAKE CITY UT METROPOLITAN WATER DISTRICT WATER REVENUE FGIC INSURED            4.10      8/1/04       250,850
 1,860,000  SALT LAKE COUNTY UT EDUCATIONAL FACILITIES REVENUE WESTMINSTER COLLEGE PROJECT      5.75     10/1/27     1,827,655
 3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY MFHR BRIDGESIDE PROJECT FHA INSURED           6.38     11/1/33     3,386,706
 1,100,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES H AMBAC INSURED                6.70     11/1/15     1,140,491
   250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY LEASE REVENUE STATE FACILITIES MASTER
            LEASE PROGRAM SERIES C FSA INSURED                                                  5.50     5/15/19       263,733
    60,000  UTAH STATE HOUSING FINANCE AGENCY SFMR FHA/VA/PRIVATE MORTGAGES INSURED             6.80      1/1/12        61,534
     5,000  UTAH STATE HOUSING FINANCE AUTHORITY SFMR SENIOR ISSUE D2 FHA INSURED               6.45      1/1/11         5,155
 1,000,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY LEASE REVENUE MBIA INSURED             5.75    12/15/19     1,037,380

                                                                                                                     8,481,844
                                                                                                                  ------------
VERMONT - 0.32%

   365,000  VERMONT HOUSING FINANCE AGENCY SFMR SERIES 9 MBIA INSURED                           6.00      5/1/37       373,377
   900,000  VERMONT STATE STUDENT ASSISTANCE REVENUE FINANCING PROGRAM SERIES B FSA INSURED     6.70    12/15/12       936,261

                                                                                                                     1,309,638
                                                                                                                  ------------
VIRGINIA - 1.93%

 3,000,000  FAIRFAX COUNTY VA REDEVELOPMENT & HOUSING AUTHORITY MFHR BURKE SHIRE COMMONS        7.60     10/1/36     3,199,800
   250,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD REVENUE SERIES A                        5.00     8/15/05       243,448
 1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES A                   5.50     8/15/28       846,400
 1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES A CRESTAR
            BANK LOC                                                                            5.25     8/15/08       964,240
 5,775,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES B CRESTAR
            BANK LOC                                                                            5.50**   8/15/12     2,708,821

                                                                                                                     7,962,709
                                                                                                                  ------------
WASHINGTON - 7.15%

   500,000  CLARK COUNTY WA SCHOOL DISTRICT NO 98 HOCKINSON EDUCATION FACILITIES REVENUE
            MBIA INSURED                                                                        6.15     12/1/15       551,735
   110,000  KING COUNTY WA SEWER REVENUE GO MBIA INSURED                                        6.13      1/1/33       114,879
 1,748,000  KITSAP COUNTY WA HOUSING AUTHORITY REVENUE MFHR LOW INCOME HOUSING
            COLLATERIZED BY GNMA                                                                7.10     8/20/16     2,019,377
 6,205,000  PORT LONGVIEW WA REVENUE SERIES A                                                   5.00     12/1/14     5,992,851
 1,000,000  SEATTLE WA HOUSING AUTHORITY MFHR LOAN-KIN ON PROJECT COLLATERALIZED BY GNMA        7.40    11/20/36     1,110,960
   500,000  SEATTLE WA WATER SYSTEM REVENUE SERIES B FGIC INSURED                               6.00      7/1/29       533,285

                                                                                              INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE        VALUE
WASHINGTON (continued)

$  220,000  SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT POWER REVENUE GENERATION SYSTEM
            PROJECT FGIC INSURED                                                                6.00%     1/1/18  $    233,347
   110,000  STEVENS COUNTY WA PCR WASHINGTON WATER & POWER COMPANY KETTLE PROJECT               6.00     12/1/23       107,088
 1,115,000  VANCOUVER WA HOUSING AUTHORITY REVENUE POOLED HOUSING SENIOR SERIES A               5.50      3/1/28     1,072,708
 1,100,000  VANCOUVER WA HOUSING AUTHORITY REVENUE SPRINGBROOK SQUARE SERIES A                  5.65      3/1/31       973,676
 2,750,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT #2 SERIES A     6.00      7/1/07     3,002,725
   250,000  WASHINGTON STATE GO SERIES B AT-7                                                   6.40      6/1/17       289,600
 1,400,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE KADLEC MEDICAL
            CENTER PROJECT                                                                      6.00     12/1/30     1,425,116
 4,000,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT HOUSING REVENUE
            OCEAN RIDGE APARTMENTS PROJECT SERIES A                                             5.25      7/1/02     4,001,960
   250,000  WASHINGTON STATE HOUSING FINANCE COMMISSION REVENUE SEATTLE UNIVERSITY
            AUXILIARY SERVICES PROJECT BANK OF AMERICA NW NA LOC                                5.30      7/1/31       237,078
   975,000  WASHINGTON STATE HOUSING FINANCE COMMISSION SFMR GNMA & FNMA
            SECURITIES PROGRAM SERIES E COLLATERALIZED BY GNMA/FNMA                             7.10      7/1/22       992,882
 3,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SERIES C                                       5.38      7/1/15     3,031,710
 3,980,000  WASHINGTON STATE UNIVERSITY OF WASHINGTON EDUCATION LEASE REVENUE 4225
            ROOSEVELT PROJECT SERIES A MBIA-IBC INSURED                                         5.38      6/1/29     3,959,861

                                                                                                                    29,650,838
                                                                                                                  ------------
WASHINGTON DC - 1.79%

 8,300,000  WASHINGTON DC CONVENTION CENTER AUTHORITY DEDICATED TAX REVENUE SENIOR LIEN
            AMBAC INSURED                                                                       4.75     10/1/28     7,428,666
                                                                                                                  ------------

WEST VIRGINIA - 0.03%

   140,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY REVENUE FAIRMONT GENERAL
            HOSPITAL PROJECT SERIES A                                                           6.75      3/1/14       138,925
                                                                                                                  ------------

WISCONSIN - 2.11%

   550,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP REVENUE
            SERIES A                                                                            6.00      9/1/15       556,870
   145,000  WISCONSIN STATE GO SERIES D                                                         5.80      5/1/20       147,257
 1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE AGNESIAN
            HEALTHCARE INCORPORATED PROJECT                                                     6.00      7/1/30       979,810
 7,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE AURORA
            HEALTH CARE PROJECT SERIES B FIRSTAR BANK MILWAUKEE LOC                             5.63     2/15/29     6,049,470
 1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE FRANCISCAN
            SKEMP MEDICAL CENTER INCORPORATED PROJECT                                           6.13    11/15/15     1,040,790

                                                                                                                     8,774,197
                                                                                                                  ------------
WYOMING - 1.57%

   500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION GAS SUPPLY
            REVENUE LOWER VALLEY POWER & LIGHT PROJECT SERIES B GUARANTEED BY NATIONAL
            RURAL UTILITIES COOPERATIVE FINANCE CORPORATION                                     5.88      5/1/26       508,550
   400,000  TETON COUNTY WY EDUCATION FACILITIES REVENUE SCHOOL DISTRICT #401 FSA INSURED       5.50      8/1/10       419,848
   600,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ACA INSURED                               5.80     12/1/17       595,956
 3,620,000  WYOMING CDA HOUSING REVENUE SERIES 1                                                5.38      6/1/22     3,570,623
   400,000  WYOMING CDA HOUSING REVENUE SERIES 4 REMARKETED 8/21/97                             5.85      6/1/28       405,371
 1,000,000  WYOMING CDA SFMR SERIES A FHA/VA INSURED                                            6.00      6/1/23     1,017,730

                                                                                                                     6,518,078
                                                                                                                  ------------

TOTAL MUNICIPAL BONDS (COST $372,601,483)                                                                          382,819,994
                                                                                                                  ------------

                                                                                              INTEREST   MATURITY
SHARES      SECURITY NAME                                                                       RATE       DATE        VALUE
CLOSED END MUTUAL FUNDS - 4.38%

    60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                   $    864,936
   357,724  DREYFUS MUNICIPAL INCOME FUND                                                                            3,137,239
    75,530  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                      679,770
   261,246  DREYFUS STRATEGIC MUNICIPALS FUND                                                                        2,432,200
     8,585  EATON VANCE MUNICIPAL INCOME TRUST                                                                         109,630
   100,136  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                    1,271,727
    24,112  MUNICIPAL PARTNERS FUND                                                                                    302,847
   115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                 1,726,230
   189,766  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                2,762,993
   105,143  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                     1,465,693
    91,984  SELIGMAN SELECT MUNICIPAL FUND                                                                             938,237
    57,005  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                792,370
    42,976  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                             523,448
    80,979  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                         1,183,103

TOTAL CLOSED END MUTUAL FUNDS (COST $15,868,590)                                                                    18,190,423
                                                                                                                  ------------

MUNICIPAL DEMAND NOTES - 1.86%

PRINCIPAL

ILLINOIS - 1.20%

$5,000,000  CHICAGO IL BOARD OF EDUCATION REVENUE SERIES B +                                    2.65%     3/1/32     5,000,000
                                                                                                                   -----------

VIRGINIA - 0.66%

 2,750,000  RICHMOND VA REDEVELOPMENT & HOUSING AUTHORITY TOBACCO REVENUE
            SERIES B REMARKETED 12/1/98+                                                        2.90     10/1/24     2,750,000

TOTAL MUNICIPAL DEMAND NOTES (COST $7,750,000)                                                                       7,750,000
                                                                                                                  ------------

SHORT-TERM INVESTMENTS - 1.50%

SHARES

 2,270,568  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND #                     2.97                 2,270,568
 3,975,973  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST #                                  2.84                 3,975,973

TOTAL SHORT-TERM INVESTMENTS (COST $6,246,541)                                                                       6,246,541
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $402,466,614)*                           100.00%                                                            $415,006,958
OTHER ASSETS AND LIABILITIES, NET                0.00                                                                   (7,254)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $414,999,704
                                               ======                                                             ============


# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.

+  VARIABLE RATE SECURITY.

++ THE SECURITY IS CURRENTLY IN DEFAULT IN REGARDS TO ITS INTEREST PAYMENT.

** ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
   DETERMINED AT DATE OF PURCHASE.

*  COST FOR FEDERAL INCOME TAX PURPOSES IS
   $404,115,598 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $16,751,103
   GROSS UNREALIZED DEPRECIATION                                   (5,859,743)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $10,891,360


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NEBRASKA TAX-FREE FUND


PRINCIPAL        SECURITY NAME                                                            INTEREST RATE   MATURITY DATE    VALUE

MUNICIPAL BONDS - 93.45%

COLORADO - 1.21%

$  600,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                           5.70%           9/15/23    $  493,464
   275,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #1 GO SERIES A BANK OF CHERRY CREEK NA LOC   5.50           12/15/14       289,938

                                                                                                                           783,402
                                                                                                                        ----------

ILLINOIS - 2.65%

 1,000,000  ILLINOIS STATE SALES TAX REVENUE SERIES Q CONTINENTAL BANK LOC                   6.00            6/15/09     1,109,510
   600,000  PALATINE IL MFHR REVENUE PRAIRIEBROOK PROJECT SERIES A COLLATERALIZED BY FNMA    5.50            12/1/26       610,824

                                                                                                                         1,720,334
                                                                                                                        ----------

IOWA - 0.81%

   500,000  SIOUX CITY IA GO                                                                 6.20             6/1/04       524,870
                                                                                                                        ----------

MICHIGAN - 1.54%

 1,000,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY HOUSING REVENUE
            MERRILL LYNCH & COMPANY MBIA INSURED                                             5.30            12/1/16       998,910
                                                                                                                        ----------

MINNESOTA - 1.57%

 1,000,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE GIANTS
            RIDGE RECREATIONAL AREA                                                          7.25            11/1/16     1,018,030
                                                                                                                        ----------

NEBRASKA - 75.98%

   300,000  CORNHUSKER PUBLIC WATER DISTRICT NE ELECTRIC SYSTEM REVENUE                      5.20             3/1/03       309,780
 1,000,000  DAWSON COUNTY NE SCHOOL DISTRICT #11 FSA INSURED                                 5.50           12/15/26     1,016,880
 2,000,000  DODGE COUNTY NE GO SCHOOL DISTRICT #1 FREMONT                                    5.50           12/15/20     2,054,880
   750,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #17 MILLARD PROJECT
            SERIES A FIRST NATIONAL BANK OF OMAHA LOC                                        5.30            10/1/07       760,290
 1,000,000  DOUGLAS COUNTY NE ZOO FACILITY REVENUE OMAHA                                     5.88             9/1/14     1,067,010
            HENRY DOORLY ZOO PROJECT FIRST NATIONAL BANK OF OMAHA LOC
   520,000  GAGE COUNTY NE SCHOOL DISTRICT #15 AMBAC INSURED                                 5.50           12/15/09       531,679
 1,000,000  GRAND ISLAND NE ELECTRIC REVENUE MBIA INSURED                                    5.13            8/15/16     1,007,390
   500,000  GRAND ISLAND NE SANITATION SEWER REVENUE NATIONAL BANK OF COMMERCE LOC           5.60             4/1/06       528,585
   500,000  GRAND ISLAND NE SEWER REVENUE                                                    5.75             4/1/07       528,155
   400,000  HALL COUNTY NE SCHOOL DISTRICT #2 GO GRAND ISLAND PROJECT FIRST BANK NA LOC      5.00            8/15/08       400,356
 2,520,000  LANCASTER COUNTY NE HFFA HOSPITAL REVENUE BRYAN MEDICAL CENTER PROJECT
            SERIES A AMBAC INSURED                                                           5.50             6/1/20     2,566,166
 1,000,000  LANCASTER COUNTY NE HFFA HOSPITAL REVENUE BRYAN MEMORIAL HOSPITAL PROJECT
            SERIES A MBIA INSURED                                                            5.10             6/1/10     1,040,250
 1,000,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 GO LINCOLN PUBLIC SCHOOLS                 5.25            7/15/19     1,007,440
 1,000,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 GO LINCOLN PUBLIC SCHOOLS PROJECT
            NATIONAL BANK OF COMMERCE LOC                                                    5.00            1/15/09     1,034,230
   600,000  LANCASTER COUNTY NE SCHOOL DISTRICT #145 GO WAVERLY PROJECT AMBAC INSURED        5.70            12/1/16       609,468
 1,250,000  LINCOLN NE ELECTRIC SYSTEM REVENUE SERIES A NATIONAL BANK OF COMMERCE            5.00             9/1/06     1,302,363
 1,500,000  LINCOLN NE ELECTRIC SYSTEM REVENUE SERIES A NATIONAL BANK OF COMMERCE            5.30             9/1/09     1,556,055
   500,000  LINCOLN NE ELECTRIC SYSTEM REVENUE SERIES A NATIONAL BANK OF COMMERCE            5.40             9/1/10       518,680
   300,000  LINCOLN NE HOSPITAL REVENUE LINCOLN GENERAL PROJECT SERIES A FSA INSURED
            COLLATERALIZED BY STATE & LOCAL GOVERNMENT                                       5.60            12/1/03       316,872
 1,000,000  LINCOLN NE PACKAGE REVENUE SERIES A NATIONAL BANK OF COMMERCE LOC                5.38            8/15/14     1,039,630
   400,000  LINCOLN NE POWER SUPPLY FACILITIES ELECTRIC SYSTEM REVENUE
            SERIES A NATIONAL BANK OF COMMERCE COLLATERALIZED BY USG                         5.40             9/1/04       419,304


PRINCIPAL        SECURITY NAME                                                            INTEREST RATE   MATURITY DATE    VALUE

NEBRASKA (continued)
$  500,000  LINCOLN NE WATERWORKS REVENUE                                                    5.30%           8/15/09    $  519,085
   500,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED
            LEASE RENTAL GO OF COMMUNITY                                                     5.25           10/15/08       533,915
   745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED
            LEASE RENTAL GO OF COMMUNITY                                                     5.80           10/15/18       782,942
   400,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS REVENUE SERIES A AMBAC  5.40             4/1/03       415,012
   500,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION NE UTILITIES REVENUE
            DTV PROJECT                                                                      6.00             2/1/07       544,655
 1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION NE UTILITIES REVENUE
            DTV PROJECT                                                                      6.00             2/1/10     1,382,300
   490,000  NEBRASKA INVESTMENT FINANCE AUTHORITY HOSPITAL REVENUE GREAT PLAINS REGIONAL
            MEDICAL CENTER PROJECT COLLATERALIZED BY ASSET GUARANTY INSURANCE COMPANY        5.55            5/15/03       510,404
   500,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY DWELLING REVENUE FATHER
            FLANAGANS BOYS HOME PROJECT AMBAC INSURED                                        5.00             7/1/03       500,735
 1,000,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY HFFA CHILDRENS HEALTHCARE SERVICES       5.00            8/15/11     1,029,600
   135,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY REVENUE SFMR SERIES A1                   5.40             9/1/03       137,134
 2,000,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY REVENUE SFMR SERIES C                    6.30             9/1/20     2,102,800
   360,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY REVENUE STATE REVOLVING FUND             6.40             7/1/05       376,153
 1,000,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY SFMR COLLATERALIZED BY
            GNMA/FNMA/FHLMC SERIES E                                                         5.90             9/1/24     1,024,080
 2,000,000  NEBRASKA INVESTMENT FINANCIAL AUTHORITY SFMR COLLATERALIZED BY
            GNMA/FNMA/FHLMC SERIES E                                                         5.95             9/1/31     2,049,500
 1,250,000  NEBRASKA PUBLIC GAS AGENCY GAS SUPPLY SYSTEMS REVENUE SERIES A                   5.30             4/1/03     1,275,800
   225,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE ELECTRIC SYSTEMS SERIES A                 6.00             1/1/06       233,177
 1,000,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE SERIES A FSA INSURED                      5.13             1/1/19       998,280
 1,020,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE SERIES A MBIA INSURED                     5.25             1/1/12     1,065,665
   540,000  OMAHA NE AIRPORT AUTHORITY AIRPORT REVENUE MBIA INSURED                          5.00             1/1/08       562,383
   700,000  OMAHA NE GO                                                                      5.25            12/1/12       734,594
   500,000  OMAHA NE GO PREREFUNDED 9/1/01 @ 102                                             6.10             9/1/04       512,850
   500,000  OMAHA NE IMPOUND FACILITIES CORPORATION FIRST NATIONAL BANK OF OMAHA             5.55             8/1/14       507,550
   500,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE
            OMAHA PARK FOUR & FIVE PROJECTS                                                  5.70            9/15/15       524,430
   475,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE
            OMAHA PARK FOUR & FIVE PROJECTS SERIES A                                         5.20            9/15/09       499,111
   235,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA PARK SEVEN PROJECT
            SERIES A                                                                         5.45             5/1/15       243,862
   250,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA PARK SEVEN PROJECT
            SERIES A                                                                         5.50             5/1/16       259,238
 1,000,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES A                         5.40             2/1/06     1,065,890
   500,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES B                         5.60             2/1/12       517,405
   750,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES D                         5.30             2/1/16       756,983
 1,000,000  OMAHA NE SPECIAL TAX REVENUE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT
            OMAHA PARK SEVEN PROJECT SERIES A                                                6.00            11/1/14     1,050,210
 1,730,000  PAPILLION-LA VISTA NE SCHOOL DISTRICT NO 27 SARPY COUNTY GO DEFERRED
            MAINTENANCE PROJECT                                                              5.75            12/1/15     1,792,626
 1,000,000  UNIVERSITY OF NE CORPORATE FACILITIES REVENUE                                    5.25            7/15/11     1,048,520
   700,000  UNIVERSITY OF NE CORPORATE FACILITIES REVENUE UNIVERSITY OF NEBRASKA
            MEDICAL CENTER PROJECT                                                           5.45             7/1/08       747,362
 1,200,000  UNIVERSITY OF NE FACILITIES REVENUE MEMORIAL STADIUM IMPROVEMENT PROJECT         4.95            11/1/09     1,231,464


PRINCIPAL        SECURITY NAME                                                            INTEREST RATE   MATURITY DATE    VALUE

NEBRASKA (continued)
$  740,000  UNIVERSITY OF NE UNIVERSITY REVENUE KEARNEY STUDENT FEES & FACILITIES PROJECT
            WELLS FARGO BANK IOWA LOC                                                        5.75%            7/1/20    $  763,443
   275,000  UNIVERSITY OF NE UNIVERSITY REVENUE STUDENT FEE & FACILITIES KEARNEY
            PROJECT NORWEST BANK INTERNATIONAL LOC                                           5.15             7/1/09       275,140
   310,000  UNIVERSITY OF NE UNIVERSITY REVENUE UNIVERSITY NEBRASKA-LINCOLN PACKAGE
            PROJECT FIRST BANK NA LOC                                                        5.40             6/1/13       315,630
   800,000  UNIVERSITY OF NE UNIVERSITY REVENUE UNIVERSITY NEBRASKA-LINCOLN PACKAGE
            PROJECT US BANK NA LOC                                                           5.80             6/1/20       821,816

                                                                                                                        49,327,207
                                                                                                                        ----------

NEVADA - 0.93%

   180,000  NEVADA HOUSING DIVISION SFMR SERIES A1                                           5.60            10/1/07       191,707
   385,000  NEVADA STATE GO WATER POLLUTION CONTROL REVOLVING FUND PROJECT SERIES B          5.40             2/1/08       411,376

                                                                                                                           603,083
                                                                                                                        ----------

NEW YORK - 0.23%

   150,000  NEW YORK NY GO SERIES B FGIC INSURED                                             7.25            10/1/05       151,724
                                                                                                                        ----------


OHIO - 0.38%

   250,000  OHIO STATE GO                                                                    5.80             8/1/01       250,695
                                                                                                                        ----------

PUERTO RICO - 3.63%

 1,000,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                  5.75             7/1/20     1,042,070
   200,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY REVENUE
            SERIES A AMBAC INSURED                                                           5.00             7/1/11       209,620
 1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A FSA INSURED                        5.75             8/1/11     1,108,840

                                                                                                                         2,360,530
                                                                                                                        ----------

TEXAS - 2.03%

 1,000,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER SERIES A         6.60             1/1/21     1,011,450
    85,000  HOUSTON TX SERIES C PREREFUNDED 3/1/02 @ 100                                     5.90             3/1/03        86,773
   215,000  HOUSTON TX SERIES C UNREFUNDED BALANCE                                           5.90             3/1/03       218,831

                                                                                                                         1,317,054
                                                                                                                        ----------

WASHINGTON - 2.49%

 1,000,000  SEATTLE WA DRAIN & WASTEWATER UTILITY REVENUE                                    5.75            11/1/12     1,089,300
   500,000  WASHINGTON STATE HFFA HEALTH CARE REVENUE SISTERS OF PROVIDENCE PROJECT FGIC
            INSURED                                                                          5.90            10/1/03       527,605

                                                                                                                         1,616,905
                                                                                                                        ----------

TOTAL MUNICIPAL BONDS (COST $58,557,105)                                                                                60,672,744
                                                                                                                        ----------

MUNICIPAL DEMAND NOTES - 7.08%

NEBRASKA - 7.08%

 3,700,000  LANCASTER COUNTY NE HFFA IMMANUEL HEALTH SYSTEMS SERIES A LASALLE BANK NA LOC+   3.35             7/1/30     3,700,000
   900,000  SARPY COUNTY NE HOSPITAL AUTHORITY #1 HFFA REVENUE IMMANUEL HEALTH SYSTEMS
            SERIES B LASALLE BANK LOC+                                                       3.35             7/1/30       900,000

TOTAL MUNICIPAL DEMAND NOTES (COST $4,600,000)                                                                           4,600,000
                                                                                                                        ----------



SHARES           SECURITY NAME                                                            INTEREST RATE                    VALUE

SHORT-TERM INVESTMENTS - 0.23%
   149,555  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND+/- (COST $149,555)     2.97                 $    149,555
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $63,306,660)*                            100.76%                                                                  65,422,299
OTHER ASSETS AND LIABILITIES NET                (0.76)                                                                    (493,299)
                                               ------                                                                 ------------
TOTAL NET ASSETS                               100.00%                                                                $ 64,929,000
                                                                                                                      ============

+  VARIABLE RATE SECURITY

+/- THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
    PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


   GROSS UNREALIZED APPRECIATION                                   $2,125,147
   GROSS UNREALIZED DEPRECIATION                                       (9,508)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                     $2,115,639




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   OREGON TAX-FREE FUND


PRINCIPAL        SECURITY NAME                                                            INTEREST RATE   MATURITY DATE    VALUE

MUNICIPAL BONDS - 98.04%

OREGON - 95.85%

$1,000,000   BENTON COUNTY OR HOSPITAL FACILITIES AUTHORITY
             REVENUE SAMARITAN HEALTH SERVICES PROJECT                                       5.13%           10/1/28   $   885,990
   250,000   CHEMEKETA OR COMMUNITY COLLEGE DISTRICT
             EDUCATIONAL FACILITIES REVENUE MBIA INSURED                                     6.50             7/1/07       273,500
 1,000,000   CHEMEKETA OR COMMUNITY COLLEGE DISTRICT
             GO SERIES B FSA INSURED                                                         5.60             6/1/14     1,045,080
   500,000   CLACKAMAS COUNTY OR HOSPITAL FACILITIES
             AUTHORITY HEALTH CARE REVENUE LEGACY HEALTH SYSTEM PROJECT                      4.75             5/1/11       496,980
 2,500,000   CLACKAMAS COUNTY OR HOSPITAL FACILITIES
             AUTHORITY HEALTH CARE REVENUE LEGACY HEALTH SYSTEM PROJECT                      5.25             5/1/21     2,424,900
   495,000   CLACKAMAS COUNTY OR HOSPITAL FACILITIES
             AUTHORITY REVENUE JENNINGS LODGE PROJECT COLLATERALIZED BY GNMA                 7.50           10/20/31       501,489
 1,800,000   CLACKAMAS COUNTY OR HOSPITAL FACILITIES
             AUTHORITY REVENUE LEGACY HEALTH SYSTEMS                                         5.25            2/15/17     1,799,892
 1,000,000   CLACKAMAS COUNTY OR HOSPITAL FACILITIES
             AUTHORITY REVENUE ODD FELLOWS HOME SERIES A                                     5.88            9/15/21       844,000
   300,000   CLACKAMAS COUNTY OR HOSPITAL FACILITIES
             AUTHORITY REVENUE SISTERS PROVIDENCE SERIES A                                   6.38            10/1/05       310,617
 1,000,000   EMERALD PEOPLES OR UTILITIES DISTRICT UTILITIES
             REVENUE FGIC INSURED                                                            7.35            11/1/07     1,181,140
 1,035,000   JACKSON COUNTY OR SCHOOL DISTRICT #004 GO SEATTLE                               5.50            6/15/14     1,095,175
 2,000,000   KLAMATH FALLS OR ELECTRIC REVENUE SENIOR LIEN-KLAMATH
             COGEN PROJECT US BANK LOC                                                       6.00             1/1/25     1,894,140
   500,000   MULTNOMAN COUNTY OR EDUCATIONAL FACILITIES
             REVENUE UNIVERSITY OF PORTLAND PROJECT SEATTLE                                  6.00             4/1/25       511,905
 1,000,000   OREGON STATE DEPARTMENT ADMINISTRATIVE
             SERVICES COP SERIES A AMBAC INSURED                                             6.25             5/1/17     1,154,520
   175,000   OREGON STATE GO                                                                 9.00            10/1/05       210,887
   480,000   OREGON STATE GO                                                                 7.25             7/1/07       562,498
 1,000,000   OREGON STATE GO BOARD HIGHER EDUCATION SERIES D                                 5.75             8/1/29     1,047,890
 1,765,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL
             FACILITIES AUTHORITY GNMA MORTGAGE BACKED SECURITIES
             PROJECT SERIE A COLLATERIZED BY GNMA                                            5.00            6/20/42     1,871,535
 1,250,000   OREGON STATE HEALTH HOUSING EDUCATIONAL &
             CULTURAL FACILITIES AUTHORITY HEALTH CARE
             REVENUE LINFIELD COLLEGE PROJECT SERIES A                                       6.50            10/1/15     1,330,300
 2,650,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL
             FACILITIES AUTHORITY REVENUE                                                    5.25            10/1/16     2,161,075
 1,715,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL
             FACILITIES AUTHORITY REVENUE CEDARWEST
             HOUSING PROJECT SERIES A U.S. BANK NA
             LOC MANDATORY TENDER 1/2/08 @ 100                                               4.75             1/1/30     1,693,288
 1,500,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL
             FACILITIES AUTHORITY REVENUE SENIOR LIEN
             ASPEN FOUNDATION II SERIES A                                                    6.13            4/15/29     1,260,330
 2,475,000   OREGON STATE HOUSING & COMMUNITY SERVICES
             DEPARTMENT MORTGAGE REVENUE SFMR SERIES M                                       6.20             7/1/28     2,584,989
 1,000,000   PORT ST. HELENS OR PCR PORTLAND
             GENERAL ELECTRIC COMPANY PROJECT SERIES A                                       5.25             8/1/14       965,080



PRINCIPAL        SECURITY NAME                                                            INTEREST RATE   MATURITY DATE    VALUE

OREGON (continued)
$  375,000   PORTLAND OR AIRPORT REVENUE PORTLAND INTERNATIONAL
             AIRPORT PROJECT SERIES D FGIC INSURED                                           5.25%            7/1/12   $   390,926
   810,000   PORTLAND OR GO SERIES A                                                         4.88             6/1/18       786,972
 1,000,000   PORTLAND OR HOUSING AUTHORITY MFHR LA TOURELLE
             APARTMENTS SERIES A                                                             6.25             1/1/30       965,230
 1,000,000   PORTLAND OR HOUSING AUTHORITY REVENUE
             POOLED HOUSING SERIES A                                                         5.00            6/15/14       953,980
  1,000,000  PORTLAND OR REVENUE LIMITED TAX SERIES B                                        5.07F            6/1/16       458,540
 1,500,000   PORTLAND OR SEWER SYSTEMS REVENUE SERIES A
             MBIA INSURED                                                                    4.50             6/1/18     1,370,715
 1,000,000   PORTLAND OR URBAN RENEWAL & REDEVELOPMENT
             OREGON CONVENTION CENTER PROJECT SERIES A AMBAC INSURED                         5.75             1/1/19     1,067,970
  2,575,000  WASHINGTON & CLACKAMAS COUNTIES OR GO SCHOOL DISTRICT #23                       6.19F           6/15/24       737,557
 1,000,000   WASHINGTON COUNTY OR HOUSING AUTHORITY
             MFHR TUALATIN MEADOWS PROJECT COLLATERIZED BY FNMA                              6.00             5/1/32     1,025,600
 1,000,000   WASHINGTON COUNTY OR HOUSING AUTHORITY REVENUE
             AFFORDABLE HOUSING POOL SERIES A                                                6.13             7/1/29       936,090
   550,000   WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITIES AUTHORITY
             REVENUE SISTERS ST. JOSEPH PEACE MBIA INSURED                                   5.63             8/1/07       584,777
                                                                                                                        37,385,557
                                                                                                                       -----------

PUERTO RICO - 2.19%

   500,000   CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                 5.75             7/1/20       521,035
    30,000   COMMONWEALTH OF PUERTO RICO AQUEDUCT & SEWER
             AUTHORITY REVENUE COLLATERALIZED BY USG                                        10.25             7/1/09        38,034
   285,000   PUERTO RICO HOUSING FINANCE CORPORATION MFHR
             PORTFOLIO AI GOVERNMENT DEVELOPMENT BANK
             FOR PUERTO RICO LOC                                                             7.50             4/1/22       295,380

                                                                                                                           854,449
                                                                                                                       -----------

Total Municipal Bonds (Cost $38,243,066)                                                                                38,240,006
                                                                                                                       -----------

SHARES

CLOSED END MUTUAL FUNDS- 2.06%

    16,556   DREYFUS MUNICIPAL INCOME FUND                                                                             $   145,196
    11,636   DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                         104,724
    18,350   DREYFUS STRATEGIC MUNICIPALS FUND                                                                             170,838
     1,608   MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                          20,422
     1,250   MUNICIPAL PARTNERS FUND                                                                                        15,700
    10,263   NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                     149,429
     6,122   NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                           85,341
     1,048   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                 12,765
     6,808   VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                               99,465

Total Closed End Mutual Funds (Cost $699,198)                                                                              803,880
                                                                                                                       -----------



PRINCIPAL        SECURITY NAME                                                            INTEREST RATE   MATURITY DATE    VALUE

MUNICIPAL DEMAND NOTES - 0.77%

OREGON - 0.77%

$  300,000   HILLSBORO OR EDUCATION FACILITIES REVENUE OREGON
             GRADUATE INSTITUTE PROJECT COMERICA BANK LOC+/-                                 2.80%            6/1/09   $   300,000
                                                                                                                       -----------

TOTAL MUNICIPAL DEMAND NOTES (COST $300,000)                                                                               300,000
                                                                                                                       -----------

SHORT-TERM INVESTMENTS - 5.35%


SHARES

 1,842,000   WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND #                 2.97                        1,842,000
   244,495   WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST #                              2.84                          244,495

Total Short-Term Instruments (Cost $2,086,495)                                                                           2,086,495
                                                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $41,328,759)*                            106.22%                                                                $ 41,430,381
OTHER ASSETS AND LIABILITIES, NET               (6.22)                                                                  (2,425,446)
                                               ------                                                                 ------------
Total Net Assets                               100.00%                                                                $ 39,004,935
                                               ------                                                                 ------------


+/-  VARIABLE RATE SECURITY.

F ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS DETERMINED AT DATE OF PURCHASE.

# THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


   GROSS UNREALIZED APPRECIATION                                  $ 1,192,101
   GROSS UNREALIZED DEPRECIATION                                   (1,090,479)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $   101,622


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

TAX-FREE FUNDS            STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2001

                                                                                       CALIFORNIA
                                                                           ARIZONA   LIMITED TERM       CALIFORNIA       COLORADO
                                                                          TAX-FREE       TAX-FREE         TAX-FREE       TAX-FREE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                    $21,564,659    $47,811,127     $585,183,932   $108,485,332
   CASH                                                                      1,587          5,544            8,377          1,450
   RECEIVABLE FOR INTEREST AND OTHER                                       397,430        706,773        8,427,893      1,059,997
   RECEIVABLE FOR INVESTMENTS SOLD                                               0      1,002,062                0              0
   RECEIVABLE FOR FUND SHARES ISSUED                                       378,677      1,785,138        2,856,598        206,651
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES                        54,791              0                0              0
   PREPAID EXPENSES AND OTHER ASSETS                                           491              0           29,212              0
                                                                       -----------    -----------     ------------   ------------
TOTAL ASSETS                                                            22,397,635     51,310,644      596,506,012    109,753,430
                                                                       -----------    -----------     ------------   ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                       307,503              0                0      3,315,652
   DIVIDENDS PAYABLE                                                        52,392         16,964          948,816        289,669
   PAYABLE FOR FUND SHARES REDEEMED                                              0            400          921,622            159
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                  0        109,943          490,885         96,035
   PAYABLE TO OTHER RELATED PARTIES                                          9,905         14,987          399,324         15,987
   ACCRUED EXPENSES AND OTHER LIABILITIES                                   34,921         74,142          223,147         46,100
                                                                       -----------    -----------     ------------   ------------
TOTAL LIABILITIES                                                          404,721        216,436        2,983,794      3,763,602
                                                                       -----------    -----------     ------------   ------------
TOTAL NET ASSETS                                                       $21,992,914    $51,094,208     $593,522,218   $105,989,828
                                                                       ===========    ===========     ============   ============

NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                     $21,853,919    $50,579,082     $562,318,254   $105,585,232
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                    (1,480)             1          (42,925)        (9,987)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                   (87,180)        59,490        2,421,364     (3,658,105)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS               227,655        455,635       28,825,525      4,072,688
                                                                       -----------    -----------     ------------   ------------
TOTAL NET ASSETS                                                       $21,992,914    $51,094,208     $593,522,218   $105,989,828
                                                                       ===========    ===========     ============   ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
NET ASSETS - CLASS A                                                   $ 6,230,199    $46,157,013     $379,359,170   $ 48,274,373
SHARES OUTSTANDING - CLASS A                                               601,111      4,467,466       33,753,155      4,644,170
NET ASSET VALUE PER SHARE - CLASS A                                    $     10.36    $     10.33     $      11.24   $      10.39
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1)                          $     10.85    $     10.82     $      11.77   $      10.88
NET ASSETS - CLASS B                                                   $ 5,229,412            N/A     $137,483,552   $ 10,177,337
SHARES OUTSTANDING - CLASS B                                               523,113            N/A       12,001,276        977,829
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                 $     10.00            N/A     $      11.46   $      10.41
NET ASSETS - CLASS C                                                           N/A            N/A     $ 29,468,442            N/A
SHARES OUTSTANDING - CLASS C                                                   N/A            N/A        2,572,030            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                         N/A            N/A     $      11.46            N/A
NET ASSETS - INSTITUTIONAL CLASS                                       $10,533,303    $ 4,937,195     $ 47,211,054   $ 47,538,118
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 1,015,871        485,457        4,190,320      4,572,289
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - INSTITUTIONAL CLASS                                           $    10.37     $    10.17      $     11.27    $     10.40
                                                                       -----------    -----------     ------------   ------------
INVESTMENTS AT COST (NOTE 10)                                          $21,337,004    $47,355,492     $556,358,407   $104,412,644
                                                                       ===========    ===========     ============   ============

-------------------
   (1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                          MINNESOTA                      NATIONAL
                                                                       INTERMEDIATE       MINNESOTA       LIMITED
                                                                           TAX-FREE        TAX-FREE      TAX-FREE
--------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                    $172,276,374     $76,991,078   $63,623,939
   CASH                                                                           0               0             0
   RECEIVABLE FOR INTEREST AND OTHER                                      3,121,849       1,327,689       748,175
   RECEIVABLE FOR INVESTMENTS SOLD                                        7,141,980               0             0
   RECEIVABLE FOR FUND SHARES ISSUED                                        30,000          814,725        21,443
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES                              0               0             0
   PREPAID EXPENSES AND OTHER ASSETS                                            406               0             0
                                                                       ------------     -----------   -----------
TOTAL ASSETS                                                            182,570,609      79,133,492    64,393,557
                                                                       ------------     -----------   -----------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                        545,167               0     2,050,101
   DIVIDENDS PAYABLE                                                        673,059         152,759       142,649
   PAYABLE FOR FUND SHARES REDEEMED                                          78,373          49,329        12,553
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                             128,521          59,531        34,925
   PAYABLE TO OTHER RELATED PARTIES                                           9,283          20,582         2,158
   ACCRUED EXPENSES AND OTHER LIABILITIES                                    43,791          76,342        40,029
                                                                       ------------     -----------   -----------
TOTAL LIABILITIES                                                         1,478,194         358,543     2,282,415
                                                                       ------------     -----------   -----------
TOTAL NET ASSETS                                                       $181,092,415     $78,774,949   $62,111,142
                                                                       ============     ===========   ===========

NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                     $176,602,618     $79,527,971   $62,588,084
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                       (206)        (43,428)      (61,236)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                 (1,257,197)     (2,656,556)   (1,561,839)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              5,747,200       1,946,962     1,146,133
                                                                       ------------     -----------   -----------
TOTAL NET ASSETS                                                       $181,092,415     $78,774,949   $62,111,142
                                                                       ============     ===========   ===========

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
NET ASSETS - CLASS A                                                            N/A     $34,424,231           N/A
SHARES OUTSTANDING - CLASS A                                                    N/A       3,225,091           N/A
NET ASSET VALUE PER SHARE - CLASS A                                             N/A     $     10.67           N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1)                                   N/A     $     11.17           N/A
NET ASSETS - CLASS B                                                            N/A     $19,491,161           N/A
SHARES OUTSTANDING - CLASS B                                                    N/A       1,826,405           N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                          N/A     $     10.67           N/A
NET ASSETS - CLASS C                                                            N/A             N/A           N/A
SHARES OUTSTANDING - CLASS C                                                    N/A             N/A           N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                          N/A             N/A           N/A
NET ASSETS - INSTITUTIONAL CLASS                                       $181,092,415     $24,859,557   $62,111,142
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 18,545,134       2,328,863     5,904,027
NET ASSET VALUE AND OFFERING PRICE PER
SHARE - INSTITUTIONAL CLASS                                            $      9.76      $     10.67     $   10.52
                                                                       ------------     -----------   -----------
INVESTMENTS AT COST (NOTE 10)                                          $166,529,174     $75,044,116   $62,477,806
                                                                       ============     ===========   ===========

                                                                          NATIONAL        NEBRASKA       OREGON
                                                                          TAX-FREE        TAX-FREE      TAX-FREE
------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                   $415,006,958     $65,422,299     $41,430,381
   CASH                                                                    101,416           5,258           5,189
   RECEIVABLE FOR INTEREST AND OTHER                                     5,959,337         895,976         626,217
   RECEIVABLE FOR INVESTMENTS SOLD                                               0       1,496,667       1,238,023
   RECEIVABLE FOR FUND SHARES ISSUED                                       832,648               0             253
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES                             0               0               0
   PREPAID EXPENSES AND OTHER ASSETS                                             0             557           2,422
                                                                      ------------     -----------     -----------
TOTAL ASSETS                                                           421,900,359      67,820,757      43,302,485
                                                                      ------------     -----------     -----------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                     3,101,901       2,570,225       4,162,265
   DIVIDENDS PAYABLE                                                     1,416,828         227,755          47,046
   PAYABLE FOR FUND SHARES REDEEMED                                      1,857,261          35,000               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                            320,773          26,125          39,185
   PAYABLE TO OTHER RELATED PARTIES                                         36,150          11,175          13,513
   ACCRUED EXPENSES AND OTHER LIABILITIES                                  167,742          21,477          35,541
                                                                      ------------     -----------     -----------
TOTAL LIABILITIES                                                        6,900,655       2,891,757       4,297,550
                                                                      ------------     -----------     -----------
TOTAL NET ASSETS                                                      $414,999,704     $64,929,000     $39,004,935
                                                                      ============     ===========     ===========

NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                    $420,891,686     $62,720,599     $39,522,641
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                   (58,802)             (1)         (2,650)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS               (18,373,524)         92,763        (616,678)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS            12,540,344       2,115,639         101,622
                                                                      ------------     -----------     -----------
TOTAL NET ASSETS                                                      $414,999,704     $64,929,000     $39,004,935
                                                                      ============     ===========     ===========

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
NET ASSETS - CLASS A                                                  $ 77,223,454             N/A     $23,072,253
SHARES OUTSTANDING - CLASS A                                             7,562,617             N/A       1,437,584
NET ASSET VALUE PER SHARE - CLASS A                                   $      10.21             N/A     $     16.05
MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1)                         $      10.69             N/A     $     16.81
NET ASSETS - CLASS B                                                  $ 28,270,941             N/A     $12,732,647
SHARES OUTSTANDING - CLASS B                                             2,768,403             N/A       1,295,013
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                $      10.21             N/A     $      9.83
NET ASSETS - CLASS C                                                  $  9,318,648             N/A             N/A
SHARES OUTSTANDING - CLASS C                                               912,520             N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                $      10.21             N/A             N/A
NET ASSETS - INSTITUTIONAL CLASS                                      $300,186,661     $64,929,000     $ 3,200,035
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                29,382,678       6,455,013         199,413
NET ASSET VALUE AND OFFERING PRICE PER
SHARE - INSTITUTIONAL CLASS                                           $      10.22     $     10.06     $     16.05
                                                                      ------------     -----------     -----------
INVESTMENTS AT COST (NOTE 10)                                         $402,466,614     $63,306,660     $41,328,759
                                                                      ============     ===========     ===========


TAX-FREE FUNDS      STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED JUNE 30, 2001

                                                                                       CALIFORNIA
                                                                           ARIZONA   LIMITED TERM   CALIFORNIA     COLORADO
                                                                          TAX-FREE       TAX-FREE     TAX-FREE     TAX-FREE
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                             $1,023,563     $1,923,201   $32,425,187    $ 5,685,066
                                                                        ----------     ----------   -----------    -----------
TOTAL INVESTMENT INCOME                                                  1,023,563      1,923,201    32,425,187      5,685,066
                                                                        ----------     ----------   -----------    -----------

EXPENSES
   ADVISORY FEES                                                            71,993        162,093     2,292,841        371,157
   ADMINISTRATION FEES                                                      27,573         61,888       869,605        142,698
   SHAREHOLDER SERVICING FEES                                               20,293         89,484     1,317,163        121,405
   PORTFOLIO ACCOUNTING FEES                                                46,941          1,912           110         43,468
   CUSTODY                                                                   3,676          8,252       115,947         19,026
   TRANSFER AGENT
    CLASS A                                                                  6,469         68,290       269,110         20,684
    CLASS B                                                                  3,416            N/A        71,659         10,419
    CLASS C                                                                    N/A            N/A        11,779            N/A
    INSTITUTIONAL CLASS                                                      3,745          5,164         4,459          2,473
   DISTRIBUTION FEES
    CLASS B                                                                 27,028            N/A       940,627         58,249
    CLASS C                                                                    N/A            N/A       161,401            N/A
   LEGAL AND AUDIT FEES                                                     39,974         33,387        38,387         35,600
   REGISTRATION FEES                                                         8,735          6,237        19,335          9,330
   DIRECTORS' FEES                                                           4,165          4,165         4,165          4,165
   SHAREHOLDER REPORTS                                                       1,386          3,275        39,188          6,808
   OTHER                                                                     1,888          1,287         4,373          2,336
                                                                        ----------     ----------   -----------    -----------
TOTAL EXPENSES                                                             267,282        445,434     6,160,149        847,818
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                    (162,453)      (143,794)     (675,049)      (218,711)
   NET EXPENSES                                                            104,829        301,640     5,485,100        629,107
                                                                        ----------     ----------   -----------    -----------
NET INVESTMENT INCOME                                                      918,734      1,621,561    26,940,087      5,055,959
                                                                        ----------     ----------   -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                               (51,652)       166,052     7,146,989        480,011
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS   1,101,639        518,020    17,453,573      4,504,817
                                                                        ----------     ----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   1,049,987        684,072    24,600,562      4,984,828
                                                                        ----------     ----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $1,968,721     $2,305,633   $51,540,649    $10,040,787
                                                                        ==========     ==========   ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                   MINNESOTA                         NATIONAL
                                                                                INTERMEDIATE      MINNESOTA      LIMITED-TERM
                                                                                    TAX-FREE       TAX-FREE          TAX-FREE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                                    $10,059,547         $4,221,201         $2,942,235
                                                                               -----------         ----------         ----------
TOTAL INVESTMENT INCOME                                                         10,059,547          4,221,201          2,942,235
                                                                               -----------         ----------         ----------

EXPENSES
   ADVISORY FEES                                                                   722,937            290,994            230,852
   ADMINISTRATION FEES                                                             273,806            110,758             88,371
   SHAREHOLDER SERVICING FEES                                                            0            122,364                  0
   PORTFOLIO ACCOUNTING FEES                                                        20,902             44,750             24,893
   CUSTODY                                                                          36,507             14,768             11,783
   TRANSFER AGENT
    CLASS A                                                                            N/A             47,422                N/A
    CLASS B                                                                            N/A             22,207                N/A
    CLASS C                                                                            N/A                N/A                N/A
    INSTITUTIONAL CLASS                                                             18,528              5,006              7,553
   DISTRIBUTION FEES
    CLASS B                                                                            N/A            134,536                N/A
    CLASS C                                                                            N/A                N/A                N/A
   LEGAL AND AUDIT FEES                                                             36,887             37,887             33,887
   REGISTRATION FEES                                                                 4,533             10,087             14,189
   DIRECTORS' FEES                                                                   4,165              4,165              4,165
   SHAREHOLDER REPORTS                                                              12,028              5,148              4,106
   OTHER                                                                             2,478              1,802                993
                                                                               -----------         ----------         ----------
TOTAL EXPENSES                                                                   1,132,771            851,894            420,792
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                             (40,769)          (273,674)           (68,394)
   NET EXPENSES                                                                  1,092,002            578,220            352,398
                                                                               -----------         ----------         ----------
NET INVESTMENT INCOME                                                            8,967,545          3,642,981          2,589,837
                                                                               -----------         ----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                       596,780            468,718            163,381
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS           5,039,621          2,967,400          1,729,841
                                                                               -----------         ----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                           5,636,401          3,436,118          1,893,222
                                                                               -----------         ----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $14,603,946         $7,079,099         $4,483,059
                                                                               ===========         ==========         ==========

                                                                                          NEBRASKA          NEBRASKA
                                                                                          TAX-FREE          TAX-FREE
                                                                                           FOR THE           FOR THE
                                                                        NATIONAL   10 MONTHS ENDED         YEAR ENDED       OREGON
                                                                        TAX-FREE     JUNE 30, 2001    AUGUST 31, 2001     TAX-FREE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                          $21,926,690       $2,796,086      $3,498,204       $2,100,393
                                                                     -----------       ----------      ----------       ----------
TOTAL INVESTMENT INCOME                                               21,926,690        2,796,086       3,498,204        2,100,393
                                                                     -----------       ----------      ----------       ----------

EXPENSES
   ADVISORY FEES                                                       1,410,641          256,028         332,541          145,430
   ADMINISTRATION FEES                                                   536,514           77,563          92,566           55,443
   SHAREHOLDER SERVICING FEES                                            243,246                0               0           82,531
   PORTFOLIO ACCOUNTING FEES                                               4,359           44,096          44,589           32,373
   CUSTODY                                                                71,535           10,341          18,567            7,392
   TRANSFER AGENT
    CLASS A                                                               55,030              N/A             N/A           17,443
    CLASS B                                                               21,843              N/A             N/A            7,415
    CLASS C                                                                7,493              N/A             N/A              N/A
    INSTITUTIONAL CLASS                                                   25,157            8,631          37,771           11,287
   DISTRIBUTION FEES
    CLASS B                                                              162,331              N/A             N/A           82,500
    CLASS C                                                               54,515              N/A             N/A              N/A
   LEGAL AND AUDIT FEES                                                   38,387           49,290          36,172           33,387
   REGISTRATION FEES                                                      53,189               19          11,387            8,386
   DIRECTORS' FEES                                                         4,165            4,165           3,691            4,165
   SHAREHOLDER REPORTS                                                    27,448            4,310           1,788            2,558
   OTHER                                                                  29,883           31,705           8,104            1,833
                                                                     -----------       ----------      ----------       ----------
TOTAL EXPENSES                                                         2,745,736          486,148         587,176          492,143
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                  (187,395)         (46,426)              0         (130,299)
   NET EXPENSES                                                        2,558,341          439,722         587,176          361,844
                                                                     -----------       ----------      ----------       ----------
NET INVESTMENT INCOME                                                 19,368,349        2,356,364       2,911,028         1,738,549
                                                                     -----------       ----------      ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS                           4,926,114          167,530         (24,951)        (102,780)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS 1,729,841       11,077,667       1,220,093          493,536
                                                                     -----------       ----------      ----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 6,003,781        1,387,623         468,585        1,915,953
                                                                     -----------       ----------      ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $35,372,130       $3,743,987      $3,379,613       $3,654,502
                                                                     ===========       ==========      ==========       ==========

TAX-FREE FUNDS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                                                ARIZONA                  CALIFORNIA LIMITED TERM
                                                                                TAX-FREE                        TAX-FREE
                                                                    ----------------------------     ----------------------------
                                                                          FOR THE        FOR THE           FOR THE        FOR THE
                                                                       YEAR ENDED     YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                                    JUNE 30, 2001  JUNE 30, 2000     JUNE 30, 2001  JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                               $16,005,023    $16,357,454     $ 38,488,612   $ 48,931,231
OPERATIONS:
   NET INVESTMENT INCOME                                                  918,734        798,454        1,621,561      1,725,211
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS                                          (51,652)      (156,394)         166,052       (213,755)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN
   CURRENCY                                                             1,101,639       (590,462)         518,020         (7,989)
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                      1,968,721         51,598        2,305,633      1,503,467
                                                                      -----------    -----------     ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                              (232,453)      (238,732)      (1,422,996)    (1,514,803)
    CLASS B                                                              (157,524)       (87,605)             N/A            N/A
    CLASS C                                                                   N/A            N/A              N/A            N/A
    INSTITUTIONAL CLASS                                                  (528,831)      (473,523)        (198,564)      (210,408)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                     0        (11,159)               0       (186,687)
    CLASS B                                                                     0         (4,699)             N/A            N/A
    CLASS C                                                                   N/A            N/A              N/A            N/A
    INSTITUTIONAL CLASS                                                         0        (19,999)               0        (17,677)
CAPITAL SHARE TRANSACTIONS

   PROCEEDS FROM SHARES SOLD - CLASS A                                  2,688,964      1,222,356       28,169,808      2,844,494
   REINVESTMENT OF DIVIDENDS - CLASS A                                    146,917        177,854        1,163,577      1,418,375
   COST OF SHARES REDEEMED - CLASS A                                     (798,643)    (2,437,282)     (17,781,251)   (11,163,082)
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                            2,037,238     (1,037,072)      11,552,134     (6,900,213)
                                                                      -----------    -----------     ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                  2,616,397      1,339,582              N/A            N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                     91,576         59,608              N/A            N/A
   COST OF SHARES REDEEMED - CLASS B                                     (261,421)      (312,036)             N/A            N/A
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                            2,446,552      1,087,154              N/A            N/A
                                                                      -----------    -----------     ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                        N/A            N/A              N/A            N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                        N/A            N/A              N/A            N/A
   COST OF SHARES REDEEMED - CLASS C                                          N/A            N/A              N/A            N/A
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                  N/A            N/A              N/A            N/A
                                                                      -----------    -----------     ------------   ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                      2,394,874      3,948,920          715,423        977,068
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                         62,815         45,604           64,260         98,733
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                       (2,003,501)    (3,612,918)        (410,294)    (4,192,099)
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                  454,188        381,606          369,389     (3,116,298)
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                   5,987,891       (352,431)      12,605,596    (10,442,619)
                                                                      ===========    ===========     ============   ============

NET ASSETS
   ENDING NET ASSETS                                                  $21,992,914    $16,005,023     $ 51,094,208   $ 38,488,612
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                  261,313        125,952        2,732,696        279,911
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                    14,418         18,318          113,240        140,097
   SHARES REDEEMED - CLASS A                                              (78,270)      (251,307)      (1,732,632)    (1,101,833)
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                   197,461       (107,037)       1,113,304       (681,825)
                                                                      -----------    -----------     ------------   ------------
   SHARES SOLD - CLASS B                                                  265,061        142,069              N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                     9,299          6,380              N/A            N/A
   SHARES REDEEMED - CLASS B                                              (26,657)       (33,539)             N/A            N/A
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                   247,703        114,910              N/A            N/A
                                                                      -----------    -----------     ------------   ------------
   SHARES SOLD - CLASS C                                                      N/A            N/A              N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                       N/A            N/A              N/A            N/A
   SHARES REDEEMED - CLASS C                                                  N/A            N/A              N/A            N/A
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                       N/A            N/A              N/A            N/A
                                                                      -----------    -----------     ------------   ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                      235,720        402,144           71,096         98,584
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                                        6,162          4,718            6,368          9,916
   SHARES REDEEMED - INSTITUTIONAL CLASS                                 (196,289)      (371,110)         (40,283)      (418,270)
                                                                      -----------    -----------     ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSITTUTIONAL CLASS                                                     45,593         35,752           37,181       (309,770)
                                                                      -----------    -----------     ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                              $    (1,480)   $    (1,406)    $          1    $         0
                                                                      ===========    ===========     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                               CALIFORNIA                      COLORADO
                                                                                TAX-FREE                       TAX-FREE
                                                                   -----------------------------  ----------------------------
                                                                         FOR THE         FOR THE        FOR THE        FOR THE
                                                                      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                   JUNE 30, 2001   JUNE 30, 2000  JUNE 30, 2001  JUNE 30, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                             $566,343,839  $ 687,148,448   $ 90,282,427   $ 99,125,823
OPERATIONS:
   NET INVESTMENT INCOME                                              26,940,087     28,610,599      5,055,959      4,971,349
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS                                       7,146,989     (5,068,802)       480,011     (3,367,850)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN
   CURRENCY                                                           17,453,573     (9,101,836)     4,504,817     (1,070,508)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    51,540,649     14,439,961     10,040,787        532,991
                                                                    ------------  -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                          (18,558,913)   (20,193,858)    (2,246,389)    (2,014,595)
    CLASS B                                                           (5,164,267)    (5,077,557)      (365,232)      (403,907)
    CLASS C                                                             (880,927)      (826,698)           N/A            N/A
    INSTITUTIONAL CLASS                                               (2,342,305)    (2,549,086)    (2,443,706)    (2,563,466)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                    0     (1,043,080)             0        (29,339)
    CLASS B                                                                    0       (317,133)             0         (6,797)
    CLASS C                                                                    0        (54,401)           N/A            N/A
    INSTITUTIONAL CLASS                                                        0       (123,720)             0        (37,763)
CAPITAL SHARE TRANSACTIONS
   PROCEEDS FROM SHARES SOLD - CLASS A                                49,955,936     29,716,825     13,242,383      7,919,860
   REINVESTMENT OF DIVIDENDS - CLASS A                                10,984,930     12,893,267      1,592,348      1,602,625
   COST OF SHARES REDEEMED - CLASS A                                 (83,930,762)  (107,853,710)    (7,947,050)    (7,593,801)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                         (22,989,896)   (65,243,618)     6,887,681      1,928,684
                                                                    ------------  -------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                33,715,892     16,738,083      3,952,546      1,341,272
   REINVESTMENT OF DIVIDENDS - CLASS B                                 3,686,471      3,963,189        262,487        295,101
   COST OF SHARES REDEEMED - CLASS B                                 (21,442,470)   (30,877,699)    (1,274,606)    (5,245,472)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                          15,959,893    (10,176,427)     2,940,427     (3,609,099)
                                                                    ------------  -------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                16,326,096      5,194,638            N/A            N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                   620,781        671,234            N/A            N/A
   COST OF SHARES REDEEMED - CLASS C                                  (5,213,121)   (10,536,693)           N/A            N/A
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                          11,733,756     (4,670,821)           N/A            N/A
                                                                    ------------  -------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                     5,258,613      9,326,399     10,758,462     15,430,263
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                       244,772        395,938         68,600         72,703
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                      (7,622,996)   (34,690,508)    (9,933,229)   (18,143,071)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS              (2,119,611)   (24,968,171)       893,833     (2,640,105)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                 27,178,379   (120,804,609)    15,707,401     (8,843,396)
                                                                     ===========   ============   ============   ============

NET ASSETS
   ENDING NET ASSETS                                                $593,522,218  $ 566,343,839   $105,989,828   $ 90,282,427
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                               4,448,760      2,807,310      1,276,720        810,589
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                  984,201      1,211,162        155,418        163,224
   SHARES REDEEMED - CLASS A                                          (7,510,508)   (10,133,260)      (782,237)      (772,230)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A               (2,077,547)    (6,114,788)       649,901        201,583
                                                                    ------------  -------------   ------------   ------------
   SHARES SOLD - CLASS B                                               2,952,536      1,531,909        382,034        135,087
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                  323,850        365,380         25,547         29,951
   SHARES REDEEMED - CLASS B                                          (1,880,542)    (2,855,083)      (124,604)      (532,919)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                1,395,844       (957,794)       282,977       (367,881)
                                                                    ------------  -------------   ------------   ------------
   SHARES SOLD - CLASS C                                               1,428,334        474,555            N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                   54,492         61,853            N/A            N/A
   SHARES REDEEMED - CLASS C                                            (456,082)      (974,568)           N/A            N/A
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                1,026,744       (438,160)           N/A            N/A
                                                                    ------------  -------------   ------------   ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                     469,565        870,131      1,045,727      1,565,646
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                                      21,873         37,114          6,664          7,296
   SHARES REDEEMED - INSTITUTIONAL CLASS                                (680,495)    (3,202,309)      (969,726)    (1,849,426)
                                                                    ------------  -------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSITTUTIONAL CLASS                                                  (189,057)    (2,295,064)        82,665       (276,484)
                                                                    ------------  -------------   ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                            $    (42,925) $     (36,600)  $     (9,987)  $    (10,619)
                                                                    ============  =============   ============   ============

                                                                            MINNESOTA INTERMEDIATE                MINNESOTA
                                                                                   TAX-FREE                       TAX-FREE
                                                                        ---------------------------- ----------------------------
                                                                              FOR THE        FOR THE       FOR THE        FOR THE
                                                                           YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                                        JUNE 30, 2001  JUNE 30, 2000 JUNE 30, 2001  JUNE 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                 $184,278,642   $219,258,472   $68,976,322    $ 85,701,768
OPERATIONS:
   NET INVESTMENT INCOME                                                   8,967,545     10,211,936     3,642,981       3,868,104
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS                                             596,780     (1,711,790)      468,718      (2,829,880)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN
   CURRENCY                                                                5,039,621    (4,615,348)      2,967,400     (1,771,399)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        14,603,946      3,884,798     7,079,099        (733,175)
                                                                        ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                      N/A            N/A    (1,611,345)     (1,737,424)
    CLASS B                                                                      N/A            N/A      (794,709)       (830,543)
    CLASS C                                                                      N/A            N/A           N/A             N/A
    INSTITUTIONAL CLASS                                                   (8,967,546)   (10,212,136)   (1,237,090)     (1,300,042)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                      N/A            N/A             0         (32,911)
    CLASS B                                                                      N/A            N/A             0         (17,746)
    CLASS C                                                                      N/A            N/A           N/A             N/A
    INSTITUTIONAL CLASS                                                          N/A         (5,117)            0         (24,116)
CAPITAL SHARE TRANSACTIONS
   PROCEEDS FROM SHARES SOLD - CLASS A                                           N/A            N/A     5,875,296       3,934,438
   REINVESTMENT OF DIVIDENDS - CLASS A                                           N/A            N/A     1,065,197       1,192,042
   COST OF SHARES REDEEMED - CLASS A                                             N/A            N/A    (3,528,743)    (10,666,114)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING

   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                     N/A            N/A     3,411,750      (5,539,634)
                                                                        ------------   ------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                           N/A            N/A     4,310,100       1,641,458
   REINVESTMENT OF DIVIDENDS - CLASS B                                           N/A            N/A       624,019         652,262
   COST OF SHARES REDEEMED - CLASS B                                             N/A            N/A    (3,251,321)     (5,557,420)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                     N/A            N/A     1,682,798      (3,263,700)
                                                                        ------------   ------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                           N/A            N/A            N/A            N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                           N/A            N/A            N/A            N/A
   COST OF SHARES REDEEMED - CLASS C                                             N/A            N/A            N/A            N/A
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                     N/A            N/A            N/A            N/A
                                                                        ------------   ------------   ------------   ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                        15,631,127     15,935,496      5,690,725      5,562,227
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                           573,050        599,470        270,715        285,989
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                         (25,026,804)   (45,182,341)    (4,693,316)    (9,094,371)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                  (8,822,627)   (28,647,375)     1,268,124     (3,246,155)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (3,186,227)   (34,979,830)     9,798,627    (16,725,446)
                                                                        ============   ============   ============   ============

NET ASSETS
   ENDING NET ASSETS                                                    $181,092,415   $184,278,642    $78,774,949   $ 68,976,322
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                         N/A            N/A        557,951        385,492
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                          N/A            N/A        101,153        117,165
   SHARES REDEEMED - CLASS A                                                     N/A            N/A       (336,874)    (1,057,167)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                          N/A            N/A        322,230       (554,510)
                                                                        ------------   ------------   ------------   ------------
   SHARES SOLD - CLASS B                                                         N/A            N/A        406,878        160,485
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                          N/A            N/A         59,289         64,148
   SHARES REDEEMED - CLASS B                                                     N/A            N/A       (307,460)      (546,300)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                          N/A            N/A        158,707       (321,667)
                                                                        ------------   ------------   ------------   ------------
   SHARES SOLD - CLASS C                                                         N/A            N/A            N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                          N/A            N/A            N/A            N/A
   SHARES REDEEMED - CLASS C                                                     N/A            N/A            N/A            N/A
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                          N/A            N/A            N/A            N/A
                                                                        ------------   ------------   ------------   ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                       1,613,417      1,670,636        541,094        545,794
   SHARES ISSUED IN REINVESTMENT OF
     DIVIDENDS - INSTITUTIONAL CLASS                                          59,174         63,216         25,709         28,069
   SHARES REDEEMED - INSTITUTIONAL CLASS                                  (2,588,791)    (4,764,112)      (443,218)      (900,276)
                                                                        ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSITTUTIONAL CLASS                                                      (916,200)    (3,030,260)       123,585       (326,413)
                                                                        ------------   ------------   ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                                $       (206)  $       (205)  $    (43,428)  $    (43,265)
                                                                        ============   ============   ============   ============

                                                                           NATIONAL LIMITED TERM               NATIONAL
                                                                                TAX-FREE                      TAX-FREE(1)
                                                                     ---------------------------- ----------------------------
                                                                           FOR THE        FOR THE       FOR THE        FOR THE
                                                                        YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                                     JUNE 30, 2001  JUNE 30, 2000 JUNE 30, 2001  JUNE 30, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                               $ 62,669,420   $ 84,419,071  $333,422,883   $363,928,758
OPERATIONS:
   NET INVESTMENT INCOME                                                 2,589,837      3,306,146    19,368,349     19,528,807
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                  163,381     (1,078,958)    4,926,114    (19,915,513)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY            1,729,841      (388,630)    11,077,667     (1,760,899)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       4,483,059      1,838,558    35,372,130      1,156,601
                                                                      ------------   ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                    N/A            N/A    (3,699,820)    (3,181,160)
    CLASS B                                                                    N/A            N/A    (1,002,314)      (876,865)
    CLASS C                                                                    N/A            N/A      (335,956)      (187,671)
    INSTITUTIONAL CLASS                                                 (2,589,836)    (3,306,146)  (14,326,924)   (15,039,374)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                    N/A            N/A             0        (43,130)
    CLASS B                                                                    N/A            N/A             0        (18,315)
    CLASS C                                                                    N/A            N/A             0              0
    INSTITUTIONAL CLASS                                                          0              0             0       (301,508)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                         N/A            N/A    28,720,056     43,355,427
   REINVESTMENT OF DIVIDENDS - CLASS A                                         N/A            N/A     2,289,385      2,051,190
   COST OF SHARES REDEEMED - CLASS A                                           N/A            N/A   (21,887,918)   (20,100,726)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A                                        N/A            N/A     9,121,523     25,305,891
                                                                      ------------   ------------  ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                         N/A            N/A    11,558,455      7,761,458
   REINVESTMENT OF DIVIDENDS - CLASS B                                         N/A            N/A       732,459        663,859
   COST OF SHARES REDEEMED - CLASS B                                           N/A            N/A    (3,331,977)    (7,012,725)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B                                        N/A            N/A     8,958,937      1,412,592
                                                                      ------------   ------------  ------------   ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                         N/A            N/A     4,490,494      9,189,050
   REINVESTMENT OF DIVIDENDS - CLASS C                                         N/A            N/A       215,623         96,394
   COST OF SHARES REDEEMED - CLASS C                                           N/A            N/A    (1,302,055)    (3,651,063)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C                                        N/A            N/A     3,404,062      5,634,381
                                                                      ------------   ------------  ------------   ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                      24,155,566     23,539,664   111,779,092     39,468,399
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                         691,689        996,167       989,245      1,398,797
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                       (27,298,756)   (44,817,894)  (68,683,154)   (85,234,513)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                     (2,451,501)   (20,282,063)   44,085,183    (44,367,317)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (558,278)   (21,749,651)   81,576,821    (30,505,875)
                                                                      ============   ============  ============   ============

NET ASSETS
ENDING NET ASSETS                                                     $ 62,111,142   $ 62,669,420  $414,999,704   $333,422,883
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                       N/A            N/A     2,826,423      4,440,086
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                        N/A            N/A       226,836        211,575
   SHARES REDEEMED - CLASS A                                                   N/A            N/A    (2,160,634)    (2,081,131)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                        N/A            N/A       892,625      2,570,530
                                                                      ------------   ------------  ------------   ------------
   SHARES SOLD - CLASS B                                                       N/A            N/A     1,136,990        793,763
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                        N/A            N/A        72,527         68,407
   SHARES REDEEMED - CLASS B                                                   N/A            N/A      (329,777)      (723,093)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                        N/A            N/A       879,740        139,077
                                                                      ------------   ------------  ------------   ------------
   SHARES SOLD - CLASS C                                                       N/A            N/A       446,043        944,940
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                        N/A            N/A        21,322         10,033
   SHARES REDEEMED - CLASS C                                                   N/A            N/A      (127,792)      (382,026)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                        N/A            N/A       339,573        572,947
                                                                      ------------   ------------  ------------   ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                     2,319,145      2,304,194    10,965,407      4,057,715
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS         66,550        97,246         98,139          3,489
   SHARES REDEEMED - INSTITUTIONAL CLASS                                (2,628,749)    (4,382,417)   (6,825,018)    (8,813,155)
                                                                      ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIOMAL CLASS                                                    (243,054)    (1,980,977)    4,238,528     (4,609,782)
                                                                      ------------   ------------  ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                              $    (61,236)  $    (61,237) $    (58,802)  $    (62,137)
                                                                      ============   ============  ============   ============

(1) SEE NOTE 11 ON PAGE 89.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                              NEBRASKA
                                                                                              TAX-FREE
                                                                    -----------------------------------------------------
                                                                            FOR THE             FOR THE           FOR THE
                                                                    10 MONTHS ENDED          YEAR ENDED        YEAR ENDED
                                                                      JUNE 30, 2001     AUGUST 31, 2000   AUGUST 31, 1999
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                 $63,304,651        $ 68,442,650       $67,371,612
OPERATIONS:
   NET INVESTMENT INCOME                                                  2,356,364           2,911,028         2,844,022
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                   167,530             (24,951)          (20,013)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY             1,220,093             493,536        (2,451,741)
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        3,743,987           3,379,613           372,268
                                                                        -----------        ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                     N/A                 N/A               N/A
    CLASS B                                                                     N/A                 N/A               N/A
    CLASS C                                                                     N/A                 N/A               N/A
    INSTITUTIONAL CLASS                                                  (2,356,365)         (2,911,385)       (2,843,665)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                     N/A                 N/A               N/A
    CLASS B                                                                     N/A                 N/A               N/A
    CLASS C                                                                     N/A                 N/A               N/A
    INSTITUTIONAL CLASS                                                     (29,821)                N/A           (64,317)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                          N/A                 N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                          N/A                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS A                                            N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A                                         N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                          N/A                 N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                          N/A                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS B                                            N/A                 N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B                                         N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                          N/A                 N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                          N/A                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS C                                            N/A                 N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C                                         N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                        4,476,517           4,416,681         6,507,545
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                           58,601              37,324            17,540
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                         (4,268,570)        (10,060,232)       (2,918,333)
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                         266,548          (5,606,227)        3,606,752
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS                                     1,624,349          (5,137,999)        1,071,038
                                                                        ===========        ============       ===========

NET ASSETS
ENDING NET ASSETS                                                       $64,929,000        $ 63,304,651       $68,442,650
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                        N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                         N/A                 N/A               N/A
   SHARES REDEEMED - CLASS A                                                    N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                         N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
   SHARES SOLD - CLASS B                                                        N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                         N/A                 N/A               N/A
   SHARES REDEEMED - CLASS B                                                    N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                         N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
   SHARES SOLD - CLASS C                                                        N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                         N/A                 N/A               N/A
   SHARES REDEEMED - CLASS C                                                    N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                         N/A                 N/A               N/A
                                                                        -----------        ------------       -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                        449,356             458,277           649,598
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS           5,869               3,862             3,489
   SHARES REDEEMED - INSTITUTIONAL CLASS                                   (427,888)         (1,044,070)         (290,643)
                                                                        -----------        ------------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIOMAL CLASS                                                       27,337            (531,931)          360,712
                                                                        -----------        ------------       -----------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                                $        (1)       $          0       $       357
                                                                        ===========        ============       ===========

                                                                                                            OREGON
                                                                                                          TAX-FREE
                                                                                              ----------------------------
                                                                                                    FOR THE        FOR THE
                                                                                                 YEAR ENDED     YEAR ENDED
                                                                                              JUNE 30, 2001  JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                         $35,201,212   $40,922,108
OPERATIONS:
   NET INVESTMENT INCOME                                                                          1,738,549     1,843,559
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                                          (102,780)     (496,513)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY                                     2,018,733    (1,760,899)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                                3,654,502      (413,853)
                                                                                                -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                      (1,101,014)   (1,160,627)
    CLASS B                                                                                        (464,393)     (424,871)
    CLASS C                                                                                             N/A           N/A
    INSTITUTIONAL CLASS                                                                            (173,216)     (260,637)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                               0       (28,470)
    CLASS B                                                                                               0       (12,727)
    CLASS C                                                                                             N/A           N/A
    INSTITUTIONAL CLASS                                                                                   0        (6,545)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            1,652,263     2,180,440
   REINVESTMENT OF DIVIDENDS - CLASS A                                                              798,381       861,846
   COST OF SHARES REDEEMED - CLASS A                                                             (1,972,613)   (5,160,612)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A                                                             478,031    (2,118,326)
                                                                                                -----------   -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            3,030,162     2,202,051
   REINVESTMENT OF DIVIDENDS - CLASS B                                                              320,539       308,303
   COST OF SHARES REDEEMED - CLASS B                                                               (837,529)   (2,350,772)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM

   CAPITAL SHARE TRANSACTIONS - CLASS B                                                           2,513,172       159,582
                                                                                                -----------   -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                  N/A           N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  N/A           N/A
   COST OF SHARES REDEEMED - CLASS C                                                                    N/A           N/A
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C                                                                 N/A           N/A
                                                                                                -----------   -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                  786,032       722,410
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                   39,938        53,545
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                 (1,929,329)   (2,230,377)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                              (1,103,359)   (1,454,422)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                             3,803,723    (5,720,896)
                                                                                                ===========   ===========

NET ASSETS
ENDING NET ASSETS                                                                               $39,004,935   $35,201,212
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                            105,112       141,282
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              50,574        56,353
   SHARES REDEEMED - CLASS A                                                                       (125,516)     (338,071)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              30,170      (140,436)
                                                                                                -----------   -----------
   SHARES SOLD - CLASS B                                                                            312,377       231,190
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                              33,124        32,908
   SHARES REDEEMED - CLASS B                                                                        (86,014)     (252,015)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             259,487        12,083
                                                                                                -----------   -----------
   SHARES SOLD - CLASS C                                                                                N/A           N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                 N/A           N/A
   SHARES REDEEMED - CLASS C                                                                            N/A           N/A
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                 N/A           N/A
                                                                                                -----------   -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                 50,736        46,405
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLA                                     2,530         3,489
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                           (124,563)     (145,876)
                                                                                                -----------   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIOMAL CLASS                                                                              (71,297)      (95,982)
                                                                                                -----------   -----------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                                                        $    (2,650)  $    (2,576)
                                                                                                ===========   ===========

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS

                                                                         NET REALIZED
                                                BEGINNING                         AND   DIVIDENDS
                                                NET ASSET         NET      UNREALIZED    FROM NET
                                                VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT
                                                    SHARE      INCOME     INVESTMENTS      INCOME
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                      $ 9.76        0.52            0.60       (0.52)
JULY 1, 1999 TO JUNE 30, 2000                      $10.22        0.47           (0.44)      (0.47)
JULY 1, 1998 TO JUNE 30, 1999                      $10.79        0.46           (0.38)      (0.46)
APRIL 1, 1998 TO JUNE 30, 1998(3)                  $10.77        0.12            0.02       (0.12)
APRIL 1, 1997 TO MARCH 31, 1998                    $10.44        0.46            0.53       (0.46)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)               $10.45        0.24           (0.01)      (0.24)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996              $10.71        0.48           (0.09)      (0.48)
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                      $ 9.41        0.42            0.59       (0.42)
JULY 1, 1999 TO JUNE 30, 2000                      $ 9.86        0.39           (0.43)      (0.39)
JULY 1, 1998 TO JUNE 30, 1999                      $10.40        0.37           (0.35)      (0.37)
APRIL 1, 1998 TO JUNE 30, 1998(3)                  $10.39        0.09            0.01       (0.09)
APRIL 1, 1997 TO MARCH 31, 1998                    $10.07        0.37            0.51       (0.37)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)               $10.07        0.11            0.00       (0.11)
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996         $10.00        0.01            0.07       (0.01)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                      $ 9.76        0.53            0.61       (0.53)
JULY 1, 1999 TO JUNE 30, 2000                      $10.23        0.49           (0.45)      (0.49)
JULY 1, 1998 TO JUNE 30, 1999                      $10.79        0.47           (0.37)      (0.47)
APRIL 1, 1998 TO JUNE 30, 1998(3)                  $10.78        0.12            0.01       (0.12)
APRIL 1, 1997 TO MARCH 31, 1998                    $10.44        0.49            0.54       (0.49)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)               $10.44        0.25            0.00       (0.25)
OCTOBER 1, 1995(5) TO SEPTEMBER 30, 1996           $10.71        0.49           (0.10)      (0.49)

CALIFORNIA LIMITED TERM TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                      $10.14        0.41            0.19       (0.41)
JULY 1, 1999 TO JUNE 30, 2000                      $10.23        0.40           (0.04)      (0.40)
JULY 1, 1998 TO JUNE 30, 1999                      $10.44        0.39           (0.09)      (0.39)
APRIL 1, 1998 TO JUNE 30, 1998(3)                  $10.44        0.10            0.00       (0.10)
APRIL 1, 1997 TO MARCH 31, 1998                    $10.27        0.39            0.20       (0.39)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)               $10.26        0.19            0.01       (0.19)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(6)           $10.35        0.29           (0.09)      (0.29)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                      $ 9.98        0.42            0.19       (0.42)
JULY 1, 1999 TO JUNE 30, 2000                      $10.07        0.41           (0.04)      (0.41)
JULY 1, 1998 TO JUNE 30, 1999                      $10.27        0.39           (0.08)      (0.39)
APRIL 1, 1998 TO JUNE 30, 1998(3)                  $10.27        0.10            0.00       (0.10)
APRIL 1, 1997 TO MARCH 31, 1998                    $10.11        0.39            0.19       (0.39)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)               $10.10        0.19            0.01       (0.19)
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996         $10.06        0.02            0.04       (0.02)

CALIFORNIA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                      $10.77        0.54            0.47       (0.54)
JULY 1, 1999 TO JUNE 30, 2000                      $11.00        0.52           (0.20)      (0.52)
JULY 1, 1998 TO JUNE 30, 1999                      $11.38        0.51           (0.23)      (0.51)
JANUARY 1, 1998 TO JUNE 30, 1998(7)                $11.32        0.26            0.06       (0.26)
JANUARY 1, 1997 TO DECEMBER 31, 1997               $10.97        0.54            0.42       (0.54)
JANUARY 1, 1996 TO DECEMBER 31, 1996               $11.34        0.57           (0.13)      (0.57)
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                      $10.97        0.46            0.49       (0.46)
JULY 1, 1999 TO JUNE 30, 2000                      $11.22        0.45           (0.22)      (0.45)
JULY 1, 1998 TO JUNE 30, 1999                      $11.60        0.44           (0.23)      (0.44)
JANUARY 1, 1998 TO JUNE 30, 1998(7)                $11.54        0.23            0.06       (0.23)
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997          $11.51        0.02            0.03       (0.02)
CLASS C(8)
JULY 1, 2000 TO JUNE 30, 2001                      $10.97        0.46            0.49       (0.46)
JULY 1, 1999 TO JUNE 30, 2000                      $11.22        0.45           (0.22)      (0.45)
JULY 1, 1998 TO JUNE 30, 1999                      $11.60        0.44           (0.23)      (0.44)
JANUARY 1, 1998 TO JUNE 30, 1998(7)                $11.54        0.23            0.06       (0.23)
JANUARY 1, 1997 TO DECEMBER 31, 1997               $11.19        0.47            0.42       (0.47)
JANUARY 1, 1996 TO DECEMBER 31, 1996               $11.57        0.49           (0.13)      (0.49)

                                            DISTRIBUTIONS      ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                 FROM NET   NET ASSET  --------------------------------------------
                                                 REALIZED   VALUE PER  NET INVESTMENT           NET           GROSS
                                                    GAINS       SHARE          INCOME      EXPENSES     EXPENSES(1)
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $10.36           5.04%         0.51%           1.51%
JULY 1, 1999 TO JUNE 30, 2000                       (0.02)     $ 9.76           4.89%         0.73%           1.21%
JULY 1, 1998 TO JUNE 30, 1999                       (0.19)     $10.22           4.28%         0.77%           1.61%
APRIL 1, 1998 TO JUNE 30, 1998(3)                    0.00      $10.79           4.31%         0.73%           1.68%
APRIL 1, 1997 TO MARCH 31, 1998                     (0.20)     $10.77           4.32%         0.64%           1.77%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                 0.00      $10.44           4.54%         0.60%           1.58%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996               (0.17)     $10.45           4.45%         0.78%           1.46%
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $10.00           4.27%         1.26%           2.19%
JULY 1, 1999 TO JUNE 30, 2000                       (0.02)     $ 9.41           4.15%         1.46%           1.99%
JULY 1, 1998 TO JUNE 30, 1999                       (0.19)     $ 9.86           3.57%         1.49%           2.95%
APRIL 1, 1998 TO JUNE 30, 1998(3)                    0.00      $10.40           3.59%         1.45%           2.62%
APRIL 1, 1997 TO MARCH 31, 1998                     (0.19)     $10.39           3.49%         1.37%           3.26%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                 0.00      $10.07           3.83%         1.30%           2.96%
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996           0.00      $10.07           3.59%         1.16%           1.81%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $10.37           5.23%         0.34%           1.16%
JULY 1, 1999 TO JUNE 30, 2000                       (0.02)     $ 9.76           5.04%         0.59%           0.94%
JULY 1, 1998 TO JUNE 30, 1999                       (0.19)     $10.23           4.33%         0.72%           1.46%
APRIL 1, 1998 TO JUNE 30, 1998(3)                    0.00      $10.79           4.36%         0.68%           1.55%
APRIL 1, 1997 TO MARCH 31, 1998                     (0.20)     $10.78           4.52%         0.44%           1.55%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                 0.00      $10.44           4.73%         0.40%           1.50%
OCTOBER 1, 1995(5) TO SEPTEMBER 30, 1996            (0.17)     $10.44           4.63%         0.48%           1.20%

CALIFORNIA LIMITED TERM TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $10.33           3.90%         0.75%           1.12%
JULY 1, 1999 TO JUNE 30, 2000                       (0.05)     $10.14           3.98%         0.75%           1.31%
JULY 1, 1998 TO JUNE 30, 1999                       (0.12)     $10.23           3.70%         0.75%           1.42%
APRIL 1, 1998 TO JUNE 30, 1998(3)                    0.00      $10.44           3.72%         0.75%           1.44%
APRIL 1, 1997 TO MARCH 31, 1998                     (0.03)     $10.44           3.78%         0.68%           1.29%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                 0.00      $10.27           3.73%         0.65%           1.18%
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(6)             0.00      $10.26           3.83%         0.65%           1.14%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $10.17           4.12%         0.60%           0.76%
JULY 1, 1999 TO JUNE 30, 2000                       (0.05)     $ 9.98           4.07%         0.63%           1.07%
JULY 1, 1998 TO JUNE 30, 1999                       (0.12)     $10.07           3.75%         0.70%           1.30%
APRIL 1, 1998 TO JUNE 30, 1998(3)                    0.00      $10.27           3.77%         0.70%           1.40%
APRIL 1, 1997 TO MARCH 31, 1998                     (0.03)     $10.27           3.84%         0.62%           1.17%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                 0.00      $10.11           3.73%         0.60%           1.05%
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996           0.00      $10.10           3.06%         0.55%           0.92%

CALIFORNIA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $11.24           4.82%         0.77%           0.90%
JULY 1, 1999 TO JUNE 30, 2000                       (0.03)     $10.77           4.89%         0.77%           1.01%
JULY 1, 1998 TO JUNE 30, 1999                       (0.15)     $11.00           4.45%         0.77%           1.10%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                  0.00      $11.38           4.63%         0.75%           1.11%
JANUARY 1, 1997 TO DECEMBER 31, 1997                (0.07)     $11.32           4.84%         0.74%           0.89%
JANUARY 1, 1996 TO DECEMBER 31, 1996                (0.24)     $10.97           5.08%         0.71%           0.82%
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $11.46           4.06%         1.51%           1.63%
JULY 1, 1999 TO JUNE 30, 2000                       (0.03)     $10.97           4.16%         1.50%           1.74%
JULY 1, 1998 TO JUNE 30, 1999                       (0.15)     $11.22           3.74%         1.47%           1.84%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                  0.00      $11.60           3.90%         1.45%           1.82%
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997            0.00      $11.54           3.95%         1.44%           1.76%
CLASS C(8)
JULY 1, 2000 TO JUNE 30, 2001                        0.00      $11.46           4.04%         1.52%           1.62%
JULY 1, 1999 TO JUNE 30, 2000                       (0.03)     $10.97           4.15%         1.50%           1.73%
JULY 1, 1998 TO JUNE 30, 1999                       (0.15)     $11.22           3.71%         1.47%           1.81%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                  0.00      $11.60           3.90%         1.45%           1.78%
JANUARY 1, 1997 TO DECEMBER 31, 1997                (0.07)     $11.54           4.19%         1.48%           1.63%
JANUARY 1, 1996 TO DECEMBER 31, 1996                (0.25)     $11.19           4.33%         1.46%           1.59%

                                                                 PORTFOLIO     NET ASSETS AT
                                                         TOTAL    TURNOVER     END OF PERIOD
                                                     RETURN(2)        RATE   (000'S OMITTED)
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                           11.66%       27%            $  6,230
JULY 1, 1999 TO JUNE 30, 2000                            0.52%       32%            $  3,939
JULY 1, 1998 TO JUNE 30, 1999                            0.66%       56%            $  5,219
APRIL 1, 1998 TO JUNE 30, 1998(3)                        1.27%       14%            $  5,383
APRIL 1, 1997 TO MARCH 31, 1998                          9.67%      127%            $  5,467
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                     2.18%       77%            $  5,744
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                    3.60%       42%            $  7,331
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                           10.95%       27%            $  5,229
JULY 1, 1999 TO JUNE 30, 2000                           (0.29)%      32%            $  2,592
JULY 1, 1998 TO JUNE 30, 1999                            0.00%       56%            $  1,582
APRIL 1, 1998 TO JUNE 30, 1998(3)                        1.00%       14%            $  1,683
APRIL 1, 1997 TO MARCH 31, 1998                          8.90%      127%            $  1,546
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                     1.90%       77%            $    182
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996               0.76%       42%            $     20
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                           11.96%       27%            $ 10,533
JULY 1, 1999 TO JUNE 30, 2000                            0.57%       32%            $  9,473
JULY 1, 1998 TO JUNE 30, 1999                            0.76%       56%            $  9,556
APRIL 1, 1998 TO JUNE 30, 1998(3)                        1.19%       14%            $ 10,995
APRIL 1, 1997 TO MARCH 31, 1998                          9.99%      127%            $ 12,029
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                     2.38%       77%            $ 14,349
OCTOBER 1, 1995(5) TO SEPTEMBER 30, 1996                 3.74%       42%            $ 15,577

CALIFORNIA LIMITED TERM TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                            6.01%       49%            $ 46,157
JULY 1, 1999 TO JUNE 30, 2000                            3.67%       60%            $ 34,015
JULY 1, 1998 TO JUNE 30, 1999                            2.84%       68%            $ 41,299
APRIL 1, 1998 TO JUNE 30, 1998(3)                        0.93%        2%            $ 54,169
APRIL 1, 1997 TO MARCH 31, 1998                          5.92%       88%            $ 59,011
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                     1.97%       14%            $ 67,647
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(6)                 2.01%       48%            $ 82,359
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                            6.20%       49%            $  4,937
JULY 1, 1999 TO JUNE 30, 2000                            3.79%       60%            $  4,474
JULY 1, 1998 TO JUNE 30, 1999                            2.96%       68%            $  7,633
APRIL 1, 1998 TO JUNE 30, 1998(3)                        0.94%        2%            $  7,559
APRIL 1, 1997 TO MARCH 31, 1998                          5.91%       88%            $  7,069
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                     2.00%       14%            $  7,061
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996               0.60%       48%            $ 10,066

CALIFORNIA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                            9.53%       52%            $379,359
JULY 1, 1999 TO JUNE 30, 2000                            3.10%       35%            $385,746
JULY 1, 1998 TO JUNE 30, 1999                            2.38%       17%            $461,574
JANUARY 1, 1998 TO JUNE 30, 1998(7)                      2.86%       15%            $499,720
JANUARY 1, 1997 TO DECEMBER 31, 1997                     9.16%       12%            $509,844
JANUARY 1, 1996 TO DECEMBER 31, 1996                     4.03%       19%            $239,703
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                            8.81%       52%            $137,484
JULY 1, 1999 TO JUNE 30, 2000                            2.21%       35%            $116,376
JULY 1, 1998 TO JUNE 30, 1999                            1.69%       17%            $129,699
JANUARY 1, 1998 TO JUNE 30, 1998(7)                      2.49%       15%            $ 99,784
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                0.45%       12%            $ 77,792
CLASS C(8)
JULY 1, 2000 TO JUNE 30, 2001                            8.81%       52%            $ 29,468
JULY 1, 1999 TO JUNE 30, 2000                            2.21%       35%            $ 16,959
JULY 1, 1998 TO JUNE 30, 1999                            1.69%       17%            $ 22,251
JANUARY 1, 1998 TO JUNE 30, 1998(7)                      2.49%       15%            $  8,249
JANUARY 1, 1997 TO DECEMBER 31, 1997                     8.11%       12%            $  5,860
JANUARY 1, 1996 TO DECEMBER 31, 1996                     3.24%       19%            $  6,506





                                                                        NET REALIZED
                                               BEGINNING                         AND    DIVIDENDS
                                               NET ASSET         NET      UNREALIZED     FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON   INVESTMENT
                                                   SHARE      INCOME     INVESTMENTS       INCOME
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                     $10.79        0.56            0.48       (0.56)
JULY 1, 1999 TO JUNE 30, 2000                     $11.03        0.54           (0.21)      (0.54)
JULY 1, 1998 TO JUNE 30, 1999                     $11.40        0.52           (0.22)      (0.52)
JANUARY 1, 1998 TO JUNE 30, 1998(7)               $11.35        0.26            0.05       (0.26)
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997         $11.32        0.03            0.03       (0.03)
COLORADO TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.83        0.55            0.56       (0.55)
JULY 1, 1999 TO JUNE 30, 2000                     $10.30        0.54           (0.46)      (0.54)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.55        0.04           (0.25)      (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.69        0.51           (0.10)      (0.51)
JUNE 1, 1997 TO MAY 31, 1998                      $10.22        0.53            0.47       (0.53)
JUNE 1, 1996 TO MAY 31, 1997                      $ 9.89        0.54            0.33       (0.54)
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.85        0.48            0.56       (0.48)
JULY 1, 1999 TO JUNE 30, 2000                     $10.31        0.46           (0.45)      (0.46)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.56        0.04           (0.25)      (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.71        0.43           (0.11)      (0.43)
JUNE 1, 1997 TO MAY 31, 1998                      $10.23        0.45            0.48       (0.45)
JUNE 1, 1996 TO MAY 31, 1997                      $ 9.90        0.47            0.33       (0.47)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.84        0.55            0.56       (0.55)
JULY 1, 1999 TO JUNE 30, 2000                     $10.30        0.54           (0.45)      (0.54)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.55        0.04           (0.25)      (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.69        0.51           (0.10)      (0.51)
JUNE 1, 1997 TO MAY 31, 1998                      $10.22        0.53            0.47       (0.53)
JUNE 1, 1996 TO MAY 31, 1997                      $ 9.89        0.54            0.33       (0.54)

MINNESOTA INTERMEDIATE TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.47        0.48            0.29       (0.48)
JULY 1, 1999 TO JUNE 30, 2000                     $ 9.75        0.48           (0.28)      (0.48)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $ 9.91        0.04           (0.16)      (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.03        0.49           (0.09)      (0.49)
OCTOBER 1, 1997(5) TO MAY 31, 1998                $10.00        0.33            0.03       (0.33)

MINNESOTA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                     $10.18        0.54            0.49       (0.54)
JULY 1, 1999 TO JUNE 30, 2000                     $10.74        0.53           (0.55)      (0.53)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.96        0.04           (0.22)      (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $11.05        0.51           (0.08)      (0.51)
JUNE 1, 1997 TO MAY 31, 1998                      $10.57        0.53            0.48       (0.53)
JUNE 1, 1996 TO MAY 31, 1997                      $10.30        0.54            0.27       (0.54)
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                     $10.18        0.46            0.49       (0.46)
JULY 1, 1999 TO JUNE 30, 2000                     $10.74        0.46           (0.55)      (0.46)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.96        0.04           (0.22)      (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $11.05        0.43           (0.08)      (0.43)
JUNE 1, 1997 TO MAY 31, 1998                      $10.57        0.45            0.48       (0.45)
JUNE 1, 1996 TO MAY 31, 1997                      $10.30        0.46            0.27       (0.46)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                     $10.18        0.54            0.49       (0.54)
JULY 1, 1999 TO JUNE 30, 2000                     $10.74        0.53           (0.55)      (0.53)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.96        0.04           (0.22)      (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $11.05        0.52           (0.09)      (0.51)
JUNE 1, 1997 TO MAY 31, 1998                      $10.57        0.53            0.48       (0.53)
JUNE 1, 1996 TO MAY 31, 1997                      $10.30        0.54            0.27       (0.54)

                                           DISTRIBUTIONS         ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                FROM NET      NET ASSET       --------------------------------------------
                                                REALIZED      VALUE PER       NET INVESTMENT           NET           GROSS
                                                   GAINS          SHARE               INCOME      EXPENSES     EXPENSES(1)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $11.27               4.99%         0.60%            0.60%
JULY 1, 1999 TO JUNE 30, 2000                      (0.03)        $10.79               5.02%         0.63%            0.80%
JULY 1, 1998 TO JUNE 30, 1999                      (0.15)        $11.03               4.50%         0.72%            1.01%
JANUARY 1, 1998 TO JUNE 30, 1998(7)                 0.00         $11.40               4.69%         0.69%            0.98%
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997           0.00         $11.35               4.79%         0.63%            0.92%

COLORADO TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $10.39               5.36%         0.60%            0.96%
JULY 1, 1999 TO JUNE 30, 2000                      (0.01)        $ 9.83               5.43%         0.60%            1.03%
JUNE 1, 1999 TO JUNE 30, 1999(9)                    0.00         $10.30               4.94%         0.60%            1.08%
JUNE 1, 1998 TO MAY 31, 1999                       (0.04)        $10.55               4.71%         0.60%            1.02%
JUNE 1, 1997 TO MAY 31, 1998                        0.00         $10.69               5.00%         0.60%            1.04%
JUNE 1, 1996 TO MAY 31, 1997                        0.00         $10.22               5.36%         0.45%            1.14%
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $10.41               4.58%         1.35%            1.77%
JULY 1, 1999 TO JUNE 30, 2000                      (0.01)        $ 9.85               4.65%         1.35%            1.89%
JUNE 1, 1999 TO JUNE 30, 1999(9)                    0.00         $10.31               4.17%         1.35%            2.08%
JUNE 1, 1998 TO MAY 31, 1999                       (0.04)        $10.56               3.96%         1.35%            2.03%
JUNE 1, 1997 TO MAY 31, 1998                        0.00         $10.71               4.24%         1.35%            2.04%
JUNE 1, 1996 TO MAY 31, 1997                        0.00         $10.23               4.60%         1.20%            2.15%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $10.40               5.38%         0.60%            0.67%
JULY 1, 1999 TO JUNE 30, 2000                      (0.01)        $ 9.84               5.42%         0.60%            0.86%
JUNE 1, 1999 TO JUNE 30, 1999(9)                    0.00         $10.30               4.93%         0.60%            1.08%
JUNE 1, 1998 TO MAY 31, 1999                       (0.04)        $10.55               4.71%         0.60%            0.99%
JUNE 1, 1997 TO MAY 31, 1998                        0.00         $10.69               5.01%         0.60%            1.01%
JUNE 1, 1996 TO MAY 31, 1997                        0.00         $10.22               5.35%         0.45%            1.13%

MINNESOTA INTERMEDIATE TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $ 9.76               4.91%         0.60%            0.62%
JULY 1, 1999 TO JUNE 30, 2000                       0.00         $ 9.47               5.05%         0.60%            0.68%
JUNE 1, 1999 TO JUNE 30, 1999(9)                    0.00         $ 9.75               4.94%         0.60%            0.72%
JUNE 1, 1998 TO MAY 31, 1999                       (0.03)        $ 9.91               4.84%         0.60%            0.68%
OCTOBER 1, 1997(5) TO MAY 31, 1998                  0.00         $10.03               5.02%         0.60%            0.72%

MINNESOTA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $10.67               5.11%         0.60%            1.10%
JULY 1, 1999 TO JUNE 30, 2000                      (0.01)        $10.18               5.23%         0.60%            1.07%
JUNE 1, 1999 TO JUNE 30, 1999(9)                    0.00         $10.74               4.71%         0.60%            1.11%
JUNE 1, 1998 TO MAY 31, 1999                       (0.01)        $10.96               4.61%         0.60%            1.03%
JUNE 1, 1997 TO MAY 31, 1998                        0.00         $11.05               4.83%         0.60%            1.07%
JUNE 1, 1996 TO MAY 31, 1997                        0.00         $10.57               5.11%         0.60%            1.21%
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $10.67               4.36%         1.35%            1.81%
JULY 1, 1999 TO JUNE 30, 2000                      (0.01)        $10.18               4.47%         1.35%            1.93%
JUNE 1, 1999 TO JUNE 30, 1999(9)                    0.00         $10.74               3.93%         1.35%            2.11%
JUNE 1, 1998 TO MAY 31, 1999                       (0.01)        $10.96               3.85%         1.35%            2.04%
JUNE 1, 1997 TO MAY 31, 1998                        0.00         $11.05               4.07%         1.35%            2.08%
JUNE 1, 1996 TO MAY 31, 1997                        0.00         $10.57               4.35%         1.34%            2.21%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                       0.00         $10.67               5.11%         0.60%            0.73%
JULY 1, 1999 TO JUNE 30, 2000                      (0.01)        $10.18               5.22%         0.60%            0.91%
JUNE 1, 1999 TO JUNE 30, 1999(9)                    0.00         $10.74               4.69%         0.60%            1.11%
JUNE 1, 1998 TO MAY 31, 1999                       (0.01)        $10.96               4.62%         0.60%            1.00%
JUNE 1, 1997 TO MAY 31, 1998                        0.00         $11.05               4.84%         0.60%            1.04%
JUNE 1, 1996 TO MAY 31, 1997                        0.00         $10.57               5.12%         0.60%            1.23%

                                                                   PORTFOLIO      NET ASSETS AT
                                                           TOTAL    TURNOVER      END OF PERIOD
                                                       RETURN(2)        RATE    (000'S OMITTED)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                              9.80%         52%          $ 47,211
JULY 1, 1999 TO JUNE 30, 2000                              3.16%         35%          $ 47,263
JULY 1, 1998 TO JUNE 30, 1999                              2.46%         17%          $ 73,625
JANUARY 1, 1998 TO JUNE 30, 1998(7)                        2.80%         15%          $ 82,577
DECEMBER 15, 1997(5) TO DECEMBER 31, 1997                  0.49%         12%          $ 84,113

COLORADO TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                             11.54%         37%          $ 48,274
JULY 1, 1999 TO JUNE 30, 2000                              0.87%        106%          $ 39,280
JUNE 1, 1999 TO JUNE 30, 1999(9)                          (1.97)%        11%          $ 39,066
JUNE 1, 1998 TO MAY 31, 1999                               3.79%         77%          $ 39,958
JUNE 1, 1997 TO MAY 31, 1998                               9.96%         70%          $ 34,254
JUNE 1, 1996 TO MAY 31, 1997                               9.00%        129%          $ 27,806
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                             10.69%         37%          $ 10,177
JULY 1, 1999 TO JUNE 30, 2000                              0.22%        106%          $  6,842
JUNE 1, 1999 TO JUNE 30, 1999(9)                          (2.03)%        11%          $ 10,959
JUNE 1, 1998 TO MAY 31, 1999                               2.92%         77%          $ 10,909
JUNE 1, 1997 TO MAY 31, 1998                               9.25%         70%          $  9,156
JUNE 1, 1996 TO MAY 31, 1997                               8.19%        129%          $  7,218
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                             11.54%         37%          $ 47,538
JULY 1, 1999 TO JUNE 30, 2000                              0.97%        106%          $ 44,161
JUNE 1, 1999 TO JUNE 30, 1999(9)                          (1.97)%        11%          $ 49,101
JUNE 1, 1998 TO MAY 31, 1999                               3.79%         77%          $ 48,926
JUNE 1, 1997 TO MAY 31, 1998                               9.97%         70%          $ 32,342
JUNE 1, 1996 TO MAY 31, 1997                               9.00%        129%          $ 25,917

MINNESOTA INTERMEDIATE TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                              8.25%         27%          $181,092
JULY 1, 1999 TO JUNE 30, 2000                              2.17%         29%          $184,279
JUNE 1, 1999 TO JUNE 30, 1999(9)                          (1.21)%         1%          $219,258
JUNE 1, 1998 TO MAY 31, 1999                               3.95%         20%          $222,953
OCTOBER 1, 1997(5) TO MAY 31, 1998                         3.61%         15%          $209,685

MINNESOTA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                             10.32%         18%          $ 34,424
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)%        69%          $ 29,551
JUNE 1, 1999 TO JUNE 30, 1999(9)                          (1.63)%         2%          $ 37,139
JUNE 1, 1998 TO MAY 31, 1999                               3.96%         25%          $ 38,255
JUNE 1, 1997 TO MAY 31, 1998                               9.71%         68%          $ 33,597
JUNE 1, 1996 TO MAY 31, 1997                               7.98%         97%          $ 25,739
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                              9.50%         18%          $ 19,491
JULY 1, 1999 TO JUNE 30, 2000                             (0.76)%        69%          $ 16,974
JUNE 1, 1999 TO JUNE 30, 1999(9)                          (1.69)%         2%          $ 21,366
JUNE 1, 1998 TO MAY 31, 1999                               3.18%         25%          $ 21,493
JUNE 1, 1997 TO MAY 31, 1998                               8.89%         68%          $ 16,549
JUNE 1, 1996 TO MAY 31, 1997                               7.18%         97%          $ 11,128
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                             10.32%         18%          $ 24,860
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)%        69%          $ 22,451
JUNE 1, 1999 TO JUNE 30, 1999(9)                          (1.63)%         2%          $ 27,197
JUNE 1, 1998 TO MAY 31, 1999                               3.96%         25%          $ 27,261
JUNE 1, 1997 TO MAY 31, 1998                               9.71%         68%          $ 20,736
JUNE 1, 1996 TO MAY 31, 1997                               7.98%         97%          $ 11,135

                                                                        NET REALIZED
                                               BEGINNING                         AND    DIVIDENDS
                                               NET ASSET         NET      UNREALIZED     FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON   INVESTMENT
                                                   SHARE      INCOME     INVESTMENTS       INCOME
NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                     $10.19        0.46            0.33      (0.46)
JULY 1, 1999 TO JUNE 30, 2000                     $10.39        0.47           (0.20)     (0.47)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.54        0.04           (0.15)     (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.59        0.46           (0.04)     (0.47)
JUNE 1, 1997 TO MAY 31, 1998                      $10.39        0.47            0.21      (0.47)
OCTOBER 1, 1996(5) TO MAY 31, 1997                $10.00        0.31            0.39      (0.31)

NATIONAL TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.72        0.54            0.49      (0.54)
JULY 1, 1999 TO JUNE 30, 2000                     $10.22        0.54           (0.50)     (0.53)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.44        0.04           (0.22)     (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.54        0.52           (0.10)     (0.51)
JUNE 1, 1997 TO MAY 31, 1998                      $10.05        0.53            0.49      (0.53)
JUNE 1, 1996 TO MAY 31, 1997                      $ 9.78        0.54            0.27      (0.54)
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.72        0.46            0.49      (0.46)
JULY 1, 1999 TO JUNE 30, 2000                     $10.22        0.46           (0.50)     (0.45)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.44        0.04           (0.22)     (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.54        0.44           (0.10)     (0.43)
JUNE 1, 1997 TO MAY 31, 1998                      $10.05        0.46            0.48      (0.45)
JUNE 1, 1996 TO MAY 31, 1997                      $ 9.78        0.46            0.27      (0.46)
CLASS C
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.73        0.46            0.48      (0.46)
NOVEMBER 8, 1999(5) TO JUNE 30, 2000              $ 9.79        0.30           (0.06)     (0.30)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.73        0.56            0.49      (0.56)
JULY 1, 1999 TO JUNE 30, 2000                     $10.22        0.55           (0.49)     (0.54)
JUNE 1, 1999 TO JUNE 30, 1999(9)                  $10.44        0.04           (0.22)     (0.04)
JUNE 1, 1998 TO MAY 31, 1999                      $10.54        0.52           (0.10)     (0.51)
JUNE 1, 1997 TO MAY 31, 1998                      $10.06        0.53            0.48      (0.53)
JUNE 1, 1996 TO MAY 31, 1997                      $ 9.78        0.54            0.28      (0.54)

NEBRASKA TAX-FREE FUND
INSTITUTIONAL CLASS
SEPTEMBER 1, 2000 TO JUNE 30, 2001(10)            $ 9.85        0.36            0.21      (0.36)
SEPTEMBER 1, 1999 TO AUGUAT 31, 2000              $ 9.76        0.42            0.09      (0.42)
SEPTEMBER 1, 1998 TO AUGUAT 31, 1999              $10.13        0.42           (0.36)     (0.42)
SEPTEMBER 29, 1997(5) TO AUGUAT 31, 1998          $10.00        0.39            0.13      (0.39)

OREGON TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                     $15.22        0.78            0.83      (0.78)
JULY 1, 1999 TO JUNE 30, 2000                     $16.10        0.77           (0.86)     (0.77)
JULY 1, 1998 TO JUNE 30, 1999                     $16.82        0.75           (0.47)     (0.75)
APRIL 1, 1998 TO JUNE 30, 1998(3)                 $16.81        0.18            0.01      (0.18)
APRIL 1, 1997 TO MARCH 31, 1998                   $16.29        0.76            0.81      (0.76)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)              $16.42        0.37           (0.10)     (0.37)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996             $16.38        0.79            0.04      (0.79)
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                     $ 9.33        0.40            0.50      (0.40)
JULY 1, 1999 TO JUNE 30, 2000                     $ 9.86        0.40           (0.52)     (0.40)
JULY 1, 1998 TO JUNE 30, 1999                     $10.31        0.37           (0.29)     (0.37)
APRIL 1, 1998 TO JUNE 30, 1998(3)                 $10.30        0.09            0.01      (0.09)
APRIL 1, 1997 TO MARCH 31, 1998                   $10.00        0.39            0.47      (0.39)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)              $10.07        0.17           (0.05)     (0.17)
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996        $10.00        0.00            0.07       0.00
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                     $15.22        0.80            0.83      (0.80)
JULY 1, 1999 TO JUNE 30, 2000                     $16.10        0.79           (0.86)     (0.79)
JULY 1, 1998 TO JUNE 30, 1999                     $16.82        0.76           (0.47)     (0.76)
APRIL 1, 1998 TO JUNE 30, 1998(3)                 $16.81        0.19            0.01      (0.19)
APRIL 1, 1997 TO MARCH 31, 1998                   $16.28        0.79            0.82      (0.79)
OCTOBER 1, 1996 TO MARCH 31, 1997(4)              $16.42        0.39           (0.11)     (0.39)
OCTOBER 1, 1995(5) TO SEPTEMBER 30, 1996          $16.38        0.72            0.04      (0.72)

                                                  DISTRIBUTIONS         ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       FROM NET      NET ASSET       --------------------------------------------
                                                       REALIZED      VALUE PER       NET INVESTMENT           NET           GROSS
                                                          GAINS          SHARE               INCOME      EXPENSES     EXPENSES(1)
NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.52               4.39%         0.60%            0.71%
JULY 1, 1999 TO JUNE 30, 2000                              0.00         $10.19               4.53%         0.61%            0.86%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.39               4.25%         0.65%            1.12%
JUNE 1, 1998 TO MAY 31, 1999                               0.00         $10.54               4.26%         0.65%            1.04%
JUNE 1, 1997 TO MAY 31, 1998                              (0.01)        $10.59               4.47%         0.65%            1.03%
OCTOBER 1, 1996(5) TO MAY 31, 1997                         0.00         $10.39               4.45%         0.65%            1.27%

NATIONAL TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.21               5.33%         0.80%            0.96%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $ 9.72               5.48%         0.75%            0.95%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.22               5.10%         0.60%            1.02%
JUNE 1, 1998 TO MAY 31, 1999                              (0.01)        $10.44               4.81%         0.60%            0.98%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $10.54               5.09%         0.60%            0.99%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.05               5.41%         0.50%            1.06%
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.21               4.56%         1.55%            1.72%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $ 9.72               4.72%         1.48%            1.78%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.22               4.34%         1.35%            2.11%
JUNE 1, 1998 TO MAY 31, 1999                              (0.01)        $10.44               4.05%         1.35%            2.01%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $10.54               4.31%         1.35%            2.05%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.05               4.64%         1.26%            2.15%
CLASS C
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.21               4.55%         1.55%            1.73%
NOVEMBER 8, 1999(5) TO JUNE 30, 2000                       0.00         $ 9.73               4.75%         1.55%            1.68%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $10.22               5.53%         0.60%            0.61%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $ 9.73               5.58%         0.60%            0.77%
JUNE 1, 1999 TO JUNE 30, 1999(9)                           0.00         $10.22               5.09%         0.60%            0.95%
JUNE 1, 1998 TO MAY 31, 1999                              (0.01)        $10.44               4.83%         0.60%            0.91%
JUNE 1, 1997 TO MAY 31, 1998                               0.00         $10.54               5.09%         0.60%            0.92%
JUNE 1, 1996 TO MAY 31, 1997                               0.00         $10.06               5.40%         0.50%            1.03%

NEBRASKA TAX-FREE FUND
INSTITUTIONAL CLASS
SEPTEMBER 1, 2000 TO JUNE 30, 2001(10)                     0.00         $10.06               4.40%         0.82%            0.91%
SEPTEMBER 1, 1999 TO AUGUAT 31, 2000                       0.00         $ 9.85               4.38%         0.88%            0.88%
SEPTEMBER 1, 1998 TO AUGUAT 31, 1999                      (0.01)        $ 9.76               4.17%         0.83%            0.84%
SEPTEMBER 29, 1997(5) TO AUGUAT 31, 1998                   0.00         $10.13               4.22%         0.87%            0.87%

OREGON TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $16.05               4.91%         0.77%            1.11%
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)        $15.22               5.02%         0.73%            1.21%
JULY 1, 1998 TO JUNE 30, 1999                             (0.25)        $16.10               4.44%         0.67%            1.32%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $16.82               4.41%         0.67%            1.29%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.29)        $16.81               4.54%         0.62%            1.36%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      (0.03)        $16.29               4.52%         0.60%            1.31%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                      0.00         $16.42               4.87%         0.85%            1.15%
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $ 9.83               4.15%         1.52%            1.84%
JULY 1, 1999 TO JUNE 30, 2000                             (0.01)        $ 9.33               4.24%         1.51%            1.96%
JULY 1, 1998 TO JUNE 30, 1999                             (0.16)        $ 9.86               3.59%         1.51%            2.14%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $10.31               3.48%         1.51%            2.10%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.17)        $10.30               3.56%         1.43%            2.39%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      (0.02)        $10.00               3.23%         1.30%            2.15%
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996                 0.00         $10.07               1.83%         0.00%            0.00%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                              0.00         $16.05               5.08%         0.60%            1.11%
JULY 1, 1999 TO JUNE 30, 2000                             (0.02)        $15.22               5.14%         0.61%            1.02%
JULY 1, 1998 TO JUNE 30, 1999                             (0.25)        $16.10               4.49%         0.62%            1.32%
APRIL 1, 1998 TO JUNE 30, 1998(3)                          0.00         $16.82               4.46%         0.62%            1.26%
APRIL 1, 1997 TO MARCH 31, 1998                           (0.29)        $16.81               4.72%         0.43%            1.27%
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                      (0.03)        $16.28               4.72%         0.40%            1.24%
OCTOBER 1, 1995(5) TO SEPTEMBER 30, 1996                   0.00         $16.42               4.41%         0.63%            0.93%

                                                                   PORTFOLIO        NET ASSETS AT
                                                           TOTAL    TURNOVER        END OF PERIOD
                                                       RETURN(2)        RATE      (000'S OMITTED)
NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                               7.89%       57%            $ 62,111
JULY 1, 1999 TO JUNE 30, 2000                               2.64%       48%            $ 62,669
JUNE 1, 1999 TO JUNE 30, 1999(9)                           (1.08)%      24%            $ 84,419
JUNE 1, 1998 TO MAY 31, 1999                                3.97%       41%            $ 88,223
JUNE 1, 1997 TO MAY 31, 1998                                6.70%       46%            $ 54,602
OCTOBER 1, 1996(5) TO MAY 31, 1997                          6.99%       16%            $ 40,990

NATIONAL TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                              10.90%       27%            $ 77,223
JULY 1, 1999 TO JUNE 30, 2000                               0.50%       79%            $ 64,859
JUNE 1, 1999 TO JUNE 30, 1999(9)                           (1.69)%      18%            $ 41,881
JUNE 1, 1998 TO MAY 31, 1999                                4.04%      106%            $ 43,388
JUNE 1, 1997 TO MAY 31, 1998                               10.33%      143%            $ 35,121
JUNE 1, 1996 TO MAY 31, 1997                                8.43%      152%            $ 29,217
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                              10.07%       27%            $ 28,271
JULY 1, 1999 TO JUNE 30, 2000                              (0.24)%      79%            $ 18,367
JUNE 1, 1999 TO JUNE 30, 1999(9)                           (1.76)%      18%            $ 17,878
JUNE 1, 1998 TO MAY 31, 1999                                3.26%      106%            $ 17,973
JUNE 1, 1997 TO MAY 31, 1998                                9.52%      143%            $ 11,070
JUNE 1, 1996 TO MAY 31, 1997                                7.63%      152%            $  7,329
CLASS C
JULY 1, 2000 TO JUNE 30, 2001                               9.96%       27%            $  9,319
NOVEMBER 8, 1999(5) TO JUNE 30, 2000                        2.50%       79%            $  5,572
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                              11.01%       27%            $300,187
JULY 1, 1999 TO JUNE 30, 2000                               0.73%       79%            $244,626
JUNE 1, 1999 TO JUNE 30, 1999(9)                           (1.69)%      18%            $304,170
JUNE 1, 1998 TO MAY 31, 1999                                4.04%      106%            $311,757
JUNE 1, 1997 TO MAY 31, 1998                               10.22%      143%            $286,734
JUNE 1, 1996 TO MAY 31, 1997                                8.54%      152%            $259,861

NEBRASKA TAX-FREE FUND
INSTITUTIONAL CLASS
SEPTEMBER 1, 2000 TO JUNE 30, 2001(10)                      5.97%       45%            $ 64,929
SEPTEMBER 1, 1999 TO AUGUAT 31, 2000                        5.43%       30%            $ 63,305
SEPTEMBER 1, 1998 TO AUGUAT 31, 1999                        0.54%        7%            $ 68,443
SEPTEMBER 29, 1997(5) TO AUGUAT 31, 1998                    5.29%        8%            $ 67,372
OREGON TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2001                              10.77%       43%            $ 23,072
JULY 1, 1999 TO JUNE 30, 2000                              (0.45)%      51%            $ 21,424
JULY 1, 1998 TO JUNE 30, 1999                               1.57%       54%            $ 24,924
APRIL 1, 1998 TO JUNE 30, 1998(3)                           1.16%       24%            $ 27,665
APRIL 1, 1997 TO MARCH 31, 1998                             9.81%       82%            $ 27,837
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                        1.65%       90%            $ 30,635
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996                       5.03%       27%            $ 33,676
CLASS B
JULY 1, 2000 TO JUNE 30, 2001                               9.84%       43%            $ 12,733
JULY 1, 1999 TO JUNE 30, 2000                              (1.13)%      51%            $  9,657
JULY 1, 1998 TO JUNE 30, 1999                               0.63%       54%            $ 10,095
APRIL 1, 1998 TO JUNE 30, 1998(3)                           0.98%       24%            $  5,956
APRIL 1, 1997 TO MARCH 31, 1998                             8.77%       82%            $  3,762
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                        1.17%       90%            $    287
SEPTEMBER 6, 1996(5) TO SEPTEMBER 30, 1996                  0.70%       27%            $      0
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2001                              10.96%       43%            $  3,200
JULY 1, 1999 TO JUNE 30, 2000                              (0.32)%      51%            $  4,120
JULY 1, 1998 TO JUNE 30, 1999                               1.62%       54%            $  5,903
APRIL 1, 1998 TO JUNE 30, 1998(3)                           1.18%       24%            $  7,314
APRIL 1, 1997 TO MARCH 31, 1998                            10.08%       82%            $  7,635
OCTOBER 1, 1996 TO MARCH 31, 1997(4)                        1.69%       90%            $  8,175
OCTOBER 1, 1995(5) TO SEPTEMBER 30, 1996                    5.13%       27%            $  8,592

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than 1 year are not annualized.

(3)  The Fund changed its fiscal year-end from March 31 to June 30.

(4)  The Fund changed its fiscal year-end from September 30 to March 31.

(5)  Commencement of operations.

(6)  The Fund changed its fiscal year-end from December 31 to September 30.

(7)  The Fund changed its fiscal year-end from December 31 to June 30.

(8) This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

(9)  The Fund changed its fiscal year-end from May 31 to June 30.

(10) The Fund changed its fiscal year-end from August 31 to June 30.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                   TAX-FREE FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is comprised of 67 separate series as of the end of the reporting period. These financial statements present the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free, Nebraska Tax-Free and Oregon Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.

     Concurrent with the establishment of the Trust, the Boards of Directors/Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the respective Funds of Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

      STAGECOACH FUND                       NORWEST ADVANTAGE FUND                      WELLS FARGO FUND
      ARIZONA TAX-FREE FUND*                                                   ARIZONA TAX-FREE FUND
      CALIFORNIA TAX-FREE INCOME FUND*                                         CALIFORNIA LIMITED TERM TAX-FREE FUND
      CALIFORNIA TAX-FREE BOND FUND*                                           CALIFORNIA TAX-FREE FUND
                                        COLORADO TAX-FREE FUND*                COLORADO TAX-FREE FUND
                                        MINNESOTA INTERMEDIATE TAX-FREE FUND*  MINNESOTA INTERMEDIATE TAX-FREE FUND
                                        MINNESOTA TAX-FREE FUND*               MINNESOTA TAX-FREE FUND
                                        LIMITED TERM TAX-FREE FUND*            NATIONAL LIMITED TERM TAX-FREE FUND
      NATIONAL TAX-FREE FUND            TAX-FREE INCOME FUND*                  NATIONAL TAX-FREE FUND
      OREGON TAX-FREE FUND*                                                    OREGON TAX-FREE FUND

   * Accounting survivor

     On February 23, 2001, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the First Achievement Idaho Municipal Bond Fund and First Achievement Municipal Bond Fund. The First Achievement Municipal Bond Fund exchanged its 6,400,598 shares (valued at $65,492,363) for 6,628,643 shares of the Wells Fargo National Tax-Free Fund. The First Achievement Idaho Municipal Bond Fund exchanged its 2,654,232 shares (valued at $27,155,887) for 2,574,550 shares of the Wells Fargo National Tax-Free Fund. The net assets of the First Achievement Municipal Bond Fund included unrealized depreciation of $(939,080) and the First Achievement Idaho Municipal Bond Fund included unrealized appreciation of $385,499. On October 24, 2000, the Board of Trustees of the Trust and Board of Trustees of the First Achievement Funds approved an Agreement and Plan of Reorganization.

     On May 9, 2000 the Board of Trustees of the Trust and the Board of Trustees of the Great Plains Funds approved an Agreement and Plan of Reorganization providing for the conversion of the Great Plains Tax-Free Bond Fund into the Wells Fargo Nebraska Tax-Free Fund, a newly created entity. For financial reporting purposes, the Great Plains Fund was treated as the accounting survivor and its financial history was retained. This reorganization became effective on September 11, 2000.

     The Arizona Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Tax-Free and Oregon Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A and Institutional Class shares. The Minnesota Intermediate Tax-Free and National Limited Term Tax-Free Funds and Nebraska Tax-Free only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agent fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in the Municipal funds are valued daily by a pricing service approved by the Fund's Board of Directors. The service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities market values. For some securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities, and general market conditions. Securities that can not be valued by the Service are valued in good faith at fair values using methods determined by the Adviser under the general supervision of the Board of directors.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts and premiums are accreted or amortized. Dividend income is recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

     On the Statement of Asset and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (Increase (Decrease)):

                                                                 UNDISTRIBUTED
                                               UNDISTRIBUTED          NET
                                                    NET            REALIZED
                                             INVESTMENT INCOME     GAIN/LOSS     PAID-IN CAPITAL
      NATIONAL TAX-FREE FUND                         0             (586,153)         586,153

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2001.

     The following Funds had estimated net capital loss carryforwards at June 30, 2001, which are available to offset future net realized capital gains:

                                                                                              CAPITAL LOSS
      FUND                                                                   YEAR EXPIRES     CARRYFORWARDS
      ARIZONA TAX-FREE FUND                                                      2008          $     1,854
      COLORADO TAX-FREE FUND                                                     2007              220,355
                                                                                 2008            2,006,901
                                                                                 2009              410,896
      MINNESOTA INTERMEDIATE TAX-FREE FUND                                       2007              129,158
                                                                                 2008              203,509
                                                                                 2009              703,058
      MINNESOTA TAX-FREE FUND                                                    2007              186,463
                                                                                 2008              719,612
                                                                                 2009            1,480,796
      NATIONAL LIMITED TERM TAX-FREE FUND                                        2006               29,185
                                                                                 2007              210,768
                                                                                 2008              381,929
                                                                                 2009              782,417
      NATIONAL TAX-FREE FUND                                                     2007            2,535,228
                                                                                 2008           14,189,312
      OREGON TAX-FREE FUND                                                       2007              101,326
                                                                                 2008              412,570
                                                                                 2009              102,782

     For tax purposes, the Arizona Tax-Free Fund, and the National Limited Term Tax-Free Fund, have current year post October capital losses of $85,326, and $23,568 respectively. These losses will be recognized for tax purposes on the first day of the succeeding year.

3. ADVISORY FEES

      The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the contracts, Funds Management has agreed to provide the Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                 % OF AVERAGE DAILY NET ASSETS
      ARIZONA TAX-FREE                                      0.40
      CALIFORNIA LIMITED TERM TAX-FREE                      0.40
      CALIFORNIA TAX-FREE                                   0.40
      COLORADO TAX-FREE                                     0.40
      MINNESOTA INTERMEDIATE TAX-FREE                       0.40
      MINNESOTA TAX-FREE                                    0.40
      NATIONAL LIMITED TERM TAX-FREE                        0.40
      NATIONAL TAX-FREE                                     0.40
      NEBRASKA TAX-FREE                                     0.50
      OREGON TAX-FREE FUNDS                                 0.40

     Funds Management, assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Funds. WCM is entitled to receive from the Funds, except the Nebraska Tax-Free Fund, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of each Fund's average daily net assets in excess of $800 million. For the Nebraska Tax-Free Fund, WCM is entitled to receive a monthly fee at the annual rate of 0.20% of the Fund's average daily net assets up to $400 million, 0.175% for the next $400 million, and 0.15% of the Fund's average daily net assets in excess of $800 million.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan for Class B and C shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares or Institutional Class shares. The distribution fees paid on behalf of the Funds for the year ended June 30, 2001 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. WFB formerly provided these services since the inception of the Trust through February 28, 2001 at the same rates.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agency services, BFDS is also entitled to receive a complex base fee from all the Funds of the Trust and Wells Fargo Variable Trust, and the Portfolios of Wells Fargo Core Trust. The transfer agency fees paid by the Funds for the year ended June 30, 2001 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

     The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares for these services. No fee is currently charged for Institutional Class shares.

     The shareholder servicing fees paid on behalf of the Funds for the year ended June 30, 2001 were as follows:

      FUND                                     CLASS A        CLASS B       CLASS C  INSTITUTIONAL CLASS
      ARIZONA TAX-FREE FUND                    $ 11,284      $  9,009           N/A            0
      CALIFORNIA LIMITED TERM TAX-FREE FUND      89,484           N/A           N/A            0
      CALIFORNIA TAX-FREE FUND                  949,821       313,542        53,800            0
      COLORADO TAX-FREE FUND                    101,989        19,416           N/A            0
      MINNESOTA INTERMEDIATE TAX-FREE FUND          N/A           N/A           N/A            0
      MINNESOTA TAX-FREE FUND                    77,518        44,846           N/A            0
      NATIONAL LIMITED TERM TAX-FREE FUND           N/A           N/A           N/A            0
      NATIONAL TAX-FREE FUND                    170,964        54,110        18,172            0
      NEBRASKA TAX-FREE FUND                        N/A           N/A           N/A            0
      OREGON TAX-FREE FUND                       55,031        27,500           N/A            0

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contracts, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended June 30, 2001, were waived by Funds Management.

10. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended June 30, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

      FUND                                                             PURCHASES AT COST     SALES PROCEEDS
      ARIZONA TAX-FREE FUND                                              $  7,801,004         $  4,787,097
      CALIFORNIA LIMITED TERM TAX-FREE FUND                                27,052,299           18,835,524
      CALIFORNIA TAX-FREE FUND                                            296,156,499          317,924,899
      COLORADO TAX-FREE FUND                                               46,004,816           33,559,720
      MINNESOTA INTERMEDIATE TAX-FREE FUND                                 48,638,381           65,126,486
      MINNESOTA TAX-FREE FUND                                              20,190,109           12,825,548
      NATIONAL LIMITED TERM TAX-FREE FUND                                  34,691,141           32,727,316
      NATIONAL TAX-FREE FUND                                               94,895,017          128,503,845
      NEBRASKA TAX-FREE FUND                                               28,152,803           29,854,632
      OREGON TAX-FREE FUND                                                 18,407,326           15,565,520

11. CAPITAL SHARE TRANSACTIONS

     For the year ended June 30, 2000, "Proceeds from shares sold" includes $31,626,642 for Class A, and "Shares sold" includes 2,178,156 for Class A as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $4,031,558 for Class B, and "Shares sold" includes 420,942 for Class B as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $6,381,434 for Class C, and "Shares sold" includes 666,174 for Class C as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $7,014,140 for Institutional Class, and "Shares sold" includes 483,117 for Institutional Class as a result of the consolidation of the Stagecoach National Tax-Free Fund.

     For the year ended June 30, 2001, "Proceeds from shares sold" includes $3,532,704 for Class A, and "Shares sold" includes 357,695 for Class A as a result of the consolidation of the First Achievement Municipal Fund. "Proceeds from shares sold" includes $2,036,108 for Class B, and "Shares sold" includes 206,082 for Class B as a result of the consolidation of the First Achievement Municipal Fund. "Proceeds from shares sold" includes $59,923,552 for Class I, and "Shares sold" includes 6,064,866 for Class I as a result of the consolidation of the First Achievement Municipal Fund.

     "Proceeds from shares sold" includes $6,771,764 for Class A, and "Shares sold" includes 640,909 for Class A as a result of the consolidation of the First Achievement Idaho Municipal Fund. "Proceeds from shares sold" includes $1,228,031 for Class B, and "Shares sold" includes 116,075 for Class B as a result of the consolidation of the First Achievement Idaho Municipal Fund. "Proceeds from shares sold" includes $19,156,092 for Class I, and "Shares sold" includes 1,817,566 for Class I as a result of the consolidation of the First Achievement Idaho Municipal Fund.

TAX INFORMATION (UNAUDITED)

     For federal income tax purposes, the Nebraska Tax-Free Fund designates 100% of its distribution paid from net realized gains for the 10 months ended June 30, 2001, as long-term capital gain distributions, pursuant to Section 852(b)(3) of the Internal Revenue Code.

     For federal income tax purposes, the following funds designate the following percentages of their distributions paid from net investment income for the year ended June 30, 2001, as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code:

      ARIZONA TAX-FREE FUND                               100%
      CALIFORNIA LIMITED TERM TAX-FREE FUND               100%
      CALIFORNIA TAX-FREE FUND                            100%
      COLORADO TAX-FREE FUND                              100%
      MINNESOTA INTERMEDIATE TAX-FREE FUND                100%
      MINNESOTA TAX-FREE FUND                             100%
      NATIONAL LIMITED TERM TAX-FREE FUND                 100%
      NATIONAL TAX-FREE FUND                              100%
      NEBRASKA TAX-FREE FUND                              100%
      OREGON TAX-FREE FUND                                100%

     For California income tax purposes, the California Limited Term Tax-Free Fund and the California Tax-Free Fund designate 100% of their distributions paid from net investment income for the year ended June 30, 2001, as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

INDEPENDENT AUDITORS' REPORT                                    TAX-FREE FUNDS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST

     We have audited the accompanying statements of assets and liabilities of Arizona Tax-Free Fund, California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Nebraska Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund, and Oregon Tax-Free Fund, ten funds of Wells Fargo Funds Trust (collectively the "Funds") including the portfolios of investments as of June 30, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 78 through 84. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Nebraska Tax-Free Fund statement of operations for the year ended August 31, 2000, the statements of changes in net assets for the two years ended August 31, 2000 and the financial highlights for the three years or periods ended August 31, 2000 were audited by other auditors whose report dated October 13, 2000, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of June 30, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.


     /s/ KPMG LLP
     San Francisco, California
     August 15, 2001

LIST OF ABBREVIATIONS                                           TAX-FREE FUNDS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
      ADR        -- AMERICAN DEPOSITORY RECEIPTS
      AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
      AMT        -- ALTERNATIVE MINIMUM TAX
      ARM        -- ADJUSTABLE RATE MORTGAGES
      BART       -- BAY AREA RAPID TRANSIT
      CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
      CDSC       -- CONTINGENT DEFERRED SALES CHARGE
      CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
      CGY        -- CAPITAL GUARANTY CORPORATION
      CMT        -- CONSTANT MATURITY TREASURY
      COFI       -- COST OF FUNDS INDEX
      Connie Lee -- CONNIE LEE INSURANCE COMPANY
      COP        -- CERTIFICATE OF PARTICIPATION
      CP         -- COMMERCIAL PAPER
      CTF        -- COMMON TRUST FUND
      DOT        -- DEPARTMENT OF TRANSPORTATION
      DW&P       -- DEPARTMENT OF WATER & POWER
      DWR        -- DEPARTMENT OF WATER RESOURCES
      EDFA       -- EDUCATION FINANCE AUTHORITY
      FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
      FHA        -- FEDERAL HOUSING AUTHORITY
      FHLB       -- FEDERAL HOME LOAN BANK
      FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
      FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
      FRN        -- FLOATING RATE NOTES
      FSA        -- FINANCIAL SECURITY ASSURANCE, INC
      GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      GO         -- GENERAL OBLIGATION
      HEFA       -- HIGHER EDUCATION FACILITIES AUTHORITY
      HFA        -- HOUSING FINANCE AUTHORITY
      HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
      IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
      IDR        -- INDUSTRIAL DEVELOPMENT REVENUE
      LIBOR      -- LONDON INTERBANK OFFERED RATE
      LLC        -- LIMITED LIABILITY CORPORATION
      LOC        -- LETTER OF CREDIT
      LP         -- LIMITED PARTNERSHIP
      MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
      MFHR       -- MULTI-FAMILY HOUSING REVENUE
      MUD        -- MUNICIPAL UTILITY DISTRICT
      MTN        -- MEDIUM TERM NOTE
      PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
      PCR        -- POLLUTION CONTROL REVENUE
      PFA        -- PUBLIC FINANCE AUTHORITY
      PLC        -- PRIVATE PLACEMENT
      PSFG       -- PUBLIC SCHOOL FUND GUARANTY
      RAW        -- REVENUE ANTICIPATION WARRANTS
      RDA        -- REDEVELOPMENT AUTHORITY
      RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
      R&D        -- RESEARCH & DEVELOPMENT
      SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
      TBA        -- TO BE ANNOUNCED
      TRAN       -- TAX REVENUE ANTICIPATION NOTES
      USD        -- UNIFIED SCHOOL DISTRICT
      V/R        -- VARIABLE RATE
      WEBS       -- WORLD EQUITY BENCHMARK SHARES

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DATED MATERIAL
PLEASE EXPEDITE

[LOGO]                                                    PRSRT STD
WELLS                                                    US Postage
FARGO                                                       PAID
FUNDS                                                 Permit No. 57842
                                                          Boston MA

P.O. BOX 8266
BOSTON, MA 02266-8266

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS(SM). OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                   AR 015 (6/01)